================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                AMENDMENT NO. 1
                                       TO
                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number  811-07917
                                    ---------

                            Horace Mann Mutual Funds
                            ------------------------
               (Exact name of registrant as specified in charter)

                   1 Horace Mann Plaza, Springfield, Il 62715
                   ------------------------------------------
                    (Address of principal executive offices)

                         Christopher M. Fehr, President
                   1 Horace Mann Plaza, Springfield, Il 62715
                   ------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 217-789-2500

Date of fiscal year end: 12/31

Date of reporting period: 12/31/2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss 3507.

================================================================================

ITEM 1.  REPORT TO STOCKHOLDERS.
         Attached hereto is the annual shareholder report transmitted to shareholders pursuant to Rule 30e-1 of the Investment Company Act of 1940, as amended.

                HORACE MANN
                       MUTUAL FUNDS ANNUAL REPORT
                                December 31, 2003

























                                                               [LOGO]
                                                            Horace Mann
                                                    Educated Financial Solutions

Table of Contents



                              Letter from the President .....................  3

                              Investment adviser letter .....................  4

                              Fund performance graphs .......................  7

                              Financial statements .......................... 11












      THIS REPORT MUST BE
      PRECEDED OR ACCOMPANIED
      BY A CURRENT PROSPECTUS.

           [LOGO]
        Horace Mann
Educated Financial Solutions



DEAR SHAREHOLDERS:

STAY THE COURSE. BE TRUE TO YOUR INVESTMENT STRATEGY. DON'T TRY TO TIME THE MARKET.

That's how we opened our semi-annual report. But six months ago, our message was intended to encourage our investors to heed these time-tested messages even though the market was testing their resolve. The second half of 2003 once again proved those messages true as the market showed steady growth throughout the period. Investors who maintained their investment plan and continued to contribute to their annuity are seeing the rewards of the upward market trend.

POLITICAL CLIMATE COOLS AND ECONOMY SHOWS IMPROVEMENT

Military action in Iraq moves closer to final resolution as the U.S. military presence and diplomatic efforts continue to work toward rebuilding the country's political structure and physical infrastructure. While reports of random violence and casualties continue to make headlines, news of the capture of major leaders of the former regime has led to a more positive outlook in financial markets.

As the economy shows signs of steady growth and stock market levels trade higher, consumer confidence seems to be on the rise leading to growth in the retail sector. While employment statistics continue to lag, the overall outlook for the economy is positive. Both interest rates and inflation remain very low, boosting consumer spending and helping to maintain economic growth.

INVESTMENT RESULTS END WITH DOUBLE-DIGIT GROWTH

As a result of good news in both the economic and political arenas, we saw positive results for all major indices in 2003 -- for the first time since 1999. The Wilshire 5000 Index finished the year up 32 percent and the S&P 500 Index was up 28 percent.

In concert, we are pleased to report healthy results for the Horace Mann Mutual Funds for 2003. Horace Mann Small Cap Growth Fund led the lineup with a 59 percent annual return. Overall, the small cap sector outperformed the other sectors for the year, and the Horace Mann Small Cap Growth Fund outperformed its benchmark by over 10 percent. The Horace Mann Equity Fund, Horace Mann International Equity Fund and the Horace Mann Socially Responsible Fund also produced strong double-digit results for the year posting 27.6 percent, 32.5 percent and 28.5 percent returns, respectively.

The improving economic picture and stabilizing factors in the geo-political environment should ease investors' concerns about investing in today's market. But regardless of the ups and downs of the market, at Horace Mann, we advocate maintaining a consistent, steady approach to investing based on your personal comfort level with investment risk and your goals for retirement. Meeting regularly with your Horace Mann representative can help assure you stay on track.


Thank you again for your confidence in the Horace Mann Mutual Funds.

Sincerely,


/s/ Christopher M. Fehr
----------------------------
Christopher M. Fehr
President
Horace Mann Mutual Funds

Horace Mann Mutual Funds     P.O. Box 4657    Springfield, Illinois   62708-4657
                       217-789-2500     www.horacemann.com

WILSHIRE               WILSHIRE ASSOCIATES
                       1299 Ocean Avenue, Suite 700 Santa Monica, CA 90401-1085
                       TEL 310.451.3051    FAX 310.458.0520    www.wilshire.com



TO THE SHAREHOLDERS OF THE HORACE MANN MUTUAL FUNDS:

A disciplined approach to investing is the hallmark of the Wilshire Associates' management of the Horace Mann Mutual Funds. We work to provide Horace Mann's valued customers with investment vehicles they can rely on to allow an opportunity to generate long-term returns appropriate for retirement investing.

This year was a welcome departure from the negative returns of the past several years as investors once again enjoyed gains in the equity markets. While we are heartened by these developments, we encourage a thorough and regular review of your investments. Your Horace Mann representative will be glad to sit down with you to help assure you are on the right track for your retirement.

To support Horace Mann, Wilshire constantly monitors each of the funds to ensure the most skilled subadvisers are working to add value for Horace Mann customers. We strive to help provide you with excellent investment options and appreciate your continued confidence in our work as you plan for retirement.

DISCUSSION OF THE CAPITAL MARKETS IN 2003

The equity markets rallied in response to positive economic and global political news. Stocks that had been under the greatest of price pressure during the previous three years led the stock market rally. Bond investors lagged stock investors as the broad bond market finished the year with marginal gains. International equity markets rose as well, in anticipation of a global economic pickup, and outperformed the broad domestic stock market.

In the domestic stock market, small cap stocks, which had been under significant price pressure in prior periods, rose dramatically. Technology stocks in particular drove market returns. Value stocks outperformed growth stocks and smaller market cap stocks outperformed large caps.

Bond markets ended 2003 with little or no gains, as positive economic news kept bond prices in check. Government and treasury issues provided bond investors with little return. The Federal Reserve lowered interest rates once in June, leaving them at the current rate of 1 percent. High-yield bonds posted healthy returns as investors benefited from an increased appetite for risk.

International markets ended the trend of negative returns over the past several years by posting impressive results. Emerging Markets led the rally as global investors sought growth stocks in developing nations. A low interest rate environment in Europe promoted business growth and made for a strong year by European financial stocks. Regionally, Europe and the Pacific Basin posted returns of greater than 38 percent.

FUNDS PERFORMANCE -- 2003

In the following paragraphs, we provide you with insight into activity and results for the various funds in the Horace Mann family for 2003.

EQUITY FUND

Wilshire Associates structures the management of the Equity Fund to be a diversified strategy highlighted by its value style orientation. The Fund is managed by Bernstein Investment Research and Management, Wellington Management Company, LLP and Mellon Equity Associates, LLP. The diversification that comes with three subadvisers has been a successful strategy since the management change implemented by Wilshire Associates in 2000. This combination of subadvisers generated a return of over 27.6 percent for the year, while the benchmark index gained 28.7 percent.

HORACE MANN MUTUAL FUNDS                                2003 FUNDS ANNUAL REPORT


Less representation in the portfolio of information technology stocks drove underperformance. Holdings in Qwest Communications and Verizon dragged fund performance lower as these stocks finished the year with negative returns. However, having less emphasis in the healthcare sector was a boon to performance, and prominence of financial stocks like Citigroup, Wachovia Bank, and Bank of America contributed to performance relative to the benchmark.

SOCIALLY RESPONSIBLE FUND

The Socially Responsible Fund is managed by Bernstein Investment Research and Management. The Fund underperformed its benchmark for the year due to its exposure to the consumer discretionary sector. The Fund gained 28.5 percent while the benchmark index gained 31 percent. Eastman Kodak and Newell Rubbermaid were two of the stocks held in that sector that finished the year with negative returns.

The socially responsible screens the manager uses to ensure that the stocks held comply with the socially responsible standards set forth in the prospectus negatively impacted performance. As a result of the screens, the Fund could not hold tobacco and oil stocks, which rallied significantly during the year.

SMALL CAP GROWTH FUND

The Small Cap Growth Fund is managed by Mazama Capital Management, Lee Munder Investments Ltd. and BlackRock Financial Management. The mix provides diversification as well as a disciplined approach to portfolio management. The Fund invests in smaller companies' stocks that may possess greater growth potential than their larger cap counterparts.

2003 was a banner year for shareholders invested in the Small Cap Growth Fund. The Fund rose 59 percent, a healthy return versus most stock indexes. The benchmark index, the Russell 2000 Growth Index, rose more than 48 percent. Strong stock selection in information technology stocks drove performance. The Fund maintains an overweight position to technology, which was beneficial to the Fund, as both the sector as a whole and the selected stocks rallied.

INCOME FUND

The Income Fund is managed by Western Asset Management Company, Western Asset Management Limited and BlackRock Financial Management. The mix provides exposure to all areas of the bond markets.

Managers of the Income Fund delivered an impressive year of performance as the Fund returned 7.3 percent, outperforming the Lehman Aggregate Index, which returned 4.1 percent. The Fund benefited from strong issuer selection in the corporate credit markets while also taking advantage of holdings in high yield and global bonds.

SHORT-TERM INVESTMENT FUND

This Fund generated returns slightly lower than the index for the year. The Fund returned 1.0 percent while the benchmark index based on Treasury Bills returned
1.1 percent. The marginal underperformance stems from trading costs. Short-term rates remained low throughout the year, and the Fund's yield to investors provided more of a safe haven than a total return. The Fund seeks to preserve invested capital and succeeded in outpacing inflation during the course of the year.

HORACE MANN MUTUAL FUNDS                                2003 FUNDS ANNUAL REPORT

BALANCED FUND

The Balanced Fund is designed to provide a stock/bond mix appropriate for long-term investors. The Balanced Fund buys "units" of the Equity Fund -- 60 percent -- and the Income Fund -- 40 percent -- to replicate the target weightings.

During the year, the Balanced Fund outperformed its benchmark, exceeding the return of the blended benchmark that consists of 60 percent S&P 500 Index and 40 percent Lehman Aggregate Index by 0.70 percent for the year. The Fund rose 19.6 percent while the index was up 18.9 percent. The excess return resulted from the Income Fund significantly outperforming its benchmark.

INTERNATIONAL EQUITY FUND

The International Equity Fund is managed by Oechsle International Advisors. The Fund, while posting an impressive absolute return, underperformed its primary benchmark for the year. The International Equity Fund rose 32.5 percent as the Morgan Stanley EAFE Index was up 38.6 percent.

Oechsle selects high-quality stocks that have strong management and stable earnings growth. Unfortunately for the Fund, that type of stock was out of favor in the market and caused the Fund to underperform its benchmark. Speculative growth stocks across all global markets excelled. While Emerging Markets holdings helped Fund performance, it was not enough to overcome the poor stock selection in other regions.

CONCLUSION

The rebound in equities rewarded stock market investors' patience with what had been a trying market. Those investors who maintained their long-term approach to retirement planning benefited from the general sentiment of an impending economic recovery.

At Wilshire, we applaud your selection of the Horace Mann Mutual Funds for your retirement. We manage your investments with a long-term focus. By keeping focus on the long-term horizon, we seek to provide investment returns to help you achieve your financial objectives. Thank you again for giving us the opportunity to serve your financial needs.
Sincerely,




/s/ Michael J. Napoli, Jr.
------------------------------
Michael J. Napoli, Jr.
Managing Director
Wilshire Associates Incorporated

HORACE MANN MUTUAL FUNDS                                2003 FUNDS ANNUAL REPORT


             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                        THE EQUITY FUND AND A STOCK INDEX

                -----------------------------------------------
                                   EQUITY FUND
                           AVERAGE ANNUAL TOTAL RETURN
                -----------------------------------------------
                     1 year          5 years       10 years
                -----------------------------------------------
                     27.57%          -1.76%         7.33%
                -----------------------------------------------

                              [CHART APPEARS HERE]

                  S&P         EQUITY                         S&P         EQUITY
                  500          FUND                          500          FUND
               --------      --------                     --------      --------
31-Dec-93      $ 11,846      $ 10,000      31-Mar-99      $ 36,563      $ 21,530
31-Mar-94      $ 11,394      $  9,768      30-Jun-99      $ 39,107      $ 23,662
30-Jun-94      $ 11,441      $  9,985      30-Sep-99      $ 36,690      $ 20,892
30-Sep-94      $ 12,005      $ 10,428      31-Dec-99      $ 42,150      $ 21,615
31-Dec-94      $ 12,002      $  9,999      31-Mar-00      $ 43,178      $ 20,836
31-Mar-95      $ 13,171      $ 10,779      30-Jun-00      $ 41,965      $ 20,067
30-Jun-95      $ 14,423      $ 11,649      30-Sep-00      $ 41,566      $ 20,707
30-Sep-95      $ 15,571      $ 12,372      31-Dec-00      $ 38,303      $ 20,612
31-Dec-95      $ 16,499      $ 13,222      31-Mar-01      $ 33,765      $ 19,274
31-Mar-96      $ 17,396      $ 14,249      30-Jun-01      $ 35,743      $ 20,462
30-Jun-96      $ 18,181      $ 14,711      30-Sep-01      $ 30,492      $ 18,047
30-Sep-96      $ 18,738      $ 15,246      31-Dec-01      $ 33,752      $ 19,745
31-Dec-96      $ 20,306      $ 16,689      31-Mar-02      $ 33,843      $ 20,158
31-Mar-97      $ 20,835      $ 16,766      30-Jun-02      $ 29,310      $ 17,888
30-Jun-97      $ 24,466      $ 18,965      30-Sep-02      $ 24,246      $ 14,660
30-Sep-97      $ 26,305      $ 20,826      31-Dec-02      $ 26,248      $ 15,909
31-Dec-97      $ 27,057      $ 20,603      31-Mar-03      $ 25,422      $ 15,224
31-Mar-98      $ 30,835      $ 23,020      30-Jun-03      $ 29,334      $ 17,617
30-Jun-98      $ 31,856      $ 21,831      30-Sep-03      $ 30,110      $ 18,097
30-Sep-98      $ 28,715      $ 19,431      31-Dec-03      $ 33,779      $ 20,295
31-Dec-98      $ 34,838      $ 22,177

          PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

          ANNUITY CONTRACT FEES ARE NOT REFLECTED IN EQUITY FUND RETURNS.

          1 STOCK INDEX: S&P 500, STANDARD AND POOR'S 500 STOCK INDEX, AN UNMANAGED INDEX CONSISTING OF 500 STOCKS. THE RATE OF RETURN SHOWN ABOVE FOR THE UNMANAGED INDEX HAS NO EXPENSES.



             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                   THE BALANCED FUND AND A STOCK/BOND INDICES

                ------------------------------------------------
                                  BALANCED FUND
                           AVERAGE ANNUAL TOTAL RETURN
                ------------------------------------------------
                     1 year           5 years       10 years
                ------------------------------------------------
                     19.56%            2.11%          7.77%
                ------------------------------------------------

                              [CHART APPEARS HERE]

                STOCK/       BALANCED                      STOCK/       BALANCED
                BOND(1)        FUND                        BOND(1)        FUND
               --------      --------                     --------      --------
31-Dec-93      $ 11,777      $ 10,000      31-Mar-99      $ 26,787      $ 18,773
31-Mar-94      $ 11,412      $  9,773      30-Jun-99      $ 27,811      $ 19,821
30-Jun-94      $ 11,413      $  9,880      30-Sep-99      $ 26,855      $ 18,420
30-Sep-94      $ 11,787      $ 10,185      31-Dec-99      $ 29,240      $ 18,833
31-Dec-94      $ 11,780      $  9,908      31-Mar-00      $ 29,927      $ 18,538
31-Mar-95      $ 12,675      $ 10,562      30-Jun-00      $ 29,629      $ 18,222
30-Jun-95      $ 13,651      $ 11,288      30-Sep-00      $ 29,818      $ 18,745
30-Sep-95      $ 14,393      $ 11,832      31-Dec-00      $ 28,916      $ 19,008
31-Dec-95      $ 15,110      $ 12,500      31-Mar-01      $ 27,210      $ 18,509
31-Mar-96      $ 15,552      $ 13,129      30-Jun-01      $ 28,228      $ 19,258
30-Jun-96      $ 16,013      $ 13,422      30-Sep-01      $ 26,261      $ 18,181
30-Sep-96      $ 16,420      $ 13,834      31-Dec-01      $ 27,949      $ 19,272
31-Dec-96      $ 17,406      $ 14,859      31-Mar-02      $ 28,005      $ 19,544
31-Mar-97      $ 17,671      $ 14,937      30-Jun-02      $ 26,168      $ 18,363
30-Jun-97      $ 19,726      $ 16,404      30-Sep-02      $ 23,935      $ 16,617
30-Sep-97      $ 20,879      $ 17,707      31-Dec-02      $ 25,273      $ 17,679
31-Dec-97      $ 21,483      $ 17,687      31-Mar-03      $ 24,936      $ 17,411
31-Mar-98      $ 23,416      $ 19,115      30-Jun-03      $ 27,490      $ 19,335
30-Jun-98      $ 24,100      $ 18,633      30-Sep-03      $ 27,910      $ 19,688
30-Sep-98      $ 23,081      $ 17,553      31-Dec-03      $ 29,988      $ 21,137
31-Dec-98      $ 26,066      $ 19,045

          PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

          ANNUITY CONTRACT FEES ARE NOT REFLECTED IN BALANCED FUND RETURNS.

          1 STOCK/BOND INDICES: THROUGH APRIL 30, 1997, S&P 500 INDEX AND LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE BOND INDEX, AN UNMANAGED INDEX CONSISTING OF U.S. TREASURY BONDS, U.S. AGENCY BONDS AND INVESTMENT GRADE CORPORATE BONDS WITH INTERMEDIATE MATURITIES. LEHMAN BROTHERS AGGREGATE BOND INDEX THEREAFTER. THE RATES OF RETURN SHOWN ABOVE FOR THE UNMANAGED INDICES HAVE NO EXPENSES.

HORACE MANN MUTUAL FUNDS                                2003 FUNDS ANNUAL REPORT


             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                        THE INCOME FUND AND A BOND INDEX

               -------------------------------------------------
                                   INCOME FUND
                           AVERAGE ANNUAL TOTAL RETURN
               -------------------------------------------------
                     1 year         5 years        10 years
               -------------------------------------------------
                      7.25%          6.47%           6.52%
               -------------------------------------------------

                              [CHART APPEARS HERE]

                 BOND         INCOME                        BOND         INCOME
               INDEX(1)        FUND                       INDEX(1)        FUND
               --------      --------                     --------      --------
31-Dec-93      $ 11,589      $ 10,000      31-Mar-99      $ 16,358      $ 13,778
31-Mar-94      $ 11,344      $  9,770      30-Jun-99      $ 16,214      $ 13,518
30-Jun-94      $ 11,276      $  9,701      30-Sep-99      $ 16,324      $ 13,580
30-Sep-94      $ 11,370      $  9,778      31-Dec-99      $ 16,304      $ 13,530
31-Dec-94      $ 11,376      $  9,762      31-Mar-00      $ 16,665      $ 13,641
31-Mar-95      $ 11,901      $ 10,185      30-Jun-00      $ 16,953      $ 13,807
30-Jun-95      $ 12,503      $ 10,657      30-Sep-00      $ 17,465      $ 14,127
30-Sep-95      $ 12,725      $ 10,853      31-Dec-00      $ 18,200      $ 14,733
31-Dec-95      $ 13,165      $ 11,213      31-Mar-01      $ 18,752      $ 15,209
31-Mar-96      $ 13,071      $ 11,127      30-Jun-01      $ 18,856      $ 15,304
30-Jun-96      $ 13,160      $ 11,161      30-Sep-01      $ 19,727      $ 15,899
30-Sep-96      $ 13,404      $ 11,342      31-Dec-01      $ 19,734      $ 16,042
31-Dec-96      $ 13,749      $ 11,623      31-Mar-02      $ 19,752      $ 16,094
31-Mar-97      $ 13,743      $ 11,614      30-Jun-02      $ 20,482      $ 16,447
30-Jun-97      $ 14,222      $ 11,999      30-Sep-02      $ 21,421      $ 17,048
30-Sep-97      $ 14,696      $ 12,411      31-Dec-02      $ 21,760      $ 17,517
31-Dec-97      $ 15,129      $ 12,718      31-Mar-03      $ 22,063      $ 17,955
31-Mar-98      $ 15,363      $ 12,963      30-Jun-03      $ 22,619      $ 18,688
30-Jun-98      $ 15,722      $ 13,285      30-Sep-03      $ 22,587      $ 18,730
30-Sep-98      $ 16,386      $ 13,745      31-Dec-03      $ 22,661      $ 18,803
31-Dec-98      $ 16,441      $ 13,746

          PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

          ANNUITY CONTRACT FEES ARE NOT REFLECTED IN INCOME FUND RETURNS.

          1 BOND INDEX; THROUGH APRIL 30, 1997, LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE BOND INDEX, AN UNMANAGED INDEX CONSISTING OF U.S. TREASURY BONDS, U.S. AGENCY BONDS AND INVESTMENT GRADE CORPORATE BONDS WITH INTERMEDIATE MATURITIES. LEHMAN BROTHERS AGGREGATE BOND INDEX THEREAFTER. THE RATE OF RETURN SHOWN ABOVE FOR THE UNMANAGED INDEX HAS NO EXPENSES.



             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                 THE SOCIALLY RESPONSIBLE FUND AND A STOCK INDEX

              ----------------------------------------------------
                     SOCIALLY RESPONSIBLE FUND TOTAL RETURN
              ----------------------------------------------------
                     1 year         5 years     Since inception2
              ----------------------------------------------------
                     28.45%          3.97%            7.55%
              ----------------------------------------------------

                              [CHART APPEARS HERE]


               RUSSELL       SOCIALLY                    RUSSELL       SOCIALLY
                 1000      RESPONSIBLE                     1000      RESPONSIBLE
               VALUE(1)        FUND                      VALUE(1)        FUND
               --------      --------                    --------      --------
31-Mar-97      $ 10,496      $  9,380     30-Sep-00      $ 20,065      $ 15,210
30-Jun-97      $ 11,315      $ 10,970     31-Dec-00      $ 18,497      $ 15,936
30-Sep-97      $ 12,048      $ 12,040     31-Mar-01      $ 16,303      $ 14,761
31-Dec-97      $ 13,114      $ 12,308     30-Jun-01      $ 17,258      $ 15,179
31-Mar-98      $ 14,172      $ 13,935     30-Sep-01      $ 15,151      $ 13,733
30-Jun-98      $ 14,792      $ 13,661     31-Dec-01      $ 16,268      $ 14,772
30-Sep-98      $ 13,527      $ 12,013     31-Mar-02      $ 16,933      $ 15,432
31-Dec-98      $ 16,053      $ 13,514     30-Jun-02      $ 15,491      $ 14,146
31-Mar-99      $ 17,645      $ 13,670     30-Sep-02      $ 12,583      $ 11,586
30-Jun-99      $ 18,888      $ 15,189     31-Dec-02      $ 13,743      $ 12,780
30-Sep-99      $ 17,709      $ 13,462     31-Mar-03      $ 13,074      $ 12,169
31-Dec-99      $ 20,344      $ 14,648     30-Jun-03      $ 15,332      $ 14,121
31-Mar-00      $ 20,811      $ 14,669     30-Sep-03      $ 15,647      $ 14,556
30-Jun-00      $ 20,261      $ 14,478     31-Dec-03      $ 17,867      $ 16,416

          PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

          ANNUITY CONTRACT FEES ARE NOT REFLECTED IN THE SOCIALLY RESPONSIBLE FUND RETURNS.

          1 STOCK INDEX: RUSSELL 1000 VALUE INDEX, AN UNMANAGED INDEX CONSISTING OF 1000 STOCKS. THE RATE OF RETURN SHOWN ABOVE FOR THE UNMANAGED INDEX HAS NO EXPENSES.

          2 SINCE INCEPTION REFERS TO ITS INCEPTION OF INVESTMENT OPERATIONS MARCH 10, 1997.

HORACE MANN MUTUAL FUNDS                                2003 FUNDS ANNUAL REPORT


             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                   THE SMALL CAP GROWTH FUND AND A STOCK INDEX

              ----------------------------------------------------
                       SMALL CAP GROWTH FUND TOTAL RETURN
              ----------------------------------------------------
                     1 year         5 years     Since inception2
              ----------------------------------------------------
                     58.95%          0.85%            3.83%
              ----------------------------------------------------

                              [CHART APPEARS HERE]

                            SMALL                                   SMALL
              RUSSELL        CAP                      RUSSELL        CAP
                2000        GROWTH                      2000        GROWTH
              GROWTH(1)      FUND                     GROWTH(1)      FUND
              --------     --------                   --------     --------
31-Mar-97     $  9,294     $  9,040     30-Sep-00     $ 16,514     $ 22,936
30-Jun-97     $ 10,925     $ 10,550     31-Dec-00     $ 13,178     $ 18,935
30-Sep-97     $ 12,773     $ 12,740     31-Mar-01     $ 11,174     $ 14,603
31-Dec-97     $ 11,727     $ 11,700     30-Jun-01     $ 13,198     $ 15,205
31-Mar-98     $ 13,120     $ 12,850     30-Sep-01     $  9,492     $ 10,808
30-Jun-98     $ 12,365     $ 12,360     31-Dec-01     $ 11,976     $ 13,291
30-Sep-98     $  9,601     $ 10,040     31-Mar-02     $ 11,741     $ 12,339
31-Dec-98     $ 11,871     $ 12,380     30-Jun-02     $  9,898     $  9,943
31-Mar-99     $ 11,672     $ 12,810     30-Sep-02     $  7,768     $  7,734
30-Jun-99     $ 13,393     $ 13,540     31-Dec-02     $  8,352     $  8,117
30-Sep-99     $ 12,736     $ 14,680     31-Mar-03     $  8,028     $  7,809
31-Dec-99     $ 16,988     $ 21,238     30-Jun-03     $  9,966     $ 10,117
31-Mar-00     $ 18,567     $ 25,064     30-Sep-03     $ 11,010     $ 11,189
30-Jun-00     $ 17,196     $ 22,818     31-Dec-03     $ 12,406     $ 12,917

          PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

          ANNUITY CONTRACT FEES ARE NOT REFLECTED IN THE SMALL CAP GROWTH FUND RETURNS.

          1 STOCK INDEX: RUSSELL 2000 GROWTH INDEX, AN UNMANAGED INDEX COMPOSED OF THOSE RUSSELL 2000 GROWTH SECURITIES WITH A GREATER-THAN-AVERAGE GROWTH ORIENTATION. THE RUSSELL 2000 GROWTH RETURN SHOWN ABOVE REFLECTS THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS, IF ANY, BUT HAS NO EXPENSES.

          2 SINCE INCEPTION REFERS TO ITS INCEPTION OF INVESTMENT OPERATIONS MARCH 10, 1997.

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                THE INTERNATIONAL EQUITY FUND AND AN EQUITY INDEX

              ----------------------------------------------------
                     INTERNATIONAL EQUITY FUND TOTAL RETURN
              ----------------------------------------------------
                     1 year         5 years     Since inception2
              ----------------------------------------------------
                     32.49%         -0.70%            2.57%
              ----------------------------------------------------

                              [CHART APPEARS HERE]

                 MSCI     INTERNATIONAL                   MSCI     INTERNATIONAL
                 EAFE         EQUITY                      EAFE         EQUITY
               INDEX(1)        FUND                     INDEX(1)        FUND
               --------      --------                   --------      --------
31-Mar-97      $ 10,036      $  9,750     30-Sep-00     $ 13,942      $ 15,656
30-Jun-97      $ 11,338      $ 10,540     31-Dec-00     $ 13,567      $ 15,423
30-Sep-97      $ 11,258      $ 10,820     31-Mar-01     $ 11,707      $ 13,002
31-Dec-97      $ 10,376      $ 10,352     30-Jun-01     $ 11,584      $ 12,905
31-Mar-98      $ 11,902      $ 11,733     30-Sep-01     $  9,962      $ 11,057
30-Jun-98      $ 12,028      $ 12,378     31-Dec-01     $ 10,656      $ 11,360
30-Sep-98      $ 10,318      $ 10,705     31-Mar-02     $ 10,711      $ 11,446
31-Dec-98      $ 12,448      $ 12,314     30-Jun-02     $ 10,484      $ 10,895
31-Mar-99      $ 12,621      $ 12,558     30-Sep-02     $  8,415      $  8,474
30-Jun-99      $ 12,941      $ 13,289     31-Dec-02     $  8,958      $  8,975
30-Sep-99      $ 13,510      $ 14,548     31-Mar-03     $  8,222      $  8,077
31-Dec-99      $ 15,805      $ 18,698     30-Jun-03     $  9,807      $  9,624
31-Mar-00      $ 15,789      $ 18,570     30-Sep-03     $ 10,603      $ 10,359
30-Jun-00      $ 15,164      $ 17,364     31-Dec-03     $ 12,415      $ 11,891

          PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

          ANNUITY CONTRACT FEES ARE NOT REFLECTED IN THE INTERNATIONAL EQUITY FUND RETURNS.

          1    STOCK INDEX: MSCI EAFE INDEX IS AN UNMANAGED
               CAPITALIZATION-WEIGHTED MEASURE OF STOCK MARKETS IN EUROPE, AUSTRALIA AND THE FAR EAST. THE RATE OF RETURN SHOWN ABOVE FOR THE UNMANAGED INDEX HAS NO EXPENSES. THE INDEX REFLECTS PERFORMANCE FROM FEBRUARY 28, 1997 THROUGH DECEMBER 31, 2003.

          2 SINCE INCEPTION REFERS TO ITS INCEPTION OF INVESTMENT OPERATIONS MARCH 10, 1997.

HORACE MANN MUTUAL FUNDS                                2003 FUNDS ANNUAL REPORT


             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
            THE SHORT-TERM INVESTMENT FUND AND A TREASURY BILL INDEX

               -------------------------------------------------
                           SHORT-TERM INVESTMENT FUND
               -------------------------------------------------
                           AVERAGE ANNUAL TOTAL RETURN
               -------------------------------------------------
                     1 year         5 years        10 years
               -------------------------------------------------
                      1.03%          3.68%           4.25%
               -------------------------------------------------

                              [CHART APPEARS HERE]

               TREASURY     SHORT-TERM                   TREASURY     SHORT-TERM
                 BILL       INVESTMENT                     BILL       INVESTMENT
               INDEX(1)        FUND                      INDEX(1)        FUND
               --------      --------                    --------      --------
31-Dec-93      $ 10,725      $ 10,000     31-Mar-99      $ 14,045      $ 12,780
31-Mar-94      $ 10,805      $ 10,079     30-Jun-99      $ 14,203      $ 12,932
30-Jun-94      $ 10,910      $ 10,159     30-Sep-99      $ 14,360      $ 13,097
30-Sep-94      $ 11,035      $ 10,258     31-Dec-99      $ 14,522      $ 13,256
31-Dec-94      $ 11,180      $ 10,389     31-Mar-00      $ 14,725      $ 13,430
31-Mar-95      $ 11,346      $ 10,523     30-Jun-00      $ 14,949      $ 13,605
30-Jun-95      $ 11,522      $ 10,657     30-Sep-00      $ 15,175      $ 13,806
30-Sep-95      $ 11,690      $ 10,791     31-Dec-00      $ 15,422      $ 14,027
31-Dec-95      $ 11,865      $ 10,924     31-Mar-01      $ 15,655      $ 14,267
31-Mar-96      $ 12,013      $ 11,055     30-Jun-01      $ 15,830      $ 14,423
30-Jun-96      $ 12,173      $ 11,175     30-Sep-01      $ 16,001      $ 14,663
30-Sep-96      $ 12,340      $ 11,317     31-Dec-01      $ 16,102      $ 14,751
31-Dec-96      $ 12,500      $ 11,472     31-Mar-02      $ 16,172      $ 14,825
31-Mar-97      $ 12,665      $ 11,609     30-Jun-02      $ 16,248      $ 14,912
30-Jun-97      $ 12,841      $ 11,758     30-Sep-02      $ 16,321      $ 14,956
30-Sep-97      $ 13,018      $ 11,906     31-Dec-02      $ 16,389      $ 15,005
31-Dec-97      $ 13,186      $ 12,055     31-Mar-03      $ 16,440      $ 15,050
31-Mar-98      $ 13,363      $ 12,212     30-Jun-03      $ 16,493      $ 15,124
30-Jun-98      $ 13,543      $ 12,357     30-Sep-03      $ 16,533      $ 15,124
30-Sep-98      $ 13,735      $ 12,514     31-Dec-03      $ 16,569      $ 15,160
31-Dec-98      $ 13,891      $ 12,653

          PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

          ANNUITY CONTRACT FEES ARE NOT REFLECTED IN SHORT-TERM INVESTMENT FUND RETURNS.

          1 TREASURY BILL INDEX: AN UNMANAGED INDEX CONSISTING OF U.S. TREASURY BILLS WITH 90-DAY MATURITIES. THE RATE OF RETURN SHOWN ABOVE FOR THE UNMANAGED INDEX HAS NO EXPENSES.

ANNUAL REPORT
DECEMBER 31, 2003

HORACE MANN MUTUAL FUNDS
EQUITY FUND
BALANCED FUND
INCOME FUND
SOCIALLY RESPONSIBLE FUND
SMALL CAP GROWTH FUND
INTERNATIONAL EQUITY FUND
SHORT-TERM INVESTMENT FUND

BOARD OF TRUSTEES
A. Thomas Arisman                            Richard D. Lang
Roger A. Formisano                           Harriet A. Russell
Richard A. Holt                              George J. Zock, Chairman

OFFICERS OF THE FUNDS
CHRISTOPHER M. FEHR                          LINDA L. SACCO
PRESIDENT                                    ASSISTANT SECRETARY

BRET A. CONKLIN                              ELIZABETH E. ARTHUR
CONTROLLER                                   ANTI-MONEY LAUNDERING COMPLIANCE
                                             OFFICER

ANGELA S. CHRISTIAN                          DIANE M. BARNETT
TREASURER                                    TAX OFFICER

ANN M. CAPARROS
SECRETARY AND
CODE OF ETHICS OFFICER

ADMINISTRATOR                                INVESTMENT SUBADVISERS (CONTINUED)
HORACE MANN INVESTORS, INC.                  LEE MUNDER INVESTMENTS LTD.
1 Horace Mann Plaza                          200 Clarendon Street
Springfield, IL 62715                        Boston, MA 02116

INVESTMENT ADVISER                           MAZAMA CAPITAL MANAGEMENT
WILSHIRE ASSOCIATES INCORPORATED             One SouthWest Columbia
1299 Ocean Avenue                            Suite 1860
Santa Monica, CA 90401-1085                  Portland, OR 97258

CUSTODIAN                                    MELLON EQUITY ASSOCIATES, LLP
STATE STREET BANK AND TRUST COMPANY          500 Grant Street, Suite 4200
801 Pennsylvania Avenue                      Pittsburgh, PA 15258
Kansas City, MO 64105
                                             OECHSLE INTERNATIONAL ADVISORS, LLC
INDEPENDENT AUDITORS                         One International Place
KPMG LLP                                     Boston, MA 02110
303 East Wacker Drive
Chicago, IL 60601                            WELLINGTON MANAGEMENT COMPANY, LLP
                                             75 State Street
INVESTMENT SUBADVISERS                       Boston, MA 02109
BERNSTEIN INVESTMENT RESEARCH AND
   MANAGEMENT UNIT OF ALLIANCE CAPITAL
   MANAGEMENT, L.P.                          WESTERN ASSET MANAGEMENT COMPANY
767 Fifth Avenue                             117 E. Colorado Blvd., Suite 600
New York, NY 10153                           Pasadena, CA 91105

BLACKROCK FINANCIAL MANAGEMENT, INC.         WESTERN ASSET MANAGEMENT LIMITED
345 Park Avenue                              155 Bishopsgate, London
New York, NY 10154-0010                      EC2M 3XG

HORACE MANN MUTUAL FUNDS                                2003 FUNDS ANNUAL REPORT


FINANCIAL HIGHLIGHTS

DECEMBER 31, 2003

PER SHARE DATA

                                                                                       LESS DISTRIBUTION FROM:
                         NET ASSET                                    TOTAL INCOME
YEAR                       VALUE          NET        NET REALIZED     (LOSS) FROM         NET          NET
ENDED                    BEGINNING     INVESTMENT   AND UNREALIZED     INVESTMENT      INVESTMENT    REALIZED     TOTAL
12/31                     OF YEAR       INCOME1      GAIN (LOSS)1     OPERATIONS1        INCOME       GAINS    DISTRIBUTIONS


EQUITY FUND
-----------------------------------------------------------------------------------------------------------------------
2003                    $    15.56      $   0.21      $   4.08         $   4.29       $   0.22     $    --     $  0.22
2002                         19.57          0.21         (4.01)           (3.80)          0.21          --        0.21
2001                         20.65          0.21         (1.08)           (0.87)          0.21          --        0.21
2000                         21.92          0.21         (1.23)           (1.02)          0.25          --        0.25
1999                         24.34          0.26         (0.91)           (0.65)          0.25        1.52        1.77

BALANCED FUND5
-----------------------------------------------------------------------------------------------------------------------
2003                    $    14.52      $   0.33      $   2.51         $   2.84       $   0.34     $    --     $  0.34
2002                         16.34          0.43         (1.79)           (1.36)          0.46          --        0.46
2001                         16.76          0.65         (0.41)            0.24           0.66          --        0.66
2000                         17.27          0.58         (0.42)            0.16           0.67          --        0.67
1999                         18.90          0.62         (0.84)           (0.22)          0.63        0.78        1.41

INCOME FUND
-----------------------------------------------------------------------------------------------------------------------
2003                    $    12.43      $   0.55      $   0.35         $   0.90       $   0.33     $  0.74     $  1.07
2002                         12.30          0.69          0.42             1.11           0.57        0.41        0.98
2001                         12.39          0.78          0.33             1.11           0.85        0.35        1.20
2000                         12.24          0.82          0.27             1.09           0.94          --        0.94
1999                         13.24          0.76         (0.97)           (0.21)          0.79          --        0.79

1 The "Net Investment Income" per share and the "Net Realized and Unrealized Gain (Loss)" per share represent a proportionate share respective to the increase in net assets as presented in the Statement of Operations and are calculated using the average outstanding share balance for the year. Distributions from "Net Investment Income" and "Net Realized Gains" are based on actual outstanding shares on the ex-date.

2 The total return is determined by the ratio of ending net asset value to beginning net asset value, adjusted for reinvestment of dividends from net investment income and net realized capital gains.

3 If you are an annuity contract owner, the above total return does not reflect expenses that apply to the separate account or related policies. The inclusion of these charges would reduce the total return figures for all years shown.


                     SEE NOTES TO THE FINANCIAL STATEMENTS.

HORACE MANN MUTUAL FUNDS                                2003 FUNDS ANNUAL REPORT


                             RATIO/SUPPLEMENTAL DATA
                                                                                            RATIO TO AVERAGE NET
                                                                                           ASSETS BEFORE WAIVED &
                                                                                            REIMBURSED EXPENSES
                                             RATIO OF      RATIO OF
NET ASSET                     NET ASSETS     EXPENSES     NET INCOME     PORTFOLIO                        RATIO OF
VALUE END       TOTAL       END OF PERIOD   TO AVERAGE    TO AVERAGE     TURNOVER       RATIO OF       NET INVESTMENT
 OF YEAR      RETURN2,3     (IN THOUSANDS)  NET ASSETS4  NET ASSETS4       RATE         EXPENSES           INCOME
--------------------------------------------------------------------------------------------------------------------
$  19.63        27.57%         $ 531,511      0.87%           1.17%       43.25%          0.91%              1.13%
   15.56       (19.43)           449,559       0.82            1.13        35.83           0.86               1.09
   19.57        (4.21)           600,016       0.82            1.04        38.13           0.87               0.99
   20.65        (4.64)           667,731       0.82            1.05       116.56           0.87               0.98
   21.92        (2.54)           625,133       0.73            1.09       205.70           0.79               1.04


--------------------------------------------------------------------------------------------------------------------
$  17.02        19.56%         $ 270,261      0.05%           2.14%        9.31%          0.05%              2.14%
   14.52        (8.27)           240,562       0.04            2.77        13.20           0.04               2.77
   16.34          1.39           292,176       0.05            3.79         9.81           0.05               3.79
   16.76          0.93           314,728       0.06            3.38       120.51           0.07               3.37
   17.27        (1.11)           402,539       0.75            3.30       155.53           0.77               3.28

--------------------------------------------------------------------------------------------------------------------
$  12.26         7.25%         $ 125,148      0.89%           4.25%      482.33%          0.93%              4.21%
   12.43          9.20           114,935       0.85            5.41       315.70           0.90               5.36
   12.30          8.88           126,045       0.81            5.96       348.18           0.88               5.89
   12.39          8.89           137,184       0.88            7.02       422.38           0.92               6.98
   12.24        (1.57)            13,175       0.99            5.83        33.09           1.03               5.79

4 Ratios of Expenses and Net Income to Average Net Assets do not reflect commissions credits and earnings credits on cash balances.

5 Effective January 19, 2000, the Balanced Fund began operating under a "fund of funds" structure. The ratio of expenses does not include expenses of the underlying funds.

HORACE MANN MUTUAL FUNDS                                2003 FUNDS ANNUAL REPORT

FINANCIAL HIGHLIGHTS (CONCLUDED)

DECEMBER 31, 2003

PER SHARE DATA
                                                                                   LESS DISTRIBUTION FROM:
                               NET                                      TOTAL
                              ASSET         NET                         INCOME
YEAR                          VALUE     INVESTMENT    NET REALIZED   (LOSS) FROM     NET           NET
ENDED                       BEGINNING     INCOME     AND UNREALIZED  INVESTMENT    INVESTMENT    REALIZED        TOTAL
12/31                        OF YEAR      (LOSS)1     GAIN (LOSS)1   OPERATIONS1    INCOME        GAINS     DISTRIBUTIONS

SOCIALLY
RESPONSIBLE FUND
------------------------------------------------------------------------------------------------------------------------
2003                         $ 10.87       $ 0.17      $    2.92      $  3.09       $  0.17      $    --        $ 0.17
2002                           12.75         0.16          (1.88)       (1.72)         0.16           --          0.16
2001                           14.11         0.14          (1.17)       (1.03)         0.14         0.19          0.33
2000                           13.81         0.13           1.07         1.20          0.14         0.76          0.90
1999                           12.99         0.17           0.91         1.08          0.14         0.12          0.26


SMALL CAP
GROWTH FUND
------------------------------------------------------------------------------------------------------------------------
2003                         $  7.43       $(0.14)     $    4.52      $  4.38       $    --      $    --        $   --
2002                           12.15        (0.15)         (4.57)       (4.72)           --           --            --
2001                           17.31        (0.12)         (5.04)       (5.16)           --           --            --
2000                           19.76        (0.12)         (2.03)       (2.15)           --         0.30          0.30
1999                           12.38        (0.15)          8.96         8.81            --         1.43          1.43


INTERNATIONAL
EQUITY FUND
------------------------------------------------------------------------------------------------------------------------
2003                         $  8.30       $ 0.05      $    2.64      $  2.69       $  0.08      $    --        $ 0.08
2002                           10.52        (0.01)         (2.21)       (2.22)           --           --            --
2001                           14.27           --          (3.75)       (3.75)           --           --            --
2000                           17.52         0.03          (3.10)       (3.07)           --         0.18          0.18
1999                           12.13         0.08           6.18         6.26          0.03         0.84          0.87


SHORT-TERM
INVESTMENT FUND
------------------------------------------------------------------------------------------------------------------------
2003                         $ 10.09       $ 0.12      $   (0.02)     $  0.10       $  0.09      $    --        $ 0.09
2002                           10.08         0.18          (0.01)        0.17          0.16           --          0.16
2001                            9.92         0.39           0.12         0.51          0.33         0.02          0.35
2000                            9.89         0.57           0.01         0.58          0.55           --          0.55
1999                            9.98         0.47           0.01         0.48          0.56         0.01          0.57

1 The "Net Investment Income (Loss)" per share and the "Net Realized and Unrealized Gain (Loss)" per share represent a proportionate share respective to the increase in net assets as presented in the Statement of Operations and are calculated using the average outstanding share balance for the year. Distributions from "Net Investment Income" and "Net Realized Gains" are based on actual outstanding shares on the ex-date.

2 The total return is determined by the ratio of ending net asset value to beginning net asset value, adjusted for reinvestment of dividends from net investment income and net realized capital gains.

                     SEE NOTES TO THE FINANCIAL STATEMENTS.

HORACE MANN MUTUAL FUNDS                                2003 FUNDS ANNUAL REPORT


                             RATIO/SUPPLEMENTAL DATA
                                                                                                RATIO TO AVERAGE NET
                                                                                               ASSETS BEFORE WAIVED &
                                                                                                REIMBURSED EXPENSES
                                 RATIO OF        RATIO OF
NET ASSET                       NET ASSETS       EXPENSES      NET INCOME      PORTFOLIO                      RATIO OF
VALUE END         TOTAL       END OF PERIOD     TO AVERAGE     TO AVERAGE      TURNOVER       RATIO OF     NET INVESTMENT
 OF YEAR        RETURN2,3     (IN THOUSANDS)    NET ASSETS4    NET ASSETS4       RATE         EXPENSES         INCOME

---------------------------------------------------------------------------------------------------------------------
$  13.79        28.45%         $  73,965           1.03%          1.39%         36.67%          1.22%           1.20%
   10.87       (13.48)            58,960           0.99           1.35          27.34           1.19            1.15
   12.75        (7.30)            71,644           1.04           1.05         141.96           1.20            0.89
   14.11         8.79             76,011           1.07           0.96          99.11           1.20            0.83
   13.81         8.39             59,533           1.00           1.28          60.46           1.12            1.16

---------------------------------------------------------------------------------------------------------------------
$  11.81        58.95%         $  57,193           1.66%         (1.52)%       205.59%          1.79%         (1.65)%
    7.43       (38.93)            34,768           1.66          (1.61)        234.03           1.82          (1.77)
   12.15       (29.81)            58,437           1.54           1.14         318.83           1.71            1.31
   17.31       (10.84)            83,597           1.50          (0.57)        233.11           1.67          (0.74)
   19.76        71.55             60,497           1.50          (1.03)        172.20           1.64          (1.17)

---------------------------------------------------------------------------------------------------------------------
$  10.91        32.49%         $  35,741           1.46%          0.59%         68.48%          1.51%           0.54%
    8.30       (20.99)            26,286           1.58          (0.08)        139.45           1.62          (0.12)
   10.52       (26.35)            33,544           1.53           0.00         103.42           1.54          (0.01)
   14.27       (17.51)            42,689           1.47           0.18          69.30           1.51            0.14
   17.52        51.83             26,403           1.30           0.53          77.74           1.69            0.14

---------------------------------------------------------------------------------------------------------------------
$  10.10         1.03%         $   4,843           0.17%          1.16%          0.00%          1.07%           0.18%
   10.09         1.72              4,183           0.33           1.76           0.00           1.16            0.93
   10.08         5.17              2,796           0.33           4.20           0.00           1.36            3.17
    9.92         5.81              1,982           0.49           5.62           0.00           1.81            4.30
    9.89         4.77              1,743           0.32           4.71           0.00           1.90            3.13


3 If you are an annuity contract owner, the above total return does not reflect expenses that apply to the separate account or related policies. The inclusion of these charges would reduce the total return figures for all years shown.

4 Ratios of Expenses and Net Income to Average Net Assets do not reflect earnings credits on cash balances.

HORACE MANN MUTUAL FUNDS                                2003 FUNDS ANNUAL REPORT

[PIE CHART]
Cash & Other Net Assets 0.6%
Common Stock 99.4%

                                      STATEMENT OF INVESTMENTS
                                      EQUITY FUND
                                      DECEMBER 31, 2003
                                                                                                           NUMBER OF         MARKET
                                                                                                            SHARES            (000)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK                          AEROSPACE 2.03%
                                      General Dynamics Corp.                                                25,500        $   2,305
                                      Goodrich Corp.                                                        39,400            1,170
                                      Lockheed Martin Corp.                                                 22,100            1,136
                                      Precision Castparts Corp.                                             18,600              845
                                      Rockwell Collins, Inc.                                                22,900              688
                                      United Technologies Corp.                                             48,800            4,625
                                      ----------------------------------------------------------------------------------------------
                                                                                                                             10,769
                                      AUTOMOTIVE 1.87%
                                      ArvinMeritor, Inc.                                                    23,200              560
                                      Autoliv, Inc.                                                         28,700            1,081
                                      Borg Warner, Inc.                                                      4,700              400
                                      Dana Corp.                                                            40,300              740
                                      General Motors Corp.                                                  32,400            1,730
                                      Genuine Parts Co.                                                     21,600              717
                                      Honda Motor Ltd. (ADR)                                                42,300              952
                                      Lear Corp.                                                            30,200            1,852
                                      Magna International, Inc. - A                                         21,400            1,713
                                      Paccar, Inc.                                                           2,500              213
                                      ----------------------------------------------------------------------------------------------
                                                                                                                              9,958
                                      BANKS & FINANCIAL SERVICES 22.03%
                                      Affiliated Managers Group, Inc.*                                       9,300              647
                                      American Express Co.                                                  29,000            1,399
                                      AmSouth Bancorporation                                                 9,300              228
                                      Astoria Financial Corp.                                               16,900              629
                                      Bank of America Corp.                                                158,000           12,708
                                      Bank of Hawaii Corp.                                                  18,700              789
                                      Bank One Corp.                                                       183,100            8,348
                                      Bear Stearns Companies, Inc.                                          20,800            1,663
                                      Capital One Financial Corp.                                            4,700              288
                                      Citigroup, Inc.                                                      441,081           21,410
                                      Countrywide Financial Corp.                                           20,067            1,522
                                      Doral Financial Corp.                                                 19,550              631
                                      Federal Home Loan Mortgage Corp.                                      48,600            2,834
                                      Federal National Mortgage Association                                 72,900            5,472
                                      First Tennessee National Corp.                                        27,700            1,222
                                      FleetBoston Financial Corp.                                           73,300            3,200
                                      Franklin Resources, Inc.                                              19,200            1,000
                                      Golden West Financial Corp.                                           23,600            2,435
                                      Goldman Sachs Group, Inc.                                             63,500            6,269
                                      Hibernia Corp. - A                                                    35,500              835
                                      Huntington Bancshares, Inc.                                           30,400              684
                                      J.P. Morgan Chase & Co.                                              119,340            4,383
                                      KeyCorp                                                               81,300            2,384
                                      Knight Trading Group Inc.*                                            60,700              889
                                      Lehman Brothers Holdings, Inc.                                        23,500            1,815
                                      Merrill Lynch & Company, Inc.                                        102,600            6,017
                                      Morgan Stanley Dean Witter & Co.                                      22,900            1,325
                                      National City Corp.                                                   65,300            2,216
                                      Regions Financial Corp.                                               20,200              751
                                      SouthTrust Corp.                                                      36,900            1,208
                                      State Street Corp.                                                    23,900            1,245
                                      U.S. Bancorp                                                         191,111            5,691
                                      Wachovia Corp.                                                       169,000            7,874
                                      Washington Mutual, Inc.                                               57,300            2,299
                                      Wells Fargo & Co.                                                     81,400            4,794
                                      ----------------------------------------------------------------------------------------------
                                                                                                                            117,104

                     SEE NOTES TO THE FINANCIAL STATEMENTS.

HORACE MANN MUTUAL FUNDS                                2003 FUNDS ANNUAL REPORT


                                      STATEMENT OF INVESTMENTS (CONTINUED)
                                      EQUITY FUND
                                      DECEMBER 31, 2003

                                                                                                           NUMBER OF         MARKET
                                                                                                            SHARES            (000)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK                          BUSINESS SERVICES 1.06%
(CONTINUED)                           Accenture Ltd. - A*                                                   65,800        $   1,732
                                      Cendant Corp.*                                                        21,200              472
                                      Convergy's Corp.*                                                     28,800              503
                                      ITT Educational Services, Inc.                                        14,000              658
                                      Omnicom Group, Inc.                                                   25,800            2,253
                                      ----------------------------------------------------------------------------------------------
                                                                                                                              5,618
                                      CHEMICALS 1.52%
                                      Dow Chemical Co.                                                      60,100            2,499
                                      Du Pont (E.I.) de Nemours & Co.                                       78,000            3,579
                                      Engelhard Corp.                                                       31,100              931
                                      Lubrizol Corp.                                                        10,500              341
                                      RPM International, Inc.                                               44,200              728
                                      ----------------------------------------------------------------------------------------------
                                                                                                                              8,078
                                      COMMUNICATION EQUIPMENT & SERVICES 6.17%
                                      ADC Telecommunications, Inc.*                                        221,600              658
                                      BellSouth Corp.                                                       76,300            2,159
                                      Cisco Systems, Inc.*                                                 287,900            6,993
                                      Corning, Inc.*                                                       294,500            3,072
                                      Lucent Technologies, Inc.*                                            87,200              248
                                      Motorola, Inc.                                                       118,700            1,670
                                      Nokia Corp. (ADR)                                                     42,100              716
                                      Nortel Networks Corp.*                                               424,100            1,794
                                      Qwest Communications International, Inc.*                            294,500            1,272
                                      SBC Communications, Inc.                                              94,200            2,456
                                      Scientific-Atlanta, Inc.                                              27,500              751
                                      Sprint FON Group                                                     131,700            2,163
                                      Sprint PCS Group*                                                    184,400            1,036
                                      Tellabs, Inc.*                                                       130,000            1,087
                                      Verizon Communications, Inc.                                         161,158            5,653
                                      Vodafone Group plc (ADR)                                              43,300            1,084
                                      ----------------------------------------------------------------------------------------------
                                                                                                                             32,812
                                      COMPUTER HARDWARE & PERIPHERALS 4.14%
                                      Dell, Inc.*                                                           72,500            2,462
                                      EMC Corp.*                                                           185,100            2,391
                                      Hewlett-Packard Co.                                                  315,016            7,236
                                      Ingram Micro, Inc. - A*                                              109,500            1,741
                                      International Business Machines Corp.                                 58,100            5,385
                                      Lexmark International, Inc. - A*                                      11,400              896
                                      Quantum Corp.*                                                        95,300              297
                                      Storage Technology Corp.*                                             29,000              747
                                      Tech Data Corp.*                                                      21,400              849
                                      ----------------------------------------------------------------------------------------------
                                                                                                                             22,004
                                      COMPUTER SOFTWARE & SERVICES 3.57%
                                      Adobe Systems, Inc.                                                   12,600              495
                                      Checkfree Corp.*                                                      27,400              758
                                      Computer Sciences Corp.*                                              28,700            1,269
                                      First Data Corp.                                                      57,400            2,359
                                      GTECH Holdings Corp.                                                  20,700            1,024
                                      Microsoft Corp.                                                      447,600           12,309
                                      Oracle Corp.*                                                         57,000              752
                                      ----------------------------------------------------------------------------------------------
                                                                                                                             18,966
                                      CONSTRUCTION & BUILDING PRODUCTS 0.52%
                                      Masco Corp.                                                           43,600            1,195
                                      Pulte Homes, Inc.                                                     17,000            1,592
                                      ----------------------------------------------------------------------------------------------
                                                                                                                              2,787

                     SEE NOTES TO THE FINANCIAL STATEMENTS.

HORACE MANN MUTUAL FUNDS                                2003 FUNDS ANNUAL REPORT


                                      STATEMENT OF INVESTMENTS (CONTINUED)
                                      EQUITY FUND
                                      DECEMBER 31, 2003

                                                                                                          NUMBER OF          MARKET
                                                                                                           SHARES             (000)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK                          CONSUMER PRODUCTS 3.52%
(CONTINUED)                           Altria Group, Inc.                                                  152,400         $   8,294
                                      Archer Daniels Midland Co.                                           99,400             1,513
                                      Gillette Co.                                                         93,200             3,423
                                      Mattel, Inc.                                                         35,400               682
                                      Procter & Gamble Co.                                                 36,600             3,656
                                      UST, Inc.                                                            32,700             1,167
                                      ----------------------------------------------------------------------------------------------
                                                                                                                             18,735
                                      CONTAINERS & PACKING 0.35%
                                      Crown Holdings, Inc.*                                                54,300               492
                                      Owens-Illinois, Inc.*                                                61,500               731
                                      Sealed Air Corp.*                                                    12,000               650
                                      ----------------------------------------------------------------------------------------------
                                                                                                                              1,873
                                      ELECTRONIC EQUIPMENT/SEMICONDUCTORS 5.05%
                                      Adaptec, Inc.*                                                       34,600               305
                                      Altera Corp.*                                                        34,300               779
                                      American Power Conversion Corp.                                      37,900               927
                                      Amkor Technology, Inc.*                                              32,300               588
                                      Applied Materials, Inc.*                                             64,100             1,439
                                      Arrow Electronics, Inc.*                                             40,300               933
                                      Avnet, Inc.*                                                         47,900             1,037
                                      Cooper Industries Ltd. - A                                           32,100             1,860
                                      Flextronics International Ltd.*                                      65,600               973
                                      Intel Corp.                                                         258,600             8,288
                                      ITT Industries, Inc.*                                                18,900             1,403
                                      MEMC Electronic Materials, Inc.*                                     60,700               584
                                      Qlogic Corp.*                                                        18,000               926
                                      Rockwell Automation, Inc.                                            30,700             1,093
                                      Sanmina-SCI Corp.*                                                   86,100             1,086
                                      Solectron Corp.*                                                    207,800             1,228
                                      Texas Instruments, Inc.                                              91,800             2,697
                                      Thermo Electron Corp.*                                               17,300               436
                                      Xilnix, Inc.*                                                         7,100               275
                                      ----------------------------------------------------------------------------------------------
                                                                                                                             26,857
                                      ENERGY 8.29%
                                      Anadarko Petroleum Corp.                                             16,200               826
                                      Apache Corp.                                                         12,900             1,046
                                      Ashland, Inc.                                                        17,700               780
                                      ChevronTexaco Corp.                                                 108,488             9,372
                                      ConocoPhillips                                                       73,600             4,826
                                      Exxon Mobil Corp.                                                   377,600            15,482
                                      Halliburton Co.                                                      41,100             1,069
                                      Marathon Oil Corp.                                                   74,800             2,475
                                      Occidental Petroleum Corp.                                           75,400             3,185
                                      Patterson-UTI Energy, Inc.*                                          15,700               517
                                      Schlumberger Ltd.                                                    44,000             2,408
                                      Valero Energy Corp.                                                  45,200             2,095
                                      ----------------------------------------------------------------------------------------------
                                                                                                                             44,081
                                      FOOD & BEVERAGE 2.27%
                                      Bunge Ltd.                                                           15,000               494
                                      Coca-Cola Co.                                                        90,600             4,598
                                      Fresh Del Monte Produce, Inc.                                        15,900               379
                                      Kraft Foods, Inc. - A                                                10,100               325
                                      McDonald's Corp.                                                     85,100             2,113
                                      PepsiCo, Inc.                                                        67,800             3,161
                                      Sara Lee Corp.                                                       44,800               973
                                      ----------------------------------------------------------------------------------------------
                                                                                                                             12,043

                     SEE NOTES TO THE FINANCIAL STATEMENTS.
18

HORACE MANN MUTUAL FUNDS                                2003 FUNDS ANNUAL REPORT


                                      STATEMENT OF INVESTMENTS (CONTINUED)
                                      EQUITY FUND
                                      DECEMBER 31, 2003

                                                                                                         NUMBER OF          MARKET
                                                                                                           SHARES            (000)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK                          HEALTH CARE & PHARMACEUTICALS 8.49%
(CONTINUED)                           Abbott Laboratories                                                 120,900         $   5,634
                                      Amgen, Inc.*                                                         43,500             2,688
                                      Bristol-Myers Squibb Co.                                             22,400               641
                                      Cardinal Health, Inc.                                                40,700             2,489
                                      Eli Lilly & Co.                                                      54,800             3,854
                                      Genzyme Corp.*                                                       25,900             1,278
                                      GlaxoSmithKline plc (ADR)                                            25,100             1,170
                                      Guidant Corp.                                                        36,500             2,197
                                      Johnson & Johnson                                                    68,900             3,559
                                      Medtronic, Inc.                                                      23,200             1,128
                                      Merck & Company, Inc.                                                72,300             3,340
                                      Pfizer, Inc.                                                        371,150            13,113
                                      Wyeth                                                                94,500             4,012
                                      ----------------------------------------------------------------------------------------------
                                                                                                                             45,103
                                      INSURANCE 6.37%
                                      ACE Ltd.                                                             41,900             1,735
                                      Aetna, Inc.                                                          20,400             1,379
                                      American International Group, Inc.                                  190,925            12,654
                                      Berkshire Hathaway, Inc. - A*                                            20             1,685
                                      Chubb Corp.                                                          31,300             2,132
                                      Lincoln National Corp.                                               16,000               646
                                      Marsh & McLennan Companies, Inc.                                     26,800             1,283
                                      MetLife, Inc.                                                        32,900             1,108
                                      Montpelier RE Holdings Ltd.                                          23,500               862
                                      Old Republic International Corp.                                     37,950               962
                                      Oxford Health Plans, Inc.                                            11,500               500
                                      PartnerRe Ltd.                                                        7,600               441
                                      Principal Financial Group                                            18,300               605
                                      RenaissanceRe Holdings Ltd.                                          25,200             1,236
                                      St. Paul Companies, Inc.                                             21,500               852
                                      Torchmark Corp.                                                      48,900             2,227
                                      Travelers Property Casualty Corp. - A                                 3,191                54
                                      Travelers Property Casualty Corp. - B                               175,356             2,976
                                      XL Capital Ltd. - A                                                   6,400               496
                                      ----------------------------------------------------------------------------------------------
                                                                                                                             33,833
                                      MANUFACTURING (DIVERSIFIED) 4.59%
                                      3M Co.                                                               28,500             2,423
                                      Black & Decker Corp.                                                 12,600               621
                                      Briggs & Stratton Corp.                                              12,100               816
                                      Caterpillar, Inc.                                                    28,000             2,325
                                      Eaton Corp.                                                           6,500               702
                                      General Electric Co.                                                371,900            11,521
                                      Ingersoll-Rand Co. - A                                                3,600               244
                                      Tyco International Ltd.                                             154,700             4,100
                                      Whirlpool Corp.                                                      14,600             1,061
                                      York International Corp.                                             15,700               578
                                      ----------------------------------------------------------------------------------------------
                                                                                                                             24,391
                                      MEDIA & MEDIA SERVICES 4.18%
                                      Comcast Corp. - A*                                                  102,688             3,375
                                      Comcast Corp. - A Special*                                           60,800             1,901
                                      Echostar Communications Corp. - A*                                   17,600               598
                                      Fox Entertainment Group, Inc. - A*                                   48,600             1,417
                                      Gannett Company, Inc.                                                 9,200               820
                                      Time Warner, Inc.*                                                  361,600             6,505
                                      Tribune Co.                                                          20,200             1,042
                                      Viacom, Inc. - B                                                    102,681             4,557
                                      Walt Disney Co. (The)                                                85,400             1,992
                                      ----------------------------------------------------------------------------------------------
                                                                                                                             22,207

                     SEE NOTES TO THE FINANCIAL STATEMENTS.

HORACE MANN MUTUAL FUNDS                                2003 FUNDS ANNUAL REPORT


                                     STATEMENT OF INVESTMENTS (CONTINUED)
                                     EQUITY FUND
                                     DECEMBER 31, 2003

                                                                                                         NUMBER OF            MARKET
                                                                                                           SHARES              (000)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK                         METALS & MINING 0.59%
(CONTINUED)                          Alcoa, Inc.                                                           69,300   $         2,633
                                     Companhia Vale do Rio Doce (ADR)*                                      8,600               503
                                     -----------------------------------------------------------------------------------------------
                                                                                                                              3,136
                                     PAPER & FOREST PRODUCTS 0.89%
                                     Georgia-Pacific Corp.                                                 46,700             1,432
                                     International Paper Co.                                               44,000             1,897
                                     Smurfit-Stone Container Corp.*                                        74,400             1,379
                                     -----------------------------------------------------------------------------------------------
                                                                                                                              4,708
                                     RAILROAD & SHIPPING 1.68%
                                     Burlington Northern Santa Fe Corp.                                    55,200             1,786
                                     CSX Corp.                                                            110,300             3,964
                                     Norfolk Southern Corp.                                                90,400             2,138
                                     Union Pacific Corp.                                                   15,000             1,042
                                     -----------------------------------------------------------------------------------------------
                                                                                                                              8,930
                                     RETAIL & APPAREL 6.25%
                                     Best Buy Company, Inc.                                                 6,800               355
                                     Coach, Inc.*                                                          19,300               729
                                     Columbia Sportswear Co.*                                              14,000               763
                                     CVS Corp.                                                             19,200               693
                                     Dollar General Corp.                                                  41,400               869
                                     Federated Department Stores, Inc.                                     71,300             3,360
                                     Gap, Inc. (The)                                                       73,900             1,715
                                     Home Depot, Inc.                                                      16,200               575
                                     Kroger Co.*                                                           35,000               648
                                     Liz Claiborne, Inc.                                                   13,600               482
                                     Lowe's Companies, Inc.                                                53,800             2,980
                                     May Department Stores Co. (The)                                       25,200               733
                                     Nieman Marcus Group - A*                                              14,800               794
                                     Nike, Inc. - B                                                        28,200             1,931
                                     Safeway, Inc.*                                                        58,500             1,282
                                     Sears, Roebuck and Co.                                                44,900             2,043
                                     Sherwin-Williams Co.                                                  16,400               570
                                     Staples, Inc.*                                                        10,300               281
                                     SuperValu, Inc.                                                       57,200             1,635
                                     Target Corp.                                                          39,800             1,528
                                     VF Corp.                                                              48,400             2,093
                                     Wal-Mart Stores, Inc.                                                135,100             7,167
                                     -----------------------------------------------------------------------------------------------
                                                                                                                             33,226
                                     TRANSPORTATION 0.69%
                                     FedEx Corp.                                                           43,800             2,957
                                     United Parcel Service, Inc. - B                                        9,200               686
                                     -----------------------------------------------------------------------------------------------
                                                                                                                              3,643
                                     UTILITIES 3.19%
                                     American Electric Power, Inc.                                         56,220             1,715
                                     Consolidated Edison, Inc.                                             22,300               959
                                     Entergy Corp.                                                         49,100             2,805
                                     Exelon Corp.                                                          11,700               776
                                     Northeast Utilities System                                            46,200               932
                                     PPL Corp.                                                             58,200             2,546
                                     Puget Energy, Inc.                                                    26,300               625
                                     Sempra Energy Co.                                                     71,900             2,161
                                     Southern Company, Inc.                                                38,100             1,153
                                     TXU Corp.                                                             51,900             1,231
                                     Wisconsin Energy Corp.                                                48,300             1,616
                                     Xcel Energy, Inc.                                                     26,700               453
                                     -----------------------------------------------------------------------------------------------
                                                                                                                             16,972

                     SEE NOTES TO THE FINANCIAL STATEMENTS.
20

HORACE MANN MUTUAL FUNDS                                2003 FUNDS ANNUAL REPORT


                                     STATEMENT OF INVESTMENTS (CONCLUDED)
                                     EQUITY FUND
                                     DECEMBER 31, 2003

                                                                                                            NUMBER OF        MARKET
                                                                                                              SHARES          (000)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK                         WASTE MANAGEMENT 0.13%
(CONCLUDED)                          Republic Services, Inc.                                                  27,300       $    700

                                     TOTAL COMMON STOCK 99.44%                                                              528,534
                                        (Cost $487,140)
                                     -----------------------------------------------------------------------------------------------

                                                                                                             PRINCIPAL
                                                                                                 MATURITY     AMOUNT         MARKET
                                                                                      RATE         DATE        (000)          (000)
------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM                           Paribas Bank - Repurchase Agreement
INVESTMENTS                             dated 12/31/03 (secured by $413,
                                        US Treasury Note, 1.625%, 03/31/05)           0.82%      01/02/04     $  406       $    406

                                     State Street Bank - Repurchase Agreement
                                        dated 12/31/03 (secured by $4,271,
                                        US Treasury Bond, 13.25%, 05/15/14)           0.40%      01/02/04      4,181          4,181

                                     State Street Bank - Repurchase Agreement
                                        dated 12/31/03 (secured by $947,
                                        US Treasury Bond, 13.25%, 05/15/14)           0.40%      01/02/04        922            922
                                     -----------------------------------------------------------------------------------------------

                                     TOTAL SHORT-TERM INVESTMENTS 1.04%                                                       5,509
                                        (Cost $5,509)
                                     -----------------------------------------------------------------------------------------------

                                     TOTAL INVESTMENTS 100.48%                                                              534,043
                                        (Cost $492,649)

                                     LIABILITIES IN EXCESS OF
                                        CASH AND OTHER ASSETS (0.48)%                                                        (2,532)
                                     -----------------------------------------------------------------------------------------------

                                     NET ASSETS 100.00%                                                                   $ 531,511
                                     -----------------------------------------------------------------------------------------------


                                     ADR American Depository Receipts

                                     * Non-income producing during the year ended December 31, 2003 as this security did not pay dividends.



                     SEE NOTES TO THE FINANCIAL STATEMENTS.
21

HORACE MANN MUTUAL FUNDS                                2003 FUNDS ANNUAL REPORT

[PIE CHART]
Income Fund 38.5%
Equity Fund 61.5%
                                     STATEMENT OF INVESTMENTS
                                     BALANCED FUND
                                     DECEMBER 31, 2003

                                                                                                  NUMBER OF                 MARKET
                                                                                                   SHARES                    (000)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS                          Horace Mann Equity Fund*                                     8,473,504               $ 166,336
                                     Horace Mann Income Fund*                                     8,506,917                 104,294
                                     -----------------------------------------------------------------------------------------------

                                     TOTAL INVESTMENTS 100.14%                                                              270,630
                                        (Cost $273,857)

                                     LIABILITIES IN EXCESS OF
                                        CASH AND OTHER ASSETS (0.14%)                                                          (369)
                                     -----------------------------------------------------------------------------------------------

                                     NET ASSETS 100.00%                                                                   $ 270,261
                                     -----------------------------------------------------------------------------------------------


                                     * Affiliated Funds.

























                     SEE NOTES TO THE FINANCIAL STATEMENTS.
22

HORACE MANN MUTUAL FUNDS                                2003 FUNDS ANNUAL REPORT

[PIE CHART]
Cash & Other Net Assets 7.5%
U.S. & Foreign Corporate Bonds/Notes 36.1%
Municipal Bonds 0.5%
U.S. & Foreign Government & Agency Obligations 55.9%

                                    STATEMENT OF INVESTMENTS
                                    INCOME FUND
                                    DECEMBER 31, 2003
                                                                                                                  PRINCIPAL
                                                                                                   MATURITY        AMOUNT    MARKET
                                                                                        RATE         DATE          (000)      (000)
------------------------------------------------------------------------------------------------------------------------------------
U.S. AND FOREIGN                    U.S. TREASURY BONDS/NOTES 11.12%
GOVERNMENT                          U.S. Treasury Note                                  1.88%      11/30/05       $  2,500  $ 2,505
AND AGENCY                          U.S. Treasury Note                                  3.13%      10/15/08            130      130
OBLIGATIONS                         U.S. Treasury Note                                  3.38%      12/15/08          1,775    1,787
                                    U.S. Treasury Note                                  4.25%      08/15/13             20       20
                                    U.S. Treasury Bond                                 12.00%      08/15/13          1,040    1,437
                                    U.S. Treasury Note                                  4.25%      11/15/13          1,050    1,049
                                    U.S. Treasury Bond                                  8.13%      08/15/19            500      675
                                    U.S. Treasury Bond-STRIPS(a)                        5.47%      11/15/21            890      339
                                    U.S. Treasury Bond                                  6.25%      08/15/23          1,280    1,459
                                    U.S. Treasury Bond-STRIPS(a)                        5.56%      11/15/27             30        8
                                    U.S. Treasury Bond                                  3.63%      04/15/28            355      439
                                    U.S. Treasury Bond                                  3.88%      04/15/29          1,834    2,377
                                    U.S. Treasury Bond                                  5.38%      02/15/31          1,315    1,371
                                    U.S. Treasury Bond                                  3.38%      04/15/32            261      322
                                    -----------------------------------------------------------------------------------------------
                                                                                                                             13,918
                                    U.S. GOVERNMENT AGENCIES 7.22%
                                    Federal Home Loan Banks                             5.93%      04/09/08            100      110
                                                                                        4.50%      09/16/13             90       89
                                    -----------------------------------------------------------------------------------------------
                                                                                                                                199

                                    Federal Home Loan Mortgage Corp.                    3.50%      04/01/08            400      399
                                                                                        3.63%      09/15/08            125      126
                                                                                        3.88%      11/10/08            550      557
                                                                                        4.38%      02/04/10            365      365
                                                                                        7.00%      03/15/10            700      817
                                                                                        6.88%      09/15/10            195      226
                                                                                        4.75%      12/08/10            910      920
                                                                                        4.50%      12/16/10          1,100    1,099
                                                                                        6.00%      06/15/11            630      699
                                                                                        6.00%      05/25/12            575      585
                                                                                        5.13%      08/20/12            415      415
                                    -----------------------------------------------------------------------------------------------
                                                                                                                              6,208

                                    Federal National Mortgage Association               5.75%      02/15/08            370      406
                                                                                        3.75%      09/15/08            225      225
                                                                                        6.32%      03/16/09            150      152
                                                                                        7.25%      01/15/10             35       41
                                                                                        6.63%      11/15/10            700      804
                                                                                        6.00%      05/15/11            375      416
                                                                                        5.50%      07/18/12            525      538
                                    -----------------------------------------------------------------------------------------------
                                                                                                                              2,582

                                    Financing Corp. FICO-STRIPS(a)                      5.71%      04/05/19            130       55

                                    MORTGAGE-BACKED SECURITIES 27.76%
                                       (U.S. GOVERNMENT AGENCIES)
                                    FHLMC Pool # A12891                                 5.00%      08/01/33          1,391    1,374
                                    FHLMC Pool # A13092                                 5.00%      09/01/33            991      979
                                    FHLMC Pool # A13629                                 5.00%      09/01/33            989      976
                                    FHLMC Pool # C01622                                 5.00%      09/01/33            497      491
                                    FHLMC Pool # C01648                                 5.00%      10/01/33            995      982
                                    FHLMC TBA(b)                                        5.00%      01/30/33          2,100    2,072
                                    -----------------------------------------------------------------------------------------------
                                                                                                                              6,874

                                    FNMA Pool # 001466                                  8.75%      02/01/10             35       37
                                    FNMA Pool # 313839                                  6.50%      11/01/12            105      110
                                    FNMA Pool # 252345                                  6.00%      03/01/14            218      229

                     SEE NOTES TO THE FINANCIAL STATEMENTS.
23

HORACE MANN MUTUAL FUNDS                                2003 FUNDS ANNUAL REPORT


                                   STATEMENT OF INVESTMENTS (CONTINUED)
                                   INCOME FUND
                                   DECEMBER 31, 2003

                                                                                                                  PRINCIPAL
                                                                                                   MATURITY        AMOUNT     MARKET
                                                                                        RATE         DATE           (000)      (000)
------------------------------------------------------------------------------------------------------------------------------------
U.S. AND FOREIGN                   FNMA Pool # 291765                                   8.00%      08/01/14        $   27   $    30
GOVERNMENT                         FNMA Pool # 291947                                   8.00%      08/01/14            14        15
AND AGENCY                         FNMA Pool # 288481                                   8.50%      09/01/14            44        48
OBLIGATIONS                        FNMA Pool # 286320                                   8.00%      10/01/14             5         5
(CONTINUED)                        FNMA Pool # 302622                                   8.50%      01/01/15            12        13
                                   FNMA Pool # 250282                                   8.50%      03/01/15            43        47
                                   FNMA Pool # 040741                                   8.00%      01/01/17             2         2
                                   FNMA Pool # 046122                                   7.75%      04/01/17            16        17
                                   FNMA Pool # 654504                                   5.50%      09/01/17           183       189
                                   FNMA Pool # 251818                                   6.00%      06/01/18           215       223
                                   FNMA Pool # 440735                                   6.00%      12/01/18            13        14
                                   FNMA Pool # 481440                                   6.00%      01/01/19            31        32
                                   FNMA Pool # 323871                                   7.00%      08/01/19            62        66
                                   FNMA Pool # 050650                                   7.50%      10/01/22            33        36
                                   FNMA Pool # 248213                                   7.50%      07/01/23            28        30
                                   FNMA Pool # 459795                                   6.50%      06/01/29           380       397
                                   FNMA Pool # 499946                                   6.50%      07/01/29           254       266
                                   FNMA Pool # 505728                                   6.50%      07/01/29           213       223
                                   FNMA Pool # 506602                                   6.50%      07/01/29           204       214
                                   FNMA Pool # 511876                                   6.50%      08/01/29           115       121
                                   FNMA Pool # 479549                                   8.00%      08/01/29           178       193
                                   FNMA Pool # 528054                                   6.50%      02/01/30            98       103
                                   FNMA Pool # 532701                                   6.50%      03/01/30           163       171
                                   FNMA Pool # 533526                                   8.00%      03/01/30           133       144
                                   FNMA Pool # 534065                                   8.50%      03/01/30            41        44
                                   FNMA Pool # 532514                                   7.00%      04/01/30           111       118
                                   FNMA Pool # 528068                                   7.50%      04/01/30           238       254
                                   FNMA Pool # 528300                                   7.50%      04/01/30           148       159
                                   FNMA Pool # 531331                                   7.50%      04/01/30            24        26
                                   FNMA Pool # 253184                                   8.00%      04/01/30           296       320
                                   FNMA Pool # 539931                                   7.00%      05/01/30            69        74
                                   FNMA Pool # 545605                                   7.00%      05/01/32           351       372
                                   FNMA Pool # 555212                                   7.00%      10/01/32           257       273
                                   FNMA Pool # 747423                                   5.00%      10/01/33           698       691
                                   FNMA TBA (b)                                         4.50%      01/15/33           600       601
                                   FNMA TBA (b)                                         5.00%      01/15/33         1,600     1,632
                                   FNMA TBA (b)                                         5.50%      01/15/33         1,000     1,036
                                   FNMA TBA (b)                                         5.50%      01/30/33           100       101
                                   FNMA TBA (b)                                         6.00%      01/15/33         1,200     1,258
                                   FNMA TBA (b)                                         6.00%      01/30/33         5,300     5,477
                                   ------------------------------------------------------------------------------------------------
                                                                                                                             15,411

                                   GNMA Pool # 009277                                   8.25%      05/15/06             6         7
                                   GNMA Pool # 037987                                  11.50%      03/15/10             3         3
                                   GNMA Pool # 462428                                   6.50%      12/15/12            16        17
                                   GNMA Pool # 468711                                   6.50%      02/15/13            69        74
                                   GNMA Pool # 471267                                   6.50%      05/15/13            85        91
                                   GNMA Pool # 473566                                   6.50%      05/15/13            40        42
                                   GNMA Pool # 474007                                   6.50%      08/15/13            43        46
                                   GNMA Pool # 490679                                   6.50%      10/15/13            40        43
                                   GNMA Pool # 490339                                   6.00%      02/15/14            34        36
                                   GNMA Pool # 480547                                   6.50%      02/15/14            52        55
                                   GNMA Pool # 496550                                   6.00%      03/15/14            69        73
                                   GNMA Pool # 067223                                  12.00%      03/15/14             1         1
                                   GNMA Pool # 121126                                  12.00%      03/15/15             1         1
                                   GNMA Pool # 123992                                  12.00%      03/15/15             1         1
                                   GNMA Pool # 121873                                  12.00%      06/15/15             2         3
                                   GNMA Pool # 128893                                  12.00%      06/15/15             1         1

                     SEE NOTES TO THE FINANCIAL STATEMENTS.
24

HORACE MANN MUTUAL FUNDS                                2003 FUNDS ANNUAL REPORT


                                    STATEMENT OF INVESTMENTS (CONTINUED)
                                    INCOME FUND
                                    DECEMBER 31, 2003

                                                                                                                  PRINCIPAL
                                                                                                   MATURITY        AMOUNT    MARKET
                                                                                        RATE         DATE           (000)     (000)
------------------------------------------------------------------------------------------------------------------------------------
U.S. AND FOREIGN                    GNMA Pool # 120458                                 12.00%      07/15/15         $   2   $     2
GOVERNMENT                          GNMA Pool # 205376                                  9.50%      08/15/17             2         3
AND AGENCY                          GNMA Pool # 285789                                  8.50%      01/15/20             4         4
OBLIGATIONS                         GNMA Pool # 297558                                  8.50%      02/15/21            18        20
(CONTINUED)                         GNMA Pool # 302933                                  8.50%      06/15/21             7         8
                                    GNMA Pool # 310762                                  8.50%      08/15/21             3         4
                                    GNMA Pool # 341672                                  7.50%      01/15/23            86        92
                                    GNMA Pool # 353245                                  8.50%      04/15/23             5         6
                                    GNMA Pool # 337404                                  7.50%      05/15/23             2         2
                                    GNMA Pool # 348075                                  7.50%      05/15/23            52        57
                                    GNMA Pool # 348689                                  7.50%      05/15/23            38        41
                                    GNMA Pool # 354587                                  7.50%      05/15/23             2         3
                                    GNMA Pool # 356357                                  7.50%      05/15/23             4         4
                                    GNMA Pool # 348708                                  7.50%      06/15/23            29        32
                                    GNMA Pool # 350600                                  7.50%      06/15/23            34        37
                                    GNMA Pool # 354603                                  7.50%      06/15/23            46        49
                                    GNMA Pool # 355688                                  7.50%      06/15/23             4         5
                                    GNMA Pool # 365786                                  7.50%      08/15/23            69        74
                                    GNMA Pool # 315834                                  7.50%      09/15/23            13        14
                                    GNMA Pool # 334720                                  7.50%      09/15/23            18        19
                                    GNMA Pool # 353144                                  7.50%      09/15/23            17        18
                                    GNMA Pool # 355289                                  7.50%      11/15/23            25        27
                                    GNMA Pool # 370378                                  7.50%      11/15/23            68        73
                                    GNMA Pool # 376352                                  7.50%      12/15/23            32        34
                                    GNMA Pool # 780598                                  7.50%      12/15/23           246       266
                                    GNMA Pool # 425878                                  6.50%      02/15/26            39        41
                                    GNMA Pool # 462622                                  6.50%      03/15/28            27        29
                                    GNMA Pool # 443559                                  6.50%      04/15/28            44        47
                                    GNMA Pool # 462200                                  6.50%      06/15/28            73        77
                                    GNMA Pool # 433880                                  6.50%      07/15/28            23        24
                                    GNMA Pool # 468090                                  6.50%      07/15/28            25        27
                                    GNMA Pool # 466700                                  6.50%      08/15/28            36        38
                                    GNMA Pool # 482048                                  6.50%      08/15/28            47        49
                                    GNMA Pool # 484290                                  6.50%      08/15/28             8         9
                                    GNMA Pool # 486470                                  6.50%      08/15/28            36        38
                                    GNMA Pool # 482144                                  7.00%      08/15/28             7         7
                                    GNMA Pool # 486516                                  6.50%      09/15/28            40        42
                                    GNMA Pool # 469617                                  6.50%      10/15/28             5         5
                                    GNMA Pool # 505993                                  7.50%      10/15/29            19        21
                                    GNMA Pool # 508888                                  7.50%      10/15/29           116       125
                                    GNMA Pool # 502862                                  7.50%      11/15/29            26        28
                                    GNMA Pool # 530399                                  7.50%      06/15/30            42        45
                                    GNMA Pool # 781340                                  6.50%      10/15/31           124       130
                                    GNMA Pool # 552330                                  6.50%      01/15/32           660       696
                                    GNMA Pool # 781525                                  6.50%      11/15/32             6         6
                                    GNMA Pool # 614602                                  5.50%      07/15/33           197       200
                                    GNMA Pool # 592078                                  5.00%      08/15/33            88        87
                                    GNMA Pool # 594026                                  5.00%      08/15/33           399       395
                                    GNMA Pool # 602385                                  5.00%      08/15/33           249       247
                                    GNMA Pool # 606215                                  5.00%      08/15/33            39        39
                                    GNMA Pool # 614433                                  5.00%      08/15/33            88        88
                                    GNMA Pool # 611337                                  5.00%      09/15/33            51        50
                                    GNMA Pool # 572739                                  6.50%      09/15/33           292       308
                                    GNMA II Pool # 001828                               8.00%      05/20/22            24        26
                                    GNMA TBA (b)                                        6.00%      01/30/33         7,630     7,928
                                    GNMA TBA (b)                                        6.50%      01/30/33           200       211
                                    ------------------------------------------------------------------------------------------------
                                                                                                                             12,451

                     SEE NOTES TO THE FINANCIAL STATEMENTS.

HORACE MANN MUTUAL FUNDS                                2003 FUNDS ANNUAL REPORT


                                    STATEMENT OF INVESTMENTS (CONTINUED)
                                    INCOME FUND
                                    DECEMBER 31, 2003
                                                                                                                 PRINCIPAL
                                                                                                   MATURITY        AMOUNT     MARKET
                                                                                        RATE         DATE           (000)      (000)
------------------------------------------------------------------------------------------------------------------------------------
U.S. AND FOREIGN                    FOREIGN AND AGENCY GOVERNMENT SECURITIES 9.80%
GOVERNMENT                          Brazil (Republic of)                                2.06%      04/15/09  $         35   $    33
AND AGENCY                          Brazil (Republic of)                               14.50%      10/15/09            10        13
OBLIGATIONS                         Brazil (Republic of)                               12.00%      04/15/10           130       156
(CONCLUDED)                         Brazil (Republic of)                                2.06%      04/15/12           205       184
                                    Brazil (Republic of)                                8.00%      04/15/14            37        36
                                    Brazil (Republic of)                                8.00%      04/15/14           129       127
                                    Brazil (Republic of)                               11.00%      08/17/40           109       120
                                    Bulgaria (Republic of)                              8.25%      01/15/15           224       264
                                    Canadian Govt. (Canadian Dollar)                    5.25%      06/01/13           900       727
                                    Colombia (Republic of)                             10.50%      07/09/10            55        62
                                    Colombia (Republic of)                              9.75%      04/09/11           125       141
                                    Colombia (Republic of)                             11.75%      02/25/20            80        96
                                    France Govt. (Euro)                                 3.50%      01/12/08         2,180     2,763
                                    Germany (Republic of) (Euro)                        3.00%      04/11/08         1,565     1,939
                                    Germany (Republic of) (Euro)                        5.25%      01/04/11             1         1
                                    Germany (Republic of) (Euro)                        5.00%      01/04/12           545       727
                                    Germany (Republic of) (Euro)                        5.50%      01/04/31         1,290     1,762
                                    Mexico United Mexican States                        8.38%      01/14/11           515       612
                                    Mexico United Mexican States                        5.88%      01/15/14            50        49
                                    Mexico United Mexican States                       11.50%      05/15/26           450       651
                                    Panama (Republic of)                                9.63%      02/08/11            50        58
                                    Panama (Republic of)                                9.38%      07/23/12            60        68
                                    Panama (Republic of)                               10.75%      05/15/20            60        72
                                    Peru (Republic of)                                  9.13%      02/21/12            10        11
                                    Peru (Republic of)                                  5.00%      03/07/17           193       178
                                    Peru (Republic of)                                  8.75%      11/21/33            40        40
                                    Philippines (Republic of)                           9.88%      01/15/19            95       100
                                    Quebec Providence of Canada                         7.50%      07/15/23           110       135
                                    Russian (Federation)(c)(d)                          5.00%      03/31/30           350       336
                                    Sweden (Kingdom of) (Krona)                         8.00%      08/15/07         2,250       356
                                    Sweden (Kingdom of) (Krona)                         5.00%      01/28/09         3,100       448
                                    ------------------------------------------------------------------------------------------------
                                                                                                                             12,265
                                    TOTAL U.S. AND FOREIGN GOVERNMENT AND
                                       AGENCY OBLIGATIONS 55.90%                                                             69,963
                                       (Cost $67,540)

------------------------------------------------------------------------------------------------------------------------------------
U.S. AND FOREIGN                    BANKS & FINANCIAL SERVICES 6.69%
CORPORATE                           Associates Corp. of North America                   7.95%      02/15/10            55        65
BONDS/NOTES                         Bank of America Corp.                               3.88%      01/15/08           185       189
                                    Bank of America Corp.                               4.38%      12/01/10            85        85
                                    Bank of America Corp.                               7.40%      01/15/11           225       264
                                    Bank of America Corp.                               4.88%      01/15/13           120       120
                                    Bank One Corp.                                      9.88%      03/01/09            75        95
                                    Bank One Corp.                                      5.25%      01/30/13            75        77
                                    CIT Group, Inc.                                     4.00%      05/08/08           100       101
                                    Citigroup, Inc.                                     5.75%      05/10/06           342       368
                                    Citigroup, Inc.                                     7.25%      10/01/10           400       466
                                    Citigroup, Inc.                                     5.63%      08/27/12           265       280
                                    Credit Suisse First Boston USA, Inc.                4.63%      01/15/08           220       229
                                    Credit Suisse First Boston USA, Inc.                3.88%      01/15/09           120       120
                                    Credit Suisse First Boston USA, Inc.                6.13%      11/15/11            70        76
                                    General Electric Capital Corp.                      8.85%      04/01/05           500       542
                                    General Electric Capital Corp.                      8.70%      05/21/07            50        59
                                    General Electric Capital Corp.                      5.88%      02/15/12           575       618

                     SEE NOTES TO THE FINANCIAL STATEMENTS.
26

HORACE MANN MUTUAL FUNDS                                2003 FUNDS ANNUAL REPORT

                                    STATEMENT OF INVESTMENTS (CONTINUED)
                                    INCOME FUND
                                    DECEMBER 31, 2003
                                                                                                               PRINCIPAL
                                                                                                 MATURITY       AMOUNT     MARKET
                                                                                         RATE      DATE          (000)      (000)
------------------------------------------------------------------------------------------------------------------------------------
U.S. AND FOREIGN                    Goldman Sachs Group, Inc.                              6.88%   01/15/11  $        200   $   227
CORPORATE                           Goldman Sachs Group, Inc.                              6.60%   01/15/12           290       324
BONDS/NOTES                         Goldman Sachs Group, Inc.                              5.25%   10/15/13           175       177
(CONTINUED)                         Household Finance Corp.                                6.40%   06/17/08           250       277
                                    Household Finance Corp.                                6.50%   11/15/08           213       237
                                    Household Finance Corp.                                6.38%   10/15/11            45        50
                                    Household Finance Corp.                                7.00%   05/15/12           285       325
                                    Household Finance Corp.                                6.38%   11/27/12            40        44
                                    J.P. Morgan Chase & Co.                                3.63%   05/01/08            50        50
                                    J.P. Morgan Chase & Co.                                4.50%   11/15/10            40        40
                                    J.P. Morgan Chase & Co.                                6.63%   03/15/12           100       112
                                    J.P. Morgan Chase & Co.                                5.75%   01/02/13           195       206
                                    Lehman Brothers Holdings, Inc.                         8.25%   06/15/07           350       408
                                    Lehman Brothers Holdings, Inc.                         6.63%   01/18/12           150       169
                                    Mizuho JGB Investment, LLC(c)                          9.87%   12/31/49           210       237
                                    Mizuho Preferred Capital Co., LLC(c)                   8.79%   12/29/49           360       392
                                    Morgan Stanley Group, Inc.                             3.63%   04/01/08           270       270
                                    Morgan Stanley Group, Inc.                             6.75%   04/15/11           155       175
                                    Protective Life Secured Trust                          3.70%   11/24/08            85        85
                                    SLM Corp.                                              3.63%   03/17/08           225       224
                                    UBS Preferred Funding Trust I(d)                       8.62%   10/29/49           150       185
                                    US Bancorp                                             3.13%   03/15/08           170       168
                                    Wells Fargo & Co.                                      5.00%   11/15/14           240       239
                                    ------------------------------------------------------------------------------------------------
                                                                                                                              8,375
                                    INDUSTRIAL 13.05%
                                    ABITIBI-Consolidated, Inc.                             8.50%   08/01/29            18        19
                                    AGCO Corp.                                             9.50%   05/01/08            31        34
                                    Allied Waste North American, Inc.                      7.63%   01/01/06            72        76
                                    Allied Waste North American, Inc.                      8.88%   04/01/08             4         4
                                    Allied Waste North American, Inc.(c)                   6.50%   11/15/10            25        26
                                    Altria Group, Inc.                                     7.20%   02/01/07           500       541
                                    American Standard, Inc.                                7.63%   02/15/10             5         6
                                    Anadarko Finance Co.                                   6.75%   05/01/11           200       227
                                    Anadarko Finance Co.                                   7.50%   05/01/31            70        82
                                    Anderson Exploration Ltd.                              6.75%   03/15/11            20        22
                                    AOL Time Warner, Inc.                                  7.70%   05/01/32            25        29
                                    Apache Corp.                                           6.25%   04/15/12           205       228
                                    ARMCO, Inc.                                            9.00%   09/15/07           138       122
                                    AT&T Wireless Services, Inc.                           8.13%   05/01/12            85       100
                                    BE Aerospace, Inc.(c)                                  8.50%   10/01/10            55        59
                                    Beazer Homes USA, Inc.                                 8.38%   04/15/12            35        39
                                    BellSouth Corp.                                        7.88%   02/15/30           160       194
                                    Boeing Capital Corp.                                   5.80%   01/15/13            85        89
                                    Boise Cascade Corp.                                    6.50%   11/01/10            15        16
                                    Bristol-Myers Squibb Co.                               5.75%   10/01/11            90        97
                                    Bristol-Myers Squibb Co.                               5.75%   10/01/11           100       108
                                    Caraustar Industries, Inc.                             7.38%   06/01/09            35        37
                                    Chesapeake Energy Corp.                                6.88%   01/15/16            65        67
                                    Chesapeake Energy Corp.(c)                             8.13%   04/01/11            11        12
                                    ChevronTexaco Capital Corp.                            3.50%   09/17/07           200       204
                                    Collins & Aikman Products Co.                         10.75%   12/31/11            40        39
                                    Columbia/HCA Healthcare Corp.                          7.25%   05/20/08            22        24
                                    Comcast Corp.                                          6.50%   01/15/15           345       374
                                    Conoco Funding Co.                                     6.35%   10/15/11           100       112
                                    Conoco Funding Co.                                     6.35%   10/15/11           250       280
                                    Conoco Funding Co.                                     7.25%   10/15/31            35        41


                     SEE NOTES TO THE FINANCIAL STATEMENTS.

HORACE MANN MUTUAL FUNDS                                2003 FUNDS ANNUAL REPORT

                                    STATEMENT OF INVESTMENTS (CONTINUED)
                                    INCOME FUND
                                    DECEMBER 31, 2003
                                                                                                              PRINCIPAL
                                                                                                MATURITY        AMOUNT     MARKET
                                                                                         RATE      DATE          (000)      (000)
------------------------------------------------------------------------------------------------------------------------------------
U.S. AND FOREIGN                    Conoco, Inc.                                           6.95%   04/15/29  $         25   $    28
CORPORATE                           Conoco, Inc.                                           6.95%   04/15/29           125       142
BONDS/NOTES                         ConocoPhillips, Inc.                                   4.75%   10/15/12           150       151
(CONTINUED)                         ConocoPhillips, Inc.                                   5.90%   10/15/32            35        35
                                    Constellation Brands, Inc.                             8.00%   02/15/08            84        93
                                    COX Communications, Inc.                               4.63%   06/01/13           105       101
                                    Crown Castle International Corp.(c)                    7.50%   12/01/13            20        20
                                    CSC Holdings, Inc.                                     7.25%   07/15/08            72        75
                                    CSC Holdings, Inc.                                     7.88%   02/15/18            16        17
                                    CSC Holdings, Inc.                                     7.88%   02/15/18            40        43
                                    CSC Holdings, Inc.                                     7.63%   07/15/18             3         3
                                    DaimlerChrysler N.A. Holdings Corp.                    4.05%   06/04/08           530       526
                                    DaimlerChrysler N.A. Holdings Corp.                    7.30%   01/15/12           135       150
                                    DaimlerChrysler N.A. Holdings Corp.                    6.50%   11/15/13            50        53
                                    DaimlerChrysler N.A. Holdings Corp.                    6.50%   11/15/13            65        68
                                    Delta Airlines, Inc.                                   6.72%   07/02/24           132       141
                                    Devon Energy Corp.                                     7.95%   04/15/32           130       157
                                    Devon Financing Corp.                                  6.88%   09/30/11             5         6
                                    Devon Financing Corp.                                  7.88%   09/30/31            60        72
                                    Dow Chemical Co.                                       7.38%   11/01/29            25        28
                                    Dow Chemical Co.                                       7.38%   11/01/29           135       151
                                    Du Pont (E.I.) de Nemours & Co.                        8.13%   03/15/04            75        76
                                    Eastman Kodak Co.                                      7.25%   11/15/13            15        16
                                    Echostar DBS Corp.(c)                                  4.41%   10/01/08            35        36
                                    EIRCOM Funding                                         8.25%   08/15/13            50        55
                                    FMC Corp.                                             10.25%   11/01/09            22        26
                                    Ford Motor Credit Corp.                                6.88%   02/01/06            70        75
                                    Ford Motor Credit Corp.                                7.38%   10/28/09           200       220
                                    Ford Motor Credit Corp.                                7.25%   10/25/11            50        54
                                    Ford Motor Credit Corp.                                7.00%   10/01/13           135       142
                                    General Electric Co.                                   5.00%   02/01/13            45        46
                                    General Mills, Inc.                                    5.13%   02/15/07           110       117
                                    General Mills, Inc.                                    3.88%   11/30/07           150       152
                                    General Motors Acceptance Corp.                        6.13%   09/15/06           600       642
                                    General Motors Acceptance Corp.                        7.25%   03/02/11           335       368
                                    General Motors Acceptance Corp.                        6.88%   09/15/11           225       242
                                    Georgia-Pacific Corp.                                  8.88%   02/01/10            18        21
                                    Georgia-Pacific Corp.                                  8.13%   05/15/11             1         1
                                    Georgia-Pacific Corp.                                  9.50%   12/01/11            20        23
                                    Georgia-Pacific Corp.                                  7.70%   06/15/15            13        14
                                    Georgia-Pacific Corp.                                  7.75%   11/15/29             9         9
                                    Georgia-Pacific Corp.                                  8.88%   05/15/31             2         2
                                    Georgia-Pacific Corp.(c)                               8.00%   01/15/24            70        71
                                    Harrah's Operating Co., Inc.                           7.88%   12/15/05            43        47
                                    HCA, Inc.                                              6.95%   05/01/12            15        16
                                    HCA, Inc.                                              6.25%   02/15/13            15        15
                                    HCA, Inc.                                              7.50%   11/06/33            45        47
                                    HCA/Healthcare Co.                                     7.13%   06/01/06            40        43
                                    HMH Properties, Inc.                                   7.88%   08/01/08            50        52
                                    HMH Properties, Inc.                                   8.45%   12/01/08             3         3
                                    Host Marriott LP                                       9.25%   10/01/07             4         4
                                    Host Marriott LP(c)                                    7.13%   11/01/13            15        15
                                    IBM Corp.                                              4.75%   11/29/12           175       175
                                    IMC Global, Inc.                                      10.88%   06/01/08            12        13
                                    IMC Global, Inc.(c)                                   10.88%   08/01/13            30        33
                                    International Paper Co.                                5.50%   01/15/14            50        50

                     SEE NOTES TO THE FINANCIAL STATEMENTS.
28

HORACE MANN MUTUAL FUNDS                                2003 FUNDS ANNUAL REPORT

                                    STATEMENT OF INVESTMENTS (CONTINUED)
                                    INCOME FUND
                                    DECEMBER 31, 2003
                                                                                                              PRINCIPAL
                                                                                                MATURITY        AMOUNT     MARKET
                                                                                         RATE      DATE          (000)      (000)
------------------------------------------------------------------------------------------------------------------------------------
U.S. AND FOREIGN                    ITT Corp.                                              6.75%   11/15/05  $          6   $     6
CORPORATE                           K. Hovnanian Enterprises, Inc.                         6.50%   01/15/14            20        20
BONDS/NOTES                         Kansas City Southern Railroad Co.                      9.50%   10/01/08            23        26
(CONTINUED)                         Kellogg Co.                                            6.60%   04/01/11            55        62
                                    Kellogg Co.                                            6.60%   04/01/11           190       213
                                    Kinder Morgan Energy Partners                          7.30%   08/15/33            45        51
                                    Kraft Foods, Inc.                                      5.63%   11/01/11            55        58
                                    Kraft Foods, Inc.                                      6.25%   06/01/12           225       245
                                    Kroger Co. (The)                                       7.50%   04/01/31            45        52
                                    L-3 Communications Corp.                               6.13%   07/15/13            10        10
                                    L-3 Communications Corp.(c)                            6.13%   01/15/14           100       100
                                    Lamar Media Corp.                                      7.25%   01/01/13            25        27
                                    Liberty Media Corp.                                    2.64%   09/17/06           240       243
                                    Liberty Media Corp.                                    3.50%   09/25/06            40        40
                                    Liberty Media Corp.                                    3.75%   02/15/30           200       129
                                    Lockheed Martin Corp.                                  8.20%   12/01/09           175       213
                                    Lockheed Martin Corp.                                  8.50%   12/01/29            35        46
                                    Lockheed Martin Corp.                                  8.50%   12/01/29            65        85
                                    Mandalay Resort Group                                 10.25%   08/01/07            15        17
                                    Manor Care, Inc.                                       7.50%   06/15/06            52        56
                                    Massey Energy Corp.                                    6.95%   03/01/07            55        56
                                    MeadWestvaco Corp.                                     6.85%   04/01/12            60        66
                                    Mirage Resorts, Inc.                                   6.63%   02/01/05            56        58
                                    Mohegan Tribal Gaming Authority                        8.13%   01/01/06            10        11
                                    Mohegan Tribal Gaming Authority                        6.38%   07/15/09            23        24
                                    Mohegan Tribal Gaming Authority                        8.00%   04/01/12             5         5
                                    Nalco Co.(c)                                           7.75%   11/15/11            15        16
                                    News America Holdings, Inc.                            8.00%   10/17/16           100       121
                                    Nextel Communications, Inc.                            7.38%   08/01/15            20        22
                                    Norfolk Southern Corp.                                 6.20%   04/15/09            90        99
                                    Nortek, Inc.                                           9.13%   09/01/07           100       103
                                    Northrop Grumman Systems Corp.                         7.75%   02/15/31            40        49
                                    Occidental Petroleum Corp.                             8.45%   02/15/29            25        33
                                    Omnicare, Inc.                                         8.13%   03/15/11            39        43
                                    PanAmSat Corp.                                         8.50%   02/01/12            36        40
                                    Park Place Entertainment Corp.                         8.50%   11/15/06            22        24
                                    Park Place Entertainment Corp.                         9.38%   02/15/07             8         9
                                    Park Place Entertainment Corp.                         7.00%   04/15/13            10        11
                                    Parker & Parsley Petroleum Co.                         8.88%   04/15/05             2         2
                                    Parker & Parsley Petroleum Co.                         8.25%   08/15/07            20        23
                                    Peabody Energy Corp.                                   6.88%   03/15/13            58        61
                                    Phillips Petroleum Co.                                 7.00%   03/30/29            35        40
                                    Pioneer Natural Resource Co.                           9.63%   04/01/10            16        20
                                    Pioneer Natural Resource Co.                           7.50%   04/15/12             6         7
                                    Raytheon Co.                                           6.75%   08/15/07            40        44
                                    Raytheon Co.                                           7.00%   11/01/28            40        43
                                    Sara Lee Corp.                                         6.25%   09/15/11           150       167
                                    Schuler Homes                                          9.38%   07/15/09            26        29
                                    Service Corp. International                            7.70%   04/15/09            10        11
                                    Shaw Communications, Inc.                              7.25%   04/06/11            40        43
                                    Shaw Communications, Inc.                              7.20%   12/15/11            24        26
                                    Smithfield Foods, Inc.                                 8.00%   10/15/09            44        46
                                    Sprint Capital Corp.                                   6.00%   01/15/07            70        75
                                    Sprint Capital Corp.                                   7.63%   01/30/11            40        45
                                    SPX Corp.                                              7.50%   01/01/13            25        27
                                    Station Casinos, Inc.                                  8.88%   12/01/08           150       155
                                    Target Corp.                                           5.88%   03/01/12           220       239

                     SEE NOTES TO THE FINANCIAL STATEMENTS.

HORACE MANN MUTUAL FUNDS                                2003 FUNDS ANNUAL REPORT

                                    STATEMENT OF INVESTMENTS (CONTINUED)
                                    INCOME FUND
                                    DECEMBER 31, 2003
                                                                                                              PRINCIPAL
                                                                                                MATURITY        AMOUNT     MARKET
                                                                                         RATE      DATE          (000)      (000)
------------------------------------------------------------------------------------------------------------------------------------
U.S. AND FOREIGN                    TCI Communications, Inc.                               7.88%   08/01/13  $        330   $   391
CORPORATE                           TCI Communications, Inc.                               7.13%   02/15/28            50        54
BONDS/NOTES                         Tenet Healthcare Corp.                                 6.38%   12/01/11           121       116
(CONTINUED)                         Tenet Healthcare Corp.                                 7.38%   02/01/13            30        30
                                    Time Warner Cos., Inc.                                 6.88%   05/01/12           400       450
                                    Time Warner Cos., Inc.                                 6.63%   05/15/29           310       319
                                    Time Warner Cos., Inc.                                 7.63%   04/15/31             5         6
                                    Tricon Global Restaurants, Inc.                        8.50%   04/15/06             6         7
                                    Unilever Capital Corp.                                 7.13%   11/01/10           280       326
                                    Union Pacific Corp.                                    6.65%   01/15/11           100       112
                                    United Surgical Partners Holdings                     10.00%   12/15/11            50        57
                                    Ventas Realty LP                                       8.75%   05/01/09            20        22
                                    Ventas Realty LP                                       9.00%   05/01/12            10        11
                                    Verizon Global Funding Corp.                           6.88%   06/15/12            40        45
                                    Verizon Global Funding Corp.                           7.38%   09/01/12            30        35
                                    Verizon Global Funding Corp.                           4.38%   06/01/13           140       132
                                    Verizon New Jersey, Inc.                               5.88%   01/17/12           425       451
                                    Viacom, Inc.                                           5.63%   08/15/12           160       170
                                    Vintage Petroleum, Inc.                                7.88%   05/15/11            20        21
                                    Vintage Petroleum, Inc.                                8.25%   05/01/12            24        26
                                    Wal-Mart Stores, Inc.                                  4.55%   05/01/13           180       178
                                    Wal-Mart Stores, Inc.                                  7.55%   02/15/30            50        62
                                    Waste Management, Inc.                                 6.88%   05/15/09           425       475
                                    Waste Management, Inc.                                 7.38%   05/15/29           250       281
                                    Western Oil Sands, Inc.                                8.38%   05/01/12            17        19
                                    Westport Resources Corp.(c)                            8.25%   11/01/11            14        16
                                    Weyerhaeuser Co.                                       6.75%   03/15/12           120       131
                                    Weyerhaeuser Co.                                       7.38%   03/15/32           110       120
                                    WMX Technologies, Inc.                                 7.00%   10/15/06           125       138
                                    WorldCom, Inc.(e)(g)                                   8.25%   05/15/49           400       134
                                    Wyeth                                                  5.50%   02/01/14            75        76
                                    XTO Energy, Inc.                                       7.50%   04/15/12            31        35
                                    ------------------------------------------------------------------------------------------------
                                                                                                                             16,327

                                    UTILITIES 2.51%
                                    AES Corp.                                              8.38%   08/15/07            39        39
                                    AES Corp.                                              8.75%   06/15/08            16        17
                                    AES Corp.                                              9.50%   06/01/09            68        75
                                    AES Corp.                                              9.38%   09/15/10            37        41
                                    AES Corp.                                              8.88%   02/15/11            19        21
                                    Calpine Corp.                                          7.88%   04/01/08            75        58
                                    Calpine Corp.(c)                                       8.50%   07/15/10            60        59
                                    Dominion Resources, Inc.                               4.13%   02/15/08            30        31
                                    Dominion Resources, Inc.                               5.13%   12/15/09            80        84
                                    Dominion Resources, Inc.                               5.70%   09/17/12           110       116
                                    Dominion Resources, Inc.                               6.75%   12/15/32            45        48
                                    Dynegy Holdings, Inc.(c)                              10.13%   07/15/13            30        35
                                    Edison Mission Energy                                  7.73%   06/15/09            35        33
                                    El Paso Corp.                                          7.80%   08/01/31           880       749
                                    El Paso Corp.(a)                                       4.51%   02/28/21         1,050       483
                                    FirstEnergy Corp.                                      5.50%   11/15/06            20        21
                                    FirstEnergy Corp.                                      6.45%   11/15/11            90        93
                                    FirstEnergy Corp.                                      7.38%   11/15/31           250       256
                                    Midwest Generation LLC                                 8.30%   07/02/09            30        31
                                    Midwest Generation LLC                                 8.56%   01/02/16            45        47
                                    National Waterworks, Inc.                             10.50%   12/01/12            15        17
                                    Ohio Edison Co.(c)                                     5.45%   05/01/15           100        97

                     SEE NOTES TO THE FINANCIAL STATEMENTS.
30

HORACE MANN MUTUAL FUNDS                                2003 FUNDS ANNUAL REPORT

                                    STATEMENT OF INVESTMENTS (CONTINUED)
                                    INCOME FUND
                                    DECEMBER 31, 2003
                                                                                                              PRINCIPAL
                                                                                                 MATURITY       AMOUNT     MARKET
                                                                                         RATE      DATE          (000)      (000)
------------------------------------------------------------------------------------------------------------------------------------
U.S. AND FOREIGN                   Oncor Electric Delivery Co.                             6.38%   01/15/15        $   50  $     54
CORPORATE                          Oncor Electric Delivery Co.                             7.25%   01/15/33            65        74
BONDS/NOTES                        Orion Power Holdings, Inc.                             12.00%   05/01/10            88       107
(CONTINUED)                        Progress Energy, Inc.                                   7.00%   10/30/31            50        54
                                   TXU Corp.                                               6.38%   06/15/06            10        11
                                   TXU Energy Co.                                          7.00%   03/15/13            50        55
                                   Williams Companies, Inc. (The)                          8.63%   06/01/10            73        82
                                   Williams Companies, Inc. (The)                          8.13%   03/15/12            20        22
                                   Williams Companies, Inc. (The)                          7.50%   01/15/31           100       101
                                   Williams Companies, Inc. (The)                          7.75%   06/15/31            80        83
                                   Williams Companies, Inc. (The)                          8.75%   03/15/32            40        45
                                   -------------------------------------------------------------------------------------------------
                                                                                                                              3,139
                                   FOREIGN 3.42%
                                   Alcan Aluminum Ltd.                                     6.13%   12/15/33            50        50
                                   British Telecom plc                                     8.38%   12/15/10           140       170
                                   Canadian National Railways                              7.38%   10/15/31            55        65
                                   Compagnie Generale de Geophysique                      10.63%   11/15/07            30        32
                                   Deutsche Telekom International                          8.50%   06/15/10           225       272
                                   Deutsche Telekom International                          5.25%   07/22/13           115       116
                                   Diageo Capital plc                                      3.50%   11/19/07            50        50
                                   Diageo Capital plc                                      3.38%   03/20/08            35        35
                                   Flextronics International, Ltd.                         6.50%   05/15/13            35        36
                                   Fresnius Medical Care Capital Trust Pfd.(f)             7.88%   02/01/08             1        96
                                   Hydro-Quebec                                            6.30%   05/11/11           265       299
                                   Pancanadian Petroleum Ltd.                              6.30%   11/01/11            90        99
                                   PDVSA Finance Ltd.                                      8.50%   11/16/12           110       107
                                   Royal Bank Scotland Group plc                           8.82%   03/31/49           300       325
                                   Spintab AB (Krona)                                      5.75%   06/15/05         7,000     1,007
                                   Suncor Energy, Inc.                                     5.95%   12/01/34            30        30
                                   Swedish Export Credit Corp.                             2.88%   01/26/07           100       100
                                   Teekay Shipping Corp.                                   8.88%   07/15/11            66        75
                                   Telecom Italia Capital(c)                               5.25%   11/15/13            65        65
                                   Tyco International Group                                5.88%   11/01/04            20        21
                                   Tyco International Group                                6.38%   02/15/06            30        32
                                   Tyco International Group                                6.13%   11/01/08            40        43
                                   Tyco International Group                                6.13%   01/15/09            20        21
                                   Tyco International Group                                6.75%   02/15/11            10        11
                                   Tyco International Group                                6.38%   10/15/11           230       246
                                   Tyco International Group                                7.00%   06/15/28           418       434
                                   Tyco International Group(c)                             6.00%   11/15/13           220       227
                                   Vivendi Universal SA(c)                                 6.25%   07/15/08            50        53
                                   Vodafone Group plc                                      5.00%   12/16/13            75        75
                                   Vodafone Group plc                                      6.25%   11/30/32            35        36
                                   XL Capital Financial Europe plc                         6.50%   01/15/12            50        55
                                   -------------------------------------------------------------------------------------------------
                                                                                                                              4,283
                                   ASSET BACKED AND COLLATERALIZED MORTGAGE
                                      OBLIGATION SECURITIES 10.39%
                                   Asset Securitization Corp.                              7.21%   02/14/41           100       103
                                   Asset Securitization Corp.                              6.75%   02/14/43           260       282
                                   Capital Lease Funding(c)                                7.35%   06/22/24           732       795
                                   Chase Credit Card Owner Trust                           1.23%   02/15/11           600       601

                     SEE NOTES TO THE FINANCIAL STATEMENTS.

HORACE MANN MUTUAL FUNDS                                2003 FUNDS ANNUAL REPORT

                                    STATEMENT OF INVESTMENTS (CONTINUED)
                                    INCOME FUND
                                    DECEMBER 31, 2003
                                                                                                              PRINCIPAL
                                                                                                 MATURITY       AMOUNT     MARKET
                                                                                         RATE      DATE          (000)      (000)
------------------------------------------------------------------------------------------------------------------------------------
U.S. AND FOREIGN                   Chesapeake Funding LLC                                  1.48%   08/07/15     $   1,100   $ 1,104
CORPORATE                          Citibank Credit Card Master Trust I                     6.10%   05/15/08           525       570
BONDS/NOTES                        Conseco Financial Securitizations(g)                    8.50%   03/01/33           765       229
(CONCLUDED)                        Contimortgage Home Equity Loan                          6.37%   02/25/26           188       188
                                   Credit Suisse First Boston
                                      Mortgage Securities Corp.                            6.55%   01/17/35           675       747
                                   Deutsche Mortgage & Asset
                                      Receiving Corp.                                      6.54%   06/15/31           950     1,040
                                   Discover Card Master Trust I                            1.21%   10/16/06           600       600
                                   Discover Card Master Trust I                            1.30%   12/18/06           575       575
                                   Green Tree Financial Corp.                              9.15%   01/15/18            85        82
                                   Green Tree Financial Corp.                              7.60%   07/15/20            52        52
                                   Green Tree Recreational Equipment                       7.25%   03/15/29           151        30
                                   Holmes Financing plc                                    1.34%   07/15/15           300       300
                                   Home Loan Trust                                         7.18%   12/15/22            59        59
                                   Household Home Equity Loan Trust                        1.41%   01/20/31           294       294
                                   Household Home Equity Loan Trust                        1.49%   12/22/31           305       305
                                   IMPAC CMB Trust                                         1.00%   10/25/33           584       583
                                   LB-UBS Commercial Mortgage Trust                        4.25%   07/15/27           195       193
                                   LB-UBS Commercial Mortgage Trust                        5.12%   11/15/32           350       357
                                   New Century Home Equity Loan Trust                      1.28%   10/25/33           570       570
                                   Salomon Brothers Mortgage
                                      Securities VII, Inc.                                 1.42%   03/25/32           705       704
                                   Security National Mortgage Loan Trust(c)                8.80%   04/25/24           600       632
                                   Structured Asset Securities Corp.                       1.40%   01/01/32           383       380
                                   Student Loan Mortgage Trust                             1.17%   09/15/10           456       456
                                   Systems 2001 Asset Trust, LLC(c)                        6.66%   09/15/13           518       572
                                   Wachovia Bank Commercial
                                      Mortgage Trust                                       4.57%   04/15/35           215       215
                                   Wachovia Bank Commercial
                                      Mortgage Trust                                       4.96%   11/15/35           380       386
                                   -------------------------------------------------------------------------------------------------
                                                                                                                             13,004

                                   TOTAL CORPORATE BONDS/NOTES 36.06%                                                        45,128
                                      (Cost $43,465)
------------------------------------------------------------------------------------------------------------------------------------

MUNICIPAL BONDS                    MUNICIPAL BONDS 0.48%
                                   Illinois State                                          5.10%   06/01/33           600       552
                                   Wisconsin State                                         5.70%   05/01/26            45        45
                                   -------------------------------------------------------------------------------------------------
                                                                                                                                597
                                   TOTAL MUNICIPAL BONDS 0.48%                                                                  597
                                      (Cost $592)
------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM                         Federal Home Loan Bank Discount
INVESTMENTS                           Notes(a)                                             1.00%   01/14/04         1,240     1,240
                                   Federal Home Loan Mortgage Discount
                                      Notes(a)                                             0.80%   01/02/04        11,000    11,000
                                   Ford Motor Credit Corp. - Commercial Paper              1.97%   08/17/04           160       160
                                   Kraft Foods, Inc. - Commercial Paper                    2.08%   02/26/04           280       280
                                   Lehman Brothers - Repurchase Agreement
                                      dated 12/31/03 (secured by $8,772,
                                   Federal National Mortgage Corp.,
                                      6.00%, 05/15/08)                                     0.95%   01/02/04         8,600     8,600

                     SEE NOTES TO THE FINANCIAL STATEMENTS.
32

HORACE MANN MUTUAL FUNDS                                2003 FUNDS ANNUAL REPORT

                                    STATEMENT OF INVESTMENTS (CONCLUDED)
                                    INCOME FUND
                                    DECEMBER 31, 2003
                                                                                                              PRINCIPAL
                                                                                                 MATURITY       AMOUNT     MARKET
                                                                                         RATE      DATE          (000)      (000)
------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM                      Merrill Lynch - Repurchase Agreement
INVESTMENTS                        dated 12/31/03 (secured by $7,140,
(CONCLUDED)                        Federal National Mortgage Corp.,
                                   4.81%, 07/15/15)                                   0.99%     01/02/04    $  7,000   $      7,000
                                ----------------------------------------------------------------------------------------------------

                                TOTAL SHORT-TERM INVESTMENTS 22.60%                                                          28,280
                                   (Cost $28,279)
                                ----------------------------------------------------------------------------------------------------

                                TOTAL INVESTMENTS 115.04%                                                                   143,968
                                   (Cost $139,876)

                                FOREIGN CURRENCY 0.00%
                                Euro Currency                                                                                     3
                                   (Cost $3)

                                LIABILITIES IN EXCESS OF
                                   CASH AND OTHER ASSETS (15.04)%                                                           (18,823)
                                ----------------------------------------------------------------------------------------------------

                                NET ASSETS 100.00%                                                                     $    125,148
                                ----------------------------------------------------------------------------------------------------

                                STRIPS   Separate Trading of Registered Interest and Principal
                                         Securities

                                (a)      A zero coupon bond. The rate reflects the security's yield to maturity at December 31,
                                         2003.

                                (b)      Securities purchased on a when issued or delayed delivery At December 31, 2003, basis.
                                         these securities amounted to $20,316.

                                (c)      Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold, in transactions exempt from registration to qualified institutional buyers. At December 31, 2003, these securities amounted to $3,904.

                                (d)      Denotes a step bond: a zero coupon bond that converts to a fixed or variable rate at a future date. The rate reflects the security's yield to maturity at December 31, 2003.

                                (e)      Currently non-income producing. For debt securities, security is in default of principal and/or interest payments.

                                (f)      Debt obligation initially issued in a zero coupon form which converts to equity shares at a specified date. The rate reflects the security's yield to maturity at December 31, 2003.

                                (g)      Illiquid.

                     SEE NOTES TO THE FINANCIAL STATEMENTS.

HORACE MANN MUTUAL FUNDS                                2003 FUNDS ANNUAL REPORT

[PIE CHART]
Cash & Other Net Assets 3.0%
Common Stock 97.0%
                                    STATEMENT OF INVESTMENTS
                                    SOCIALLY RESPONSIBLE FUND
                                    DECEMBER 31, 2003

                                                                                                    NUMBER OF               MARKET
                                                                                                     SHARES                  (000)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK                        AEROSPACE 1.29%
                                    Goodrich Corp.                                                       14,400       $         428
                                    Textron, Inc.                                                         9,200                 525
                                    ------------------------------------------------------------------------------------------------
                                                                                                                                953
                                    AUTOMOTIVE 4.19%
                                    American Axle & Manufacturing Holdings, Inc.*                         6,700                 271
                                    Autoliv, Inc.                                                        17,200                 648
                                    Borg Warner, Inc.                                                     3,000                 255
                                    Cooper Tire & Rubber Co.                                              9,400                 201
                                    Dana Corp.                                                           10,200                 187
                                    Delphi Corp.                                                         44,300                 452
                                    Genuine Parts Co.                                                    10,400                 345
                                    Lear Corp.                                                            9,800                 601
                                    Paccar, Inc.                                                          1,600                 136
                                    ------------------------------------------------------------------------------------------------
                                                                                                                              3,096
                                    BANKS & FINANCIAL SERVICES 31.34%
                                    AmSouth Bancorporation                                               23,200                 568
                                    Bank of America Corp.                                                27,200               2,188
                                    Bank One Corp.                                                       25,100               1,144
                                    Bear Stearns Companies, Inc.                                          1,400                 112
                                    Citigroup, Inc.                                                      72,066               3,498
                                    Countrywide Financial Corp.                                           7,733                 587
                                    Federal Home Loan Mortgage Corp.                                      7,600                 443
                                    Federal National Mortgage Association                                 4,600                 345
                                    FleetBoston Financial Corp.                                          28,500               1,244
                                    Golden West Financial Corp.                                           7,500                 774
                                    Goldman Sachs Group, Inc.                                             7,600                 750
                                    Huntington Bancshares, Inc.                                          24,400                 549
                                    J.P. Morgan Chase & Co.                                              23,900                 878
                                    KeyCorp                                                              19,100                 560
                                    Lehman Brothers Holdings, Inc.                                        8,600                 664
                                    Merrill Lynch & Company, Inc.                                         9,900                 581
                                    Morgan Stanley Dean Witter & Co.                                     16,000                 926
                                    National City Corp.                                                  19,400                 658
                                    Regions Financial Corp.                                              14,500                 539
                                    SouthTrust Corp.                                                     18,700                 612
                                    SunTrust Banks, Inc.                                                  8,600                 615
                                    U.S. Bancorp                                                         45,600               1,358
                                    Wachovia Corp.                                                       33,500               1,561
                                    Washington Mutual, Inc.                                              23,000                 923
                                    Wells Fargo & Co.                                                    18,700               1,101
                                    ------------------------------------------------------------------------------------------------
                                                                                                                             23,178
                                    BUSINESS SERVICES 0.33%
                                    Cendant Corp.*                                                       11,000                 245

                                    CHEMICALS 2.28%
                                    Dow Chemical Co.                                                     22,500                 935
                                    PPG Industries, Inc.                                                  9,000                 576
                                    Praxair, Inc.                                                         4,600                 176
                                    ------------------------------------------------------------------------------------------------
                                                                                                                              1,687
                                    COMMUNICATION EQUIPMENT & SERVICES 7.11%
                                    ADC Telecommunications, Inc.*                                        29,400                  87
                                    BellSouth Corp.                                                      35,300                 999
                                    Corning, Inc.*                                                       69,900                 729
                                    JDS Uniphase Corp.*                                                  49,100                 179
                                    Lucent Technologies, Inc.*                                           57,900                 164
                                    Nortel Networks Corp.*                                              140,100                 593

                     SEE NOTES TO THE FINANCIAL STATEMENTS.
34

HORACE MANN MUTUAL FUNDS                                2003 FUNDS ANNUAL REPORT

                                  STATEMENT OF INVESTMENTS (CONTINUED)
                                  SOCIALLY RESPONSIBLE FUND
                                  DECEMBER 31, 2003

                                                                                                   NUMBER OF               MARKET
                                                                                                    SHARES                  (000)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK                      Qwest Communications International, Inc.*                              81,300      $          351
(CONTINUED)                       Sprint FON Group                                                       37,600                 617
                                  Sprint PCS Group*                                                      52,500                 295
                                  Tellabs, Inc.*                                                         25,200                 211
                                  Verizon Communications, Inc.                                           29,500               1,035
                                  --------------------------------------------------------------------------------------------------
                                                                                                                              5,260
                                  COMPUTER HARDWARE & PERIPHERALS 4.06%
                                  Hewlett-Packard Co.                                                    63,000               1,447
                                  Ingram Micro, Inc. - A*                                                21,900                 348
                                  International Business Machines Corp.                                   8,000                 741
                                  Quantum Corp.*                                                         27,600                  86
                                  Tech Data Corp.*                                                        9,500                 377
                                  --------------------------------------------------------------------------------------------------
                                                                                                                              2,999
                                  COMPUTER SOFTWARE & SERVICES 0.60%
                                  Electronic Data Systems Corp.                                          18,100                 444

                                  CONSTRUCTION & BUILDING PRODUCTS 2.00%
                                  D.R. Horton, Inc.                                                       1,700                  74
                                  KB Home                                                                 1,200                  87
                                  Martin Marietta Materials, Inc.                                         5,700                 268
                                  Masco Corp.                                                            13,800                 378
                                  Pulte Homes Inc.                                                        7,200                 674
                                  --------------------------------------------------------------------------------------------------
                                                                                                                              1,481
                                  CONSUMER PRODUCTS 1.02%
                                  ConAgra Foods, Inc.                                                     3,500                  92
                                  Mohawk Industries, Inc.*                                                5,300                 374
                                  Procter & Gamble Co.                                                    2,900                 290
                                  --------------------------------------------------------------------------------------------------
                                                                                                                                756
                                  ELECTRONIC EQUIPMENT/SEMICONDUCTORS 2.69%
                                  Arrow Electronics, Inc.*                                               15,900                 368
                                  Avnet, Inc.*                                                            5,000                 108
                                  Cooper Industries, Ltd. - A                                             6,000                 348
                                  Hubbell, Inc. - B                                                       8,600                 379
                                  Rockwell Automation, Inc.                                               2,400                  85
                                  Sanmina-SCI Corp.*                                                     19,100                 241
                                  Solectron Corp.*                                                       70,800                 418
                                  Vishay Intertechnology, Inc.*                                           1,800                  41
                                  --------------------------------------------------------------------------------------------------
                                                                                                                              1,988
                                  ENERGY 3.09%
                                  Ashland, Inc.                                                          10,000                 441
                                  ConocoPhillips                                                         14,900                 977
                                  Marathon Oil Corp.                                                     17,100                 566
                                  Unocal Corp.                                                            8,100                 298
                                  --------------------------------------------------------------------------------------------------
                                                                                                                              2,282
                                  FOOD & BEVERAGE 1.63%
                                  McDonald's Corp.                                                       23,100                 574
                                  Sara Lee Corp.                                                         25,300                 549
                                  Tyson Foods, Inc. - A                                                   6,000                  79
                                  --------------------------------------------------------------------------------------------------
                                                                                                                              1,202
                                  HEALTH CARE & PHARMACEUTICALS 3.62%
                                  Bristol-Myers Squibb Co.                                                5,000                 143
                                  Guidant Corp.                                                           6,900                 415
                                  Merck & Company, Inc.                                                  22,800               1,053
                                  Pfizer, Inc.                                                           19,380                 685
                                  Wyeth                                                                   8,900                 378
                                  --------------------------------------------------------------------------------------------------
                                                                                                                              2,674

                     SEE NOTES TO THE FINANCIAL STATEMENTS.

HORACE MANN MUTUAL FUNDS                                2003 FUNDS ANNUAL REPORT

                                  STATEMENT OF INVESTMENTS (CONTINUED)
                                  SOCIALLY RESPONSIBLE FUND
                                  DECEMBER 31, 2003

                                                                                                   NUMBER OF               MARKET
                                                                                                    SHARES                  (000)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK                      INSURANCE 9.11%
(CONTINUED)                       ACE Ltd.                                                                4,900      $          203
                                  Aetna, Inc.                                                             1,200                  81
                                  Allstate Corp.                                                         20,200                 869
                                  American International Group, Inc.                                     10,000                 663
                                  Chubb Corp.                                                             7,600                 518
                                  Hartford Financial Services Group, Inc.                                10,300                 608
                                  Jefferson-Pilot Corp.                                                   8,700                 441
                                  John Hancock Financial Services, Inc.                                  15,600                 585
                                  MBIA, Inc.                                                              6,500                 385
                                  MetLife, Inc.                                                          16,900                 569
                                  Old Republic International Corp.                                       10,950                 278
                                  PartnerRe Ltd.                                                          2,900                 168
                                  St. Paul Companies, Inc.                                               11,100                 440
                                  Torchmark Corp.                                                        10,500                 478
                                  Travelers Property Casualty Corp. - A                                  22,471                 377
                                  Travelers Property Casualty Corp. - B                                   4,666                  79
                                  --------------------------------------------------------------------------------------------------
                                                                                                                              6,742
                                  MANUFACTURING (DIVERSIFIED) 3.38%
                                  Caterpillar, Inc.                                                       4,800                 399
                                  Ingersoll-Rand Co. - A                                                  4,600                 312
                                  Monsanto Co.                                                           18,400                 530
                                  Parker Hannifin Corp.                                                   5,400                 321
                                  Tyco International Ltd.                                                20,100                 533
                                  Whirlpool Corp.                                                         5,600                 407
                                  --------------------------------------------------------------------------------------------------
                                                                                                                              2,502
                                  MEDIA & MEDIA SERVICES 2.07%
                                  Comcast Corp. - A*                                                     36,800               1,210
                                  Cox Communications, Inc.*                                               5,900                 203
                                  Walt Disney Co. (The)                                                   5,200                 121
                                  --------------------------------------------------------------------------------------------------
                                                                                                                              1,534
                                  PAPER & FOREST PRODUCTS 2.70%
                                  Boise Cascade Corp.                                                     2,500                  82
                                  Georgia-Pacific Corp.                                                  17,300                 531
                                  MeadWestvaco Corp.                                                     16,400                 488
                                  Smurfit-Stone Container Corp.*                                         24,200                 449
                                  Temple-Inland, Inc.                                                     7,200                 451
                                  --------------------------------------------------------------------------------------------------
                                                                                                                              2,001
                                  RAILROAD & SHIPPING 1.67%
                                  Burlington Northern Santa Fe Corp.                                     19,100                 618
                                  CSX Corp.                                                              13,500                 485
                                  Union Pacific Corp.                                                     1,900                 132
                                  --------------------------------------------------------------------------------------------------
                                                                                                                              1,235
                                  RETAIL & APPAREL 3.32%
                                  AutoNation, Inc.*                                                      22,400                 411
                                  Kroger Co. (The)*                                                      28,000                 518
                                  Liz Claiborne, Inc.                                                    12,600                 447
                                  May Department Stores Co. (The)                                        15,200                 442
                                  Reebok International Ltd.                                               6,300                 248
                                  Sherwin-Williams Co.                                                   11,300                 393
                                  --------------------------------------------------------------------------------------------------
                                                                                                                              2,459
                                  UTILITIES 9.13%
                                  Alliant Energy Corp.                                                   13,900                 346
                                  Ameren Corp.                                                           11,100                 511
                                  Cinergy Corp.                                                          13,700                 532
                                  Constellation Energy Group                                             15,900                 623

                     SEE NOTES TO THE FINANCIAL STATEMENTS.
36

HORACE MANN MUTUAL FUNDS                                2003 FUNDS ANNUAL REPORT

                                  STATEMENT OF INVESTMENTS (CONCLUDED)
                                  SOCIALLY RESPONSIBLE FUND
                                  DECEMBER 31, 2003

                                                                                                   NUMBER OF               MARKET
                                                                                                    SHARES                  (000)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK                             Edison International                                            20,300      $          445
(CONCLUDED)                              Entergy Corp.                                                   11,100                 634
                                         Exelon Corp.                                                     5,500                 365
                                         FirstEnergy Corp.                                               14,600                 514
                                         Northeast Utilities System                                      15,400                 311
                                         PG&E Corp.*                                                      5,700                 158
                                         PPL Corp.                                                       11,100                 486
                                         Puget Energy, Inc.                                                 975                  23
                                         Sempra Energy Co.                                               14,500                 436
                                         TXU Corp.                                                       20,400                 484
                                         Williams Companies, Inc.                                         7,900                  78
                                         Wisconsin Energy Corp.                                          17,000                 569
                                         Xcel Energy, Inc.                                               14,200                 241
                                         -------------------------------------------------------------------------------------------
                                                                                                                              6,756
                                         WASTE MANAGEMENT 0.38%
                                         Allied Waste Industries, Inc.*                                  20,100                 279

                                         TOTAL COMMON STOCK 97.01%                                                           71,753
                                            (Cost $62,742)

                                         -------------------------------------------------------------------------------------------
                                                                                                              PRINCIPAL
                                                                                                MATURITY        AMOUNT     MARKET
                                                                                         RATE      DATE          (000)      (000)
------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM                               State Street Bank - Repurchase Agreement
INVESTMENT                                  dated 12/31/03 (secured by $2,744,
                                            US Treasury Bond, 13.25%, 05/15/14)         0.40%     01/02/04      $2,690  $     2,690
                                         -------------------------------------------------------------------------------------------

                                         TOTAL SHORT-TERM INVESTMENT 3.64%                                                    2,690
                                            (Cost $2,690)

                                         -------------------------------------------------------------------------------------------


                                         TOTAL INVESTMENTS 100.65%                                                           74,443
                                            (Cost $65,432)

                                         LIABILITIES IN EXCESS OF
                                            CASH AND OTHER ASSETS (0.65)%                                                      (478)
                                         -------------------------------------------------------------------------------------------

                                         NET ASSETS 100.00%                                                             $   73,965
                                         -------------------------------------------------------------------------------------------


                                         *  Non-income producing during the year ended December 31, 2003 as this security did not pay dividends.

                     SEE NOTES TO THE FINANCIAL STATEMENTS.

HORACE MANN MUTUAL FUNDS                                2003 FUNDS ANNUAL REPORT
[PIE CHART]
Cash & Other Net Assets 1.2%
Common Stock 98.8%

                                     STATEMENT OF INVESTMENTS
                                     SMALL CAP GROWTH FUND
                                     DECEMBER 31, 2003
                                                                                                   NUMBER OF               MARKET
                                                                                                    SHARES                  (000)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK                         AEROSPACE 0.41%
                                     Herley Industries, Inc.*                                           11,300       $          234

                                     AUTOMOTIVE 0.70%
                                     Wabash National Corp.*                                              7,400                  217
                                     Winnebago Industries, Inc.                                          2,700                  186
                                     -----------------------------------------------------------------------------------------------
                                                                                                                                403
                                     BANKS & FINANCIAL SERVICES 4.51%
                                     Affiliated Managers Group, Inc.*                                    4,200                  292
                                     Cascade Bancorp                                                     1,000                   19
                                     Commercial Capital Bancorp, Inc.*                                  11,150                  239
                                     E*TRADE Corp.*                                                     59,100                  748
                                     East West Bancorp, Inc.                                             2,500                  134
                                     Franklin Bank Corp.*                                                  900                   17
                                     Friedman, Billings, Ramsey Group                                   15,600                  360
                                     Harbor Florida Bancshares, Inc.                                     1,400                   42
                                     ITLA Capital Corp.*                                                 1,100                   55
                                     NetBank, Inc.                                                      11,200                  150
                                     Saxon Capital, Inc.*                                               11,100                  233
                                     Silicon Valley Bancshares*                                          1,900                   69
                                     Sterling Financial Corp.*                                           1,660                   57
                                     Umpqua Holdings Corp.                                               3,700                   77
                                     United PanAm Financial Corp.*                                       5,300                   89
                                     -----------------------------------------------------------------------------------------------
                                                                                                                              2,581
                                     BIOTECHNOLOGY 11.90%
                                     Abaxis, Inc.*                                                       8,900                  161
                                     Advancis Pharmaceutical Corp.*                                     13,700                  103
                                     Albany Molecular Research, Inc.*                                    1,600                   24
                                     Alkermes, Inc.*                                                     5,800                   78
                                     Angiotech Pharmaceuticals, Inc.*                                    8,522                  392
                                     AVI BioPharma, Inc.*                                                3,600                   15
                                     Cell Genesys, Inc.*                                                29,028                  376
                                     Columbia Laboratories, Inc.*                                        3,100                   20
                                     Corixa Corp.*                                                      27,200                  164
                                     Covance, Inc.*                                                      6,600                  177
                                     Cubist Pharmaceuticals, Inc.*                                      29,700                  359
                                     deCode genetics, Inc.*                                             16,400                  134
                                     Dendreon Corp.*                                                    19,800                  160
                                     DepoMed, Inc.*                                                     14,000                   99
                                     Edwards Lifesciences Corp.*                                         2,400                   72
                                     EPIX Medical, Inc.*                                                 8,500                  138
                                     EXACT Sciences Corp.*                                              15,600                  158
                                     Flamel Technologies S.A. (ADR)*                                     3,300                   88
                                     Genta, Inc.*                                                       33,200                  345
                                     Inveresk Research Group*                                           19,500                  482
                                     Invitrogen Corp.*                                                   1,600                  112
                                     ISIS Pharmaceuticals, Inc.*                                        32,000                  208
                                     Kosan Biosciences, Inc.*                                            4,200                   41
                                     La Jolla Pharmaceutical Co.*                                       24,800                  106
                                     Lexicon Genetics, Inc.*                                            12,300                   72
                                     Ligand Pharmaceuticals, Inc.*                                      11,600                  170
                                     Medarex, Inc.*                                                     30,300                  189
                                     Medicines Co. (The)*                                                5,000                  147
                                     Medicis Pharmaceutical Corp. - A                                    6,170                  440
                                     Myriad Genetics, Inc.*                                             13,000                  167
                                     NitroMed, Inc.*                                                     7,400                   53

                     SEE NOTES TO THE FINANCIAL STATEMENTS.
38

HORACE MANN MUTUAL FUNDS                                2003 FUNDS ANNUAL REPORT

                                  STATEMENT OF INVESTMENTS (CONTINUED)
                                  SMALL CAP GROWTH FUND
                                  DECEMBER 31, 2003

                                                                                                   NUMBER OF               MARKET
                                                                                                    SHARES                  (000)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK                      Paradigm Genetics, Inc.*                                              65,400       $           95
   (CONTINUED)                    Pharmaceutical Resources, Inc.*                                          869                   57
                                  POZEN, Inc.*                                                           7,500                   77
                                  Serologicals Corp.*                                                    9,800                  182
                                  Taro Pharmaceutical Industries Ltd. - A*                                 800                   52
                                  Telik, Inc.*                                                          21,500                  495
                                  Third Wave Technologies, Inc.*                                        30,100                  137
                                  Transkaryotic Therapies, Inc.*                                         8,400                  131
                                  Tularik, Inc.*                                                        10,600                  172
                                  United Therapeutics Corp.*                                             6,800                  156
                                  --------------------------------------------------------------------------------------------------
                                                                                                                              6,804
                                  BUSINESS SERVICES 9.61%
                                  Ask Jeeves, Inc.*                                                     10,100                  183
                                  Catalina Marketing Corp.*                                              7,700                  155
                                  CDI Corp.                                                                600                   20
                                  Corporate Executive Board Co. (The)*                                   9,773                  456
                                  DiamondCluster International, Inc.*                                   13,300                  136
                                  Digitas, Inc.*                                                        57,900                  540
                                  DoubleClick, Inc.*                                                    42,900                  438
                                  Gartner, Inc. - A*                                                     9,400                  106
                                  Global Payments, Inc.                                                  4,600                  217
                                  Heidrick & Struggles International, Inc.*                             12,391                  270
                                  Integrated Alarm Services Group, Inc.*                                23,800                  202
                                  InVision Technologies, Inc.*                                           6,800                  228
                                  Jacobs Engineering Group*                                              3,300                  158
                                  Labor Ready, Inc.*                                                    16,949                  222
                                  Lionbridge Technologies, Inc.*                                        25,000                  240
                                  Modem Media, Inc.*                                                    18,300                  150
                                  MPS Group*                                                            50,202                  469
                                  Navigant Consulting, Inc.*                                            25,100                  473
                                  NCO Group, Inc.*                                                       1,500                   34
                                  NDCHealth Corp.                                                        8,400                  215
                                  Orbitz, Inc.*                                                            600                   14
                                  PDI, Inc.*                                                             1,200                   32
                                  Resources Connection, Inc.*                                            5,000                  137
                                  Tetra Tech, Inc.*                                                      7,300                  177
                                  Watson Wyatt & Co. - A*                                                9,200                  222
                                  --------------------------------------------------------------------------------------------------
                                                                                                                              5,494
                                  CAPITAL GOODS 0.65%
                                  Actuant Corp.*                                                         1,800                   65
                                  UNOVA, Inc.*                                                           6,500                  149
                                  Zebra Technologies Corp.*                                              2,400                  159
                                  --------------------------------------------------------------------------------------------------
                                                                                                                                373
                                  CHEMICALS 1.80%
                                  Agrium, Inc.                                                           3,400                   56
                                  Airgas, Inc.                                                           6,900                  148
                                  Cabot Microelectronics Corp.*                                            900                   44
                                  OM Group, Inc.*                                                       22,900                  600
                                  Symyx Technologies, Inc.*                                              8,800                  181
                                  --------------------------------------------------------------------------------------------------
                                                                                                                              1,029
                                  COMMUNICATION EQUIPMENT & SERVICES 3.95%
                                  Anaren, Inc.*                                                         12,600                  178
                                  Andrew Corp.*                                                          4,700                   54
                                  Foundry Networks, Inc.*                                                6,800                  186
                                  Harmonic, Inc.*                                                        7,400                   54
                                  Inet Technologies, Inc.*                                               4,400                   53

                     SEE NOTES TO THE FINANCIAL STATEMENTS.

HORACE MANN MUTUAL FUNDS                                2003 FUNDS ANNUAL REPORT

                                  STATEMENT OF INVESTMENTS (CONTINUED)
                                  SMALL CAP GROWTH FUND
                                  DECEMBER 31, 2003

                                                                                                   NUMBER OF               MARKET
                                                                                                    SHARES                  (000)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK                      KVH Industries, Inc.*                                                 4,300        $          118
(CONTINUED)                       McDATA Corp.*                                                        26,980                   257
                                  Openwave Systems, Inc.*                                               9,533                   105
                                  Polycom, Inc.*                                                       44,182                   862
                                  Powerwave Technologies, Inc.*                                         3,406                    26
                                  SonicWALL, Inc.*                                                     47,100                   367
                                  --------------------------------------------------------------------------------------------------
                                                                                                                              2,260
                                  COMPUTER HARDWARE & PERIPHERALS 2.84%
                                  Avocent Corp.*                                                        8,200                   299
                                  Identix, Inc.*                                                       36,400                   162
                                  Immersion Corp.*                                                     38,688                   226
                                  Mobility Electronics, Inc.*                                          14,700                   131
                                  Pinnacle Systems, Inc.*                                              63,260                   540
                                  Stratasys, Inc.*                                                      9,250                   252
                                  Universal Display Corp.*                                              1,000                    14
                                  --------------------------------------------------------------------------------------------------
                                                                                                                              1,624
                                  COMPUTER SOFTWARE & SERVICES 13.62%
                                  Advent Software, Inc.*                                                3,700                    64
                                  Alliance Data Systems Corp.*                                          5,000                   138
                                  Allscripts Healthcare Solutions, Inc.*                               10,100                    54
                                  BakBone Software, Inc.*                                              26,800                    74
                                  BISYS Group, Inc. (The)*                                             10,315                   154
                                  Borland Software Corp.*                                              22,100                   215
                                  CACI International, Inc.*                                             2,500                   122
                                  Cerner Corp.*                                                        10,900                   413
                                  Concur Technologies, Inc.*                                           12,200                   118
                                  Corillian Corp.*                                                     46,294                   292
                                  CoStar Group, Inc.*                                                   6,500                   271
                                  Digimarc Corp.*                                                      33,500                   446
                                  Digital Insight Corp.*                                               13,400                   333
                                  Dot Hill Systems Corp.*                                               3,400                    52
                                  EMC Corp.*                                                            8,482                   110
                                  eSpeed, Inc.*                                                        11,100                   260
                                  FileNET Corp.*                                                       14,900                   404
                                  Interwoven, Inc.*                                                    10,700                   135
                                  Jack Henry & Associates, Inc.                                         8,400                   173
                                  Keane, Inc.*                                                          3,700                    54
                                  Lawson Software, Inc.*                                               31,375                   258
                                  LivePerson, Inc.*                                                     6,500                    33
                                  Magma Design Automation, Inc.*                                        5,200                   121
                                  Mentor Graphics Corp.*                                               19,300                   281
                                  Micromuse, Inc.*                                                     15,500                   107
                                  NetEase.com, Inc. (ADR)*                                              3,000                   111
                                  Onyx Software Corp.*                                                  9,475                    37
                                  Open Solutions, Inc.*                                                 1,500                    26
                                  PEC Solutions, Inc.*                                                  7,400                   125
                                  Portal Software, Inc.*                                               10,240                    69
                                  Quest Software, Inc.*                                                 2,700                    38
                                  RadiSys Corp.*                                                        4,500                    76
                                  Radware Ltd.*                                                         4,800                   131
                                  RealNetworks, Inc.*                                                  32,600                   186
                                  Red Hat, Inc.*                                                       28,748                   540
                                  Roxio, Inc.*                                                          3,000                    14
                                  Sapient Corp.*                                                       59,900                   335
                                  SINA Corp.*                                                           5,400                   182
                                  SkillSoft plc (ADR)*                                                 52,082                   451
                                  Sohu.com, Inc.*                                                       4,000                   120

                     SEE NOTES TO THE FINANCIAL STATEMENTS.
40

HORACE MANN MUTUAL FUNDS                                2003 FUNDS ANNUAL REPORT

                                  STATEMENT OF INVESTMENTS (CONTINUED)
                                  SMALL CAP GROWTH FUND
                                  DECEMBER 31, 2003

                                                                                                   NUMBER OF               MARKET
                                                                                                    SHARES                  (000)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK                      Syntel, Inc.                                                          8,400        $          208
(CONTINUED)                       THQ Inc.*                                                             4,950                    84
                                  TriZetto Group, Inc. (The)*                                           3,000                    19
                                  Verity, Inc.*                                                         1,400                    23
                                  WebEx Communications, Inc.*                                             700                    14
                                  webMethods, Inc.*                                                     9,800                    90
                                  Websense, Inc.*                                                       6,400                   187
                                  Wind River Systems, Inc.*                                             5,048                    44
                                  --------------------------------------------------------------------------------------------------
                                                                                                                              7,792
                                  CONSTRUCTION & BUILDING PRODUCTS 1.44%
                                  Chicago Bridge & Iron Co.                                             2,900                    84
                                  Maverick Tube Corp.*                                                 13,700                   264
                                  Meritage Corp.*                                                       2,100                   139
                                  Trex Company, Inc.*                                                   1,100                    42
                                  WCI Communities, Inc.*                                               14,200                   293
                                  --------------------------------------------------------------------------------------------------
                                                                                                                                822
                                  EDUCATION SERVICES 3.05%
                                  Corinthian Colleges, Inc.*                                            2,400                   133
                                  Education Management Corp.*                                           3,000                    93
                                  ITT Educational Services, Inc.*                                       1,300                    61
                                  Learning Tree International, Inc.*                                   10,300                   179
                                  Princeton Review, Inc.*                                              12,900                   126
                                  Strayer Education, Inc.                                               3,900                   424
                                  Sylvan Learning Systems, Inc.*                                       25,300                   727
                                  --------------------------------------------------------------------------------------------------
                                                                                                                              1,743
                                  ELECTRONIC EQUIPMENT/SEMICONDUCTORS 13.44%
                                  Active Power, Inc.*                                                   8,200                    24
                                  Advanced Energy Industries, Inc.*                                       690                    18
                                  American Superconductor Corp.*                                       11,600                   161
                                  AMIS Holdings, Inc.*                                                  5,900                   108
                                  ATMI, Inc.*                                                          12,400                   287
                                  August Technology Corp.*                                              2,500                    46
                                  Brooks Automation, Inc.*                                             13,500                   326
                                  ChipPAC, Inc.*                                                       28,500                   216
                                  Cirrus Logic, Inc.*                                                  27,700                   213
                                  Credence Systems Corp.*                                              28,600                   376
                                  Cymer, Inc.*                                                          8,700                   402
                                  DuPont Photomasks, Inc.*                                              5,200                   126
                                  Entegris, Inc.*                                                      17,300                   222
                                  Exar Corp.*                                                           1,697                    29
                                  FEI Co.*                                                             17,400                   392
                                  FormFactor, Inc.*                                                     3,600                    71
                                  Genesis Microchip, Inc.*                                             16,400                   296
                                  Globespan Virata, Inc.*                                              22,400                   132
                                  Lattice Semiconductor Corp.*                                         87,100                   843
                                  Micrel, Inc.*                                                        10,600                   165
                                  Microsemi Corp.*                                                     10,600                   261
                                  Mindspeed Technologies, Inc.*                                        54,700                   375
                                  MKS Instruments, Inc.*                                                1,000                    29
                                  Mykrolis Corp.*                                                      12,800                   206
                                  NPTest, Inc.*                                                         6,900                    76
                                  Nuvelo, Inc.*                                                         7,300                    25
                                  Pixelworks, Inc.*                                                    57,600                   624
                                  Power Integrations, Inc.*                                             5,100                   171
                                  Power-One, Inc.*                                                      3,400                    37
                                  Rudolph Technologies, Inc.*                                           8,300                   204

                     SEE NOTES TO THE FINANCIAL STATEMENTS.

HORACE MANN MUTUAL FUNDS                                2003 FUNDS ANNUAL REPORT

                                  STATEMENT OF INVESTMENTS (CONTINUED)
                                  SMALL CAP GROWTH FUND
                                  DECEMBER 31, 2003

                                                                                                   NUMBER OF               MARKET
                                                                                                    SHARES                  (000)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK                      Semtech Corp.*                                                       13,700        $          311
(CONTINUED)                       Silicon Storage Technology, Inc.*                                    16,100                   177
                                  Sipex Corp.*                                                         10,100                    78
                                  Skyworks Solutions, Inc.*                                            18,900                   164
                                  Tessera Technologies, Inc.*                                           4,200                    79
                                  Trident Microsystems, Inc.*                                             600                    10
                                  TriQuint Semiconductor, Inc.*                                        15,800                   112
                                  TTM Technologies, Inc.*                                              17,300                   292
                                  --------------------------------------------------------------------------------------------------
                                                                                                                              7,684
                                  ENERGY 4.71%
                                  Cal Dive International, Inc.*                                        15,000                   362
                                  Evergreen Resources, Inc.*                                            2,300                    75
                                  Headwaters, Inc.*                                                     7,900                   155
                                  Key Energy Services, Inc.*                                           54,118                   558
                                  Massey Energy Co.                                                     6,700                   139
                                  Oceaneering International, Inc.*                                      6,800                   190
                                  Parker Drilling Co.*                                                 67,180                   171
                                  Pride International, Inc.*                                           10,100                   188
                                  Quicksilver Resources, Inc.*                                            500                    16
                                  Remington Oil and Gas Corp.*                                          6,174                   121
                                  TETRA Technologies, Inc.*                                             7,600                   189
                                  Tom Brown, Inc.*                                                      1,600                    52
                                  Ultra Petroleum Corp.*                                                3,700                    91
                                  Varco International, Inc.*                                           13,100                   270
                                  Whiting Petroleum Corp.*                                              6,300                   116
                                  --------------------------------------------------------------------------------------------------
                                                                                                                              2,693
                                  ENTERTAINMENT & RECREATION 1.73%
                                  Argosy Gaming Co.*                                                    2,000                    52
                                  Hollywood Entertainment Corp.*                                       28,800                   396
                                  LeapFrog Enterprises*                                                 4,400                   117
                                  Marvel Enterprises, Inc.*                                             6,400                   186
                                  Multimedia Games, Inc.*                                               5,800                   238
                                  --------------------------------------------------------------------------------------------------
                                                                                                                                989
                                  FIXTURES & FURNITURE 0.16%
                                  Select Comfort Corp.*                                                 3,800                    94

                                  FOOD & BEVERAGE 1.31%
                                  California Pizza Kitchen, Inc.*                                       2,600                    52
                                  CEC Entertainment, Inc.*                                              1,000                    47
                                  Chicago Pizza & Brewery, Inc.*                                        4,300                    64
                                  Panera Bread Co.*                                                     4,400                   174
                                  RARE Hospitality International, Inc.*                                13,000                   318
                                  Red Robin Gourmet Burgers, Inc.*                                        500                    15
                                  Sonic Corp.*                                                            900                    28
                                  United Natural Foods, Inc.*                                           1,400                    50
                                  --------------------------------------------------------------------------------------------------
                                                                                                                                748
                                  HEALTH CARE & PHARMACEUTICALS 6.43%
                                  Accredo Health, Inc.*                                                12,900                   408
                                  Align Technology, Inc.*                                               9,300                   154
                                  Alliance Imaging, Inc.*                                               6,500                    24
                                  Apria Healthcare Goup, Inc.*                                          1,000                    28
                                  AtheroGenics, Inc.*                                                   8,800                   132
                                  Beverly Enterprises, Inc.*                                           23,100                   198
                                  Bioject Medical Technologies, Inc.*                                  10,300                    31
                                  CardioDynamics International Corp.*                                  14,900                    89
                                  CYTYC Corp.*                                                          3,152                    43

                     SEE NOTES TO THE FINANCIAL STATEMENTS.
42

HORACE MANN MUTUAL FUNDS                                2003 FUNDS ANNUAL REPORT

                                  STATEMENT OF INVESTMENTS (CONTINUED)
                                  SMALL CAP GROWTH FUND
                                  DECEMBER 31, 2003

                                                                                                   NUMBER OF               MARKET
                                                                                                    SHARES                  (000)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK                      Henry Schein, Inc.*                                                     900        $           61
(CONTINUED)                       Hologic, Inc.*                                                       14,300                   248
                                  Laserscope, Inc.*                                                    10,900                   170
                                  LifePoint Hospitals, Inc.*                                            4,800                   141
                                  Mentor Corp.                                                          5,600                   135
                                  Merit Medical Systems, Inc.*                                          6,967                   155
                                  MIM Corp.*                                                            4,700                    33
                                  OraSure Technologies, Inc.*                                           6,200                    49
                                  Orthodontic Centers of America, Inc.*                                 8,200                    66
                                  Osteotech, Inc.*                                                      2,764                    24
                                  Respironics, Inc.*                                                    3,200                   144
                                  Salix Pharmaceuticals, Ltd.*                                          6,500                   147
                                  SonoSite, Inc.*                                                       7,900                   169
                                  TheraSense, Inc.*                                                    16,800                   341
                                  TLC Vision Corp.*                                                    44,960                   298
                                  Transgenomic, Inc.*                                                  33,100                    66
                                  Vicuron Pharmaceuticals, Inc.*                                        3,100                    58
                                  ViroPharma, Inc.*                                                     7,300                    20
                                  Wright Medical Group*                                                 8,100                   246
                                  --------------------------------------------------------------------------------------------------
                                                                                                                              3,678
                                  INSURANCE 0.29%
                                  Platinum Underwriters Holdings, Ltd.                                  2,700                    81
                                  RLI Corp.                                                             2,200                    82
                                  --------------------------------------------------------------------------------------------------
                                                                                                                                163
                                  MANUFACTURING (DIVERSIFIED) 1.64%
                                  AGCO Corp.*                                                          18,300                   369
                                  Flowserve Corp.*                                                      6,900                   144
                                  Joy Global, Inc.                                                      3,100                    81
                                  Lone Star Technologies, Inc.*                                         5,200                    83
                                  Terex Corp.*                                                          9,100                   259
                                  --------------------------------------------------------------------------------------------------
                                                                                                                                936
                                  MEDIA & MEDIA SERVICES 3.21%
                                  Cumulus Media, Inc.*                                                 10,770                   237
                                  Emmis Communications Corp.*                                           8,800                   238
                                  Gray Television, Inc.                                                13,700                   207
                                  Insight Communications, Inc.*                                         3,164                    33
                                  Journal Communications, Inc.                                          5,600                   104
                                  LIN TV Corp.*                                                         1,100                    28
                                  Macrovision Corp.*                                                    9,500                   216
                                  Playboy Enterprises, Inc. - B*                                       16,570                   268
                                  Sinclair Broadcast Group - A*                                        11,900                   178
                                  Spanish Broadcasting System, Inc. - A*                               31,200                   328
                                  --------------------------------------------------------------------------------------------------
                                                                                                                              1,837
                                  METALS & MINING 0.28%
                                  Steel Dynamics, Inc.*                                                 6,800                   160

                                  PAPER & FOREST PRODUCTS 0.34%
                                  Albany International Corp.                                              500                    17
                                  Pope & Talbot, Inc.                                                  10,100                   178
                                  --------------------------------------------------------------------------------------------------
                                                                                                                                195
                                  PHOTOGRAPHY 0.49%
                                  Lexar Media, Inc.*                                                   16,200                   282

                     SEE NOTES TO THE FINANCIAL STATEMENTS.

HORACE MANN MUTUAL FUNDS                                2003 FUNDS ANNUAL REPORT

                                  STATEMENT OF INVESTMENTS (CONTINUED)
                                  SMALL CAP GROWTH FUND
                                  DECEMBER 31, 2003

                                                                                                   NUMBER OF               MARKET
                                                                                                    SHARES                  (000)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK                      RETAIL & APPAREL 7.71%
(CONCLUDED)                       America's Car-Mart, Inc.*                                             9,800        $          264
                                  Bombay Company, Inc. (The)*                                          20,000                   163
                                  Carter Holdings*                                                      5,400                   137
                                  Christopher & Banks Corp.                                             9,700                   189
                                  Circuit City Stores, Inc.                                            21,400                   217
                                  Cost Plus, Inc.*                                                      4,400                   180
                                  CSK Auto Corp.*                                                      16,100                   302
                                  Dick's Sporting Goods, Inc.*                                          8,800                   428
                                  Duane Reade, Inc.*                                                   12,200                   206
                                  GameStop Corp.*                                                       4,400                    68
                                  Group 1 Automotive, Inc.*                                             3,800                   138
                                  Hibbett Sporting Goods, Inc.*                                         7,200                   215
                                  Hot Topic, Inc.*                                                     14,350                   423
                                  Insight Enterprises, Inc.*                                            1,000                    19
                                  Kenneth Cole Productions, Inc.                                        8,300                   244
                                  Linens 'n Things, Inc.*                                               6,100                   184
                                  Phillips-Van Heusen Corp.                                            11,600                   206
                                  Pier 1 Imports, Inc.                                                  4,600                   101
                                  Quiksilver, Inc.*                                                    14,000                   248
                                  Reebok International Ltd.                                             2,500                    98
                                  Tuesday Morning Corp.*                                                3,100                    94
                                  West Marine, Inc.*                                                    6,500                   181
                                  Wet Seal, Inc. (The)*                                                10,700                   106
                                  --------------------------------------------------------------------------------------------------
                                                                                                                              4,411
                                  SCIENTIFIC & TECHNICAL INSTRUMENTS 1.33%
                                  Cognex Corp.                                                         14,900                   421
                                  Gen Probe, Inc.*                                                      4,300                   157
                                  PerkinElmer, Inc.                                                    10,800                   184
                                  --------------------------------------------------------------------------------------------------
                                                                                                                                762
                                  TRANSPORTATION 1.23%
                                  AirTran Holdings, Inc.*                                              10,900                   130
                                  Arkansas Best Corp.                                                     500                    16
                                  Atlantic Coast Airlines Holdings, Inc.*                              15,803                   157
                                  Laidlaw International, Inc.*                                          8,060                   111
                                  Mesa Air Group, Inc.*                                                 7,500                    94
                                  SkyWest, Inc.                                                         2,326                    42
                                  Werner Enterprises, Inc.                                              8,000                   156
                                  --------------------------------------------------------------------------------------------------
                                                                                                                                706

                                  TOTAL COMMON STOCK 98.78%                                                                  56,497
                                     (Cost $47,466)
                                  --------------------------------------------------------------------------------------------------

                     SEE NOTES TO THE FINANCIAL STATEMENTS.
44

HORACE MANN MUTUAL FUNDS                                2003 FUNDS ANNUAL REPORT

                                STATEMENT OF INVESTMENTS (CONCLUDED)
                                SMALL CAP GROWTH FUND
                                DECEMBER 31, 2003

                                                                                                              PRINCIPAL
                                                                                                MATURITY        AMOUNT     MARKET
                                                                                         RATE      DATE          (000)      (000)
------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM                      Federal Home Loan Bank
INVESTMENT                         Discount Note                                        0.75%  01/02/04    $      300     $     300
                                ----------------------------------------------------------------------------------------------------

                                TOTAL SHORT-TERM INVESTMENT 0.53%                                                               300
                                   (Cost $300)
                                ----------------------------------------------------------------------------------------------------

                                TOTAL INVESTMENTS 99.31%                                                                     56,797
                                   (Cost $47,766)

                                CASH AND OTHER ASSETS IN
                                   EXCESS OF LIABILITIES 0.69%                                                                  396
                                ----------------------------------------------------------------------------------------------------

                                NET ASSETS 100.00%                                                                        $  57,193
                                ----------------------------------------------------------------------------------------------------


                                ADR American Depository Receipts

                                *   Non-income producing during the year ended December 31, 2003 as this security did not pay dividends.


                     SEE NOTES TO THE FINANCIAL STATEMENTS.

HORACE MANN MUTUAL FUNDS                                2003 FUNDS ANNUAL REPORT
[PIE CHART]
Cash & Other Net Assets 0.7%
Pacific 23.5%
Asia 13.0%
Europe 62.8%

                                      STATEMENT OF INVESTMENTS
                                      INTERNATIONAL EQUITY FUND
                                      DECEMBER 31, 2003

                                                                                                   NUMBER OF               MARKET
                                                                                                    SHARES                  (000)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK                          AUSTRALIA 1.65%
                                      BHP Billiton Ltd. (Metals & Mining)                                  64,225    $          590

                                      CHINA 1.30%
                                      China Mobile Ltd. (Telecommunications)                              151,500               464

                                      FRANCE 13.28%
                                      Accor S.A. (Hotels)                                                   7,777               352
                                      Aventis S.A. (Pharmaceuticals)                                        8,873               586
                                      Carrefour S.A. (Retail)                                              13,971               766
                                      France Telecom S.A. (Telecommunications)*                            19,743               563
                                      L'Oreal S.A. (Personal Products)                                      4,603               377
                                      Pernod-Ricard S.A. (Beverages)                                        1,494               166
                                      Pin-Printemps Redoute S.A. (Retail)                                   4,884               472
                                      Suez Lyonnaise des Eaux S.A. (Utilities)                             19,505               392
                                      Total Fina Elf S.A. - B (Oil & Gas)                                   4,802               892
                                      Valeo S.A. (Automotive)                                               4,504               180
                                      ----------------------------------------------------------------------------------------------
                                                                                                                              4,746
                                      GERMANY 10.85%
                                      Adidas-Salomon AG (Textiles & Apparel)                                5,483               624
                                      Allianz AG (Insurance)                                                5,880               741
                                      Bayerische Motoren Werke AG (Automobiles)                             7,774               360
                                      Deutsche Bank AG (Financial)                                          5,160               427
                                      Deutsche Boerse AG (Financial)                                        3,003               164
                                      Metro AG (Retail)                                                    10,508               463
                                      Siemens AG (Electronics)                                              6,702               536
                                      Volkswagen AG (Automobiles)                                          10,098               562
                                      ----------------------------------------------------------------------------------------------
                                                                                                                              3,877
                                      HONG KONG 3.01%
                                      Cheung Kong Holdings (Real Estate)                                   51,000               404
                                      Sun HungKai Properties Ltd. (Real Estate)                            40,000               330
                                      Swire Pacific Ltd. (Financial)                                       55,500               342
                                      ----------------------------------------------------------------------------------------------
                                                                                                                              1,076
                                      ITALY 8.17%
                                      Banca Intesa S.p.A. (Banks)                                         222,367               869
                                      ENI S.p.A. (Oil & Gas)                                               50,403               950
                                      Fiat S.p.A. (Automobiles)                                            41,657               319
                                      Mediaset S.p.A. (Media)                                              65,932               782
                                      ----------------------------------------------------------------------------------------------
                                                                                                                              2,920
                                      JAPAN 20.36%
                                      Bridgestone Corp. (Automotive)                                        2,500               180
                                      Canon, Inc. (Electronics)                                            24,000               228
                                      Honda Motor Co., Ltd. (Automobiles)                                      58               279
                                      ITO-Yokado Co., Ltd. (Retail)                                           130               295
                                      Matsushita Electric Industries Co. (Household                         5,700               308
                                      Durables)
                                      Mitsubishi Estate (Real Estate)                                       7,000               326
                                      Mitsubishi Tokyo Financial (Financial)                                8,000               327
                                      Murata Manufacturing Co. (Electronics)                               22,000               434
                                      Nissan Motor Co., Ltd. (Automobiles)                                     58               453
                                      Nomura Holdings Inc. (Financial)                                     40,700               465
                                      NTT DoCoMo plc (Telecommunications)                                  15,000               472
                                      Orix Corp. (Financial)                                               28,000               477
                                      Ricoh Co., Ltd. (Electronics)                                        36,000               484
                                      Rohm Co., Ltd. (Electronics)                                          4,900               574
                                      Shin-Etsu Chemical Co., Ltd. (Chemicals)                              7,100               587

                     SEE NOTES TO THE FINANCIAL STATEMENTS.
46

HORACE MANN MUTUAL FUNDS                                2003 FUNDS ANNUAL REPORT

                                  STATEMENT OF INVESTMENTS (CONTINUED)
                                  INTERNATIONAL EQUITY FUND
                                  DECEMBER 31, 2003
                                                                                                   NUMBER OF               MARKET
                                                                                                    SHARES                  (000)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK                      TDK Corp. (Electronics)                                                 13,800     $          613
(CONCLUDED)                       UFJ Holdings (Financial)                                                56,000                775
                                  --------------------------------------------------------------------------------------------------
                                                                                                                              7,277
                                  KOREA 3.91%
                                  Kookmin Bank (ADR) (Financial)                                          14,857                562
                                  Samsung Electronics Co., Ltd. (ADR) (Electronics)^                       2,709                509
                                  SK Telecom Co., Ltd. (ADR) (Telecommunications)                         17,585                328
                                  --------------------------------------------------------------------------------------------------
                                                                                                                              1,399
                                  MALAYSIA 0.76%
                                  Commerce Asset Holding (Financial)                                     156,800                169
                                  Resorts World BHD (Hotels & Restaurants)                                38,000                101
                                  --------------------------------------------------------------------------------------------------
                                                                                                                                270
                                  NETHERLANDS 4.39%
                                  Aegon N.V. (Insurance)                                                  23,068                341
                                  Unilver N.V. (Food Products)                                             4,656                304
                                  VNU N.V. (Media)                                                        29,260                924
                                  --------------------------------------------------------------------------------------------------
                                                                                                                              1,569
                                  PORTUGAL 1.35%
                                  Portugal Telecom S.A. (Telecommunications)                              47,813                481

                                  SINGAPORE 3.53%
                                  DBS Group Holdings Ltd. (Financial)                                     70,000                606
                                  Singapore Press Holdings Ltd. (Media)                                   15,000                167
                                  United Overseas Bank Ltd. (Financial)                                   63,000                489
                                  --------------------------------------------------------------------------------------------------
                                                                                                                              1,262
                                  SPAIN 3.24%
                                  Acerinox S.A. (Metals & Mining)                                          3,346                158
                                  Banco Bilbao Viscaya S.A. (Financial)                                   45,024                621
                                  Telefonica S.A. (Telecommunications)                                    25,840                379
                                  --------------------------------------------------------------------------------------------------
                                                                                                                              1,158
                                  SWEDEN 0.49%
                                  Skandia Forsakring (Insurance)                                          48,310                176

                                  SWITZERLAND 5.54%
                                  Adecco S.A. (Commerical Services)                                        5,535                356
                                  Cie Fianciere Richemont (Retail)                                        24,504                588
                                  Credit Suisse Group (Financial)                                         17,462                638
                                  Roche Holding AG (Pharmaceuticals)                                       3,955                399
                                  --------------------------------------------------------------------------------------------------
                                                                                                                              1,981
                                  TAIWAN 1.50%
                                  First Financial Holdings Co., Ltd. (ADR) (Financial)                    39,417                538

                                  THAILAND 0.46%
                                  Bangkok Bank PCL (Financial)*                                           56,200                163

                                  UNITED KINGDOM 15.52%
                                  AstraZenca plc (Pharmaceuticals)                                         7,444                356
                                  BAE Systems plc (Aerospace)                                            135,145                406
                                  HBOS plc (Financial)                                                    33,357                431
                                  HSBC Holdings plc (Financial)                                           66,495              1,042
                                  Imperial Tobacco Group plc (Tobacco)                                    16,267                319
                                  InterContinental Hotels Group plc (Hotels)                              21,671                205
                                  Kingfisher plc (Retail)                                                 71,560                356
                                  Marks & Spencer Group plc (Retail)                                     100,644                519
                                  Reed Elsevier plc (Media)                                               91,429                762
                                  Vodafone Group plc (Telecommunications)                                393,532                973
                                  WPP Group (Media)                                                       18,259                179
                                  --------------------------------------------------------------------------------------------------
                                                                                                                              5,548

                                  TOTAL COMMON STOCK 99.31%                                                                  35,495
                                     (Cost $30,258)
                                  --------------------------------------------------------------------------------------------------

                     SEE NOTES TO THE FINANCIAL STATEMENTS.

HORACE MANN MUTUAL FUNDS                                2003 FUNDS ANNUAL REPORT

                               STATEMENT OF INVESTMENTS (CONCLUDED)
                               INTERNATIONAL EQUITY FUND
                               DECEMBER 31, 2003
                                                                                                              PRINCIPAL
                                                                                                MATURITY        AMOUNT     MARKET
                                                                                         RATE      DATE          (000)      (000)
------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM                     State Street Bank - Repurchase Agreement
INVESTMENT                        dated 12/31/03 (secured by $940,
                                  US Treasury Bond, 13.25%, 05/15/14)                   0.40%  01/02/04    $      921     $     921
                               -----------------------------------------------------------------------------------------------------

                               TOTAL SHORT-TERM INVESTMENT 2.58%                                                                921
                                  (Cost $921)
                               -----------------------------------------------------------------------------------------------------

                               TOTAL INVESTMENTS 101.89%                                                                     36,416
                                  (Cost $31,179)

                               FOREIGN CURRENCY 0.65%                                                                           234
                                  (Various Denominations)
                                  (Cost $232)

                               LIABILITIES IN EXCESS OF
                                  CASH AND OTHER ASSETS (2.54)%                                                                (909)
                               -----------------------------------------------------------------------------------------------------

                               NET ASSETS 100.00%                                                                           $35,741
                               -----------------------------------------------------------------------------------------------------


                               ADR American Depository Receipts

                                *   Non-income producing during the year ended December 31, 2003 as this security did not pay dividends.

                                ^   Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold, in transactions exempt from registration to qualified institutional buyers. At December 31, 2003, these securities amounted to $509.

                     SEE NOTES TO THE FINANCIAL STATEMENTS.
48

HORACE MANN MUTUAL FUNDS                                2003 FUNDS ANNUAL REPORT
[PIE CHART]
Repurchase Agreements 6.2%
Cash & Other Net Assets 33.1%
U.S. Corporate Securities 3.7%
U.S. & Foreign Government & Agenxy Obligations 57.0%


                                        STATEMENT OF INVESTMENTS
                                        SHORT-TERM INVESTMENT FUND
                                        DECEMBER 31, 2003
                                                                                                           PRINCIPAL
                                                                                                MATURITY     AMOUNT        MARKET
                                                                                       RATE       DATE       (000)          (000)
------------------------------------------------------------------------------------------------------------------------------------
U.S. CORPORATE                          AT&T Corp.                                       7.50%    04/01/04   $      20   $       20
SECURITIES                              Bell Atlantic-New Jersey, Inc.                   5.88%    02/01/04          75           75
                                        BellSouth Telecommunications Corp.               6.38%    06/15/04          55           56
                                        Key Bank NA                                      1.44%    04/23/04          30           30
                                        --------------------------------------------------------------------------------------------

                                        TOTAL U.S. CORPORATE
                                           SECURITIES 3.74%                                                                     181
                                           (Cost $181)
------------------------------------------------------------------------------------------------------------------------------------
U.S. AND FOREIGN                        FEDERAL FARM CREDIT BANK                         1.00%    04/30/04         100           99
GOVERNMENT
AND AGENCY                              FEDERAL HOME LOAN BANK                           1.05%    01/02/04         100          100
OBLIGATIONS                                                                              1.08%    01/14/04         100          100

                                        FEDERAL HOME LOAN MORTGAGE CORP.                 1.00%    01/05/04         100          100
                                                                                         1.05%    01/14/04          30           30
                                                                                         1.06%    02/02/04          49           49
                                                                                         1.07%    02/17/04          25           25
                                                                                         1.10%    03/04/04          25           25
                                                                                         1.08%    03/05/04         100          100
                                                                                         1.00%    03/15/04           7            7
                                                                                         1.00%    03/22/04          29           29
                                                                                         1.11%    04/02/04         118          118
                                                                                         3.75%    04/15/04         100          101
                                                                                         5.00%    05/15/04         100          101
                                                                                         1.19%    05/20/04          75           75
                                                                                         1.15%    06/11/04          75           74
                                                                                         1.21%    06/30/04          11           11
                                                                                         1.18%    07/30/04          88           87

                                        FEDERAL NATIONAL MORTGAGE ASSOCIATION            1.05%    01/02/04          19           19
                                                                                         1.05%    01/05/04          50           50
                                                                                         1.06%    01/09/04         103          103
                                                                                         1.06%    01/09/04          55           55
                                                                                         1.00%    01/14/04         100          100
                                                                                         1.06%    01/14/04          50           50
                                                                                         1.08%    01/21/04          47           47
                                                                                         1.00%    01/26/04         101          101
                                                                                         1.05%    02/02/04         200          200
                                                                                         1.09%    02/25/04          14           14
                                                                                         1.00%    03/03/04         220          220
                                                                                         1.08%    03/17/04          65           65
                                                                                         1.11%    03/24/04          50           50
                                                                                         1.14%    04/16/04          33           33
                                                                                         1.14%    05/05/04         100          100
                                                                                         1.18%    05/28/04          20           20
                                                                                         3.00%    06/15/04         100          101
                                                                                         1.15%    06/18/04          27           27
                                                                                         1.21%    07/09/04          23           23
                                                                                         1.00%    09/17/04          50           49

                                        ITALY (REPUBLIC OF)                              5.25%    01/16/04         100          100
                                        --------------------------------------------------------------------------------------------
                                        TOTAL U.S. AND FOREIGN GOVERNMENT
                                           AND AGENCY OBLIGATIONS 56.95%                                                      2,758
                                           (Cost $2,758)
                                        --------------------------------------------------------------------------------------------

                     SEE NOTES TO THE FINANCIAL STATEMENTS.

HORACE MANN MUTUAL FUNDS                                2003 FUNDS ANNUAL REPORT

                                STATEMENT OF INVESTMENTS (CONCLUDED)
                                SHORT-TERM INVESTMENT FUND
                                DECEMBER 31, 2003
                                                                                                           PRINCIPAL
                                                                                                MATURITY     AMOUNT        MARKET
                                                                                       RATE       DATE       (000)          (000)
------------------------------------------------------------------------------------------------------------------------------------
REPURCHASE                      Lehman Brothers - Repurchase Agreement
AGREEMENTS                         dated 12/31/03 (secured by $153,
                                   Federal National Mortgage Association,
                                   6.25%, 05/15/29)                                    0.95%    01/02/04        $ 150     $     150
                                Merrill Lynch - Repurchase Agreement
                                   dated 12/31/03 (secured by $154,
                                   Resolution Funding Strip,
                                   4.81%, 07/15/15)                                    0.99%    01/02/04          150           150
                                ----------------------------------------------------------------------------------------------------

                                TOTAL REPURCHASE AGREEMENTS 6.19%                                                               300
                                   (Cost $300)

                                TOTAL INVESTMENTS 66.88%                                                                      3,239
                                   (Cost $3,239)

                                CASH AND OTHER ASSETS IN
                                   EXCESS OF LIABILITIES 33.12%                                                               1,604
                                ----------------------------------------------------------------------------------------------------
                                NET ASSETS 100.00%                                                                        $   4,843
                                ----------------------------------------------------------------------------------------------------













                     SEE NOTES TO THE FINANCIAL STATEMENTS.
50

HORACE MANN MUTUAL FUNDS                                2003 FUNDS ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2003

                                                                                              SOCIALLY         SMALL CAP
                                          EQUITY           BALANCED           INCOME        RESPONSIBLE          GROWTH
                                           FUND              FUND              FUND             FUND              FUND
--------------------------------------------------------------------------------------------------------------------------
ASSETS
Cash                                  $       1,158     $        --       $     298,715    $         988     $   1,042,201
Investments at market value*            534,042,549       270,629,675       143,968,225       74,443,104        56,797,030
Foreign currency at value*                     --                --               2,628             --                --
Forward currency contracts                     --                --             315,976             --                --
Dividends and interest
   receivable                               711,925              --           1,259,521          132,692             9,376
Receivable-foreign taxes                       --                --               1,670             --                  36
Receivable-fund shares sold                  69,758            30,417            12,715           26,495            39,114
Receivable-investments sold                    --                --           9,530,279             --                --
--------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                            534,825,390       270,660,092       155,389,729       74,603,279        57,887,757
--------------------------------------------------------------------------------------------------------------------------

LIABILITIES
Forward currency contracts                     --                --           1,196,153             --                --
Payable-fund shares redeemed                761,917           354,875            26,223          109,721            95,038
Payable-investments purchased             2,118,685              --          28,899,950          434,672           505,989
Payable-foreign taxes                         2,327              --                --               --                  28
Payable-advisory and related
   fees                                     348,434              --              84,091           66,187            73,672
Accrued expenses                             83,355            43,817            35,501           27,861            19,901
--------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                         3,314,718           398,692        30,241,918          638,441           694,628
--------------------------------------------------------------------------------------------------------------------------
NET ASSETS                            $ 531,510,672     $ 270,261,400     $ 125,147,811    $  73,964,838     $  57,193,129
==========================================================================================================================

NET ASSETS CONSIST OF:
Par Value of Common Shares               27,070,264         1,588,058         1,020,695             --                --
Paid in Surplus                         580,859,071       284,757,633       120,005,832       70,399,298        74,456,757
Accumulated undistributed
   net investment income (loss)             196,511            51,915           880,190           26,306              --
Accumulated undistributed
   net realized gain (loss)
   from investments and
   foreign currency transactions       (118,009,113)      (12,909,036)            2,563       (5,472,082)      (26,294,271)
Net unrealized appreciation
   (depreciation) on investments
   and translation of assets and
   liabilities in foreign currency       41,393,939        (3,227,170)        3,238,531        9,011,316         9,030,643
--------------------------------------------------------------------------------------------------------------------------
NET ASSETS                            $ 531,510,672     $ 270,261,400     $ 125,147,811    $  73,964,838     $  57,193,129
==========================================================================================================================

Number of shares outstanding:
   (Authorized 50,000,000
   shares each)                          27,070,264        15,880,579        10,206,957        5,362,339         4,844,235
Par Value                             $        1.00     $        0.10     $        0.10    $        0.10              --
==========================================================================================================================


NET ASSET VALUE
   PER SHARE                          $       19.63     $       17.02     $       12.26    $       13.79     $       11.81
==========================================================================================================================

* Cost of Securities:
     Investments                      $ 492,648,610     $ 273,856,845     $ 139,875,544    $  65,431,788     $  47,766,387
     Foreign Currency                          --                --       $       2,584             --                --

                                        INTERNATIONAL     SHORT-TERM
                                           EQUITY         INVESTMENT
                                            FUND             FUND
----------------------------------------------------------------------
ASSETS
Cash                                  $          40     $      76,269
Investments at market value*             36,415,596         3,239,311
Foreign currency at value*                  234,343              --
Forward currency contracts                     --                --
Dividends and interest
   receivable                                50,165             6,042
Receivable-foreign taxes                     30,693               301
Receivable-fund shares sold                  21,308         1,528,015
Receivable-investments sold                     511              --
---------------------------------------------------------------------
TOTAL ASSETS                             36,752,656         4,849,938
---------------------------------------------------------------------

LIABILITIES
Forward currency contracts                     --                --
Payable-fund shares redeemed                833,739             4,859
Payable-investments purchased               114,249              --
Payable-foreign taxes                          --                --
Payable-advisory and related
   fees                                      36,538              --
Accrued expenses                             26,747             2,435
---------------------------------------------------------------------
TOTAL LIABILITIES                         1,011,273             7,294
---------------------------------------------------------------------
NET ASSETS                            $  35,741,383     $   4,842,644
=====================================================================


NET ASSETS CONSIST OF:
Par Value of Common Shares                     --              47,951
Paid in Surplus                          46,304,431         4,793,108
Accumulated undistributed
   net investment income (loss)            (102,028)            1,032
Accumulated undistributed
   net realized gain (loss)
   from investments and
   foreign currency transactions        (15,705,818)                1
Net unrealized appreciation
   (depreciation) on investments
   and translation of assets and
   liabilities in foreign currency        5,244,798               552

---------------------------------------------------------------------
NET ASSETS                            $  35,741,383     $   4,842,644
=====================================================================


Number of shares outstanding:
   (Authorized 50,000,000
   shares each)                           3,277,139           479,510
Par Value                                      --       $        0.10
=====================================================================



NET ASSET VALUE
   PER SHARE                          $       10.91     $       10.10
=====================================================================


* Cost of Securities:
     Investments                      $  31,179,298     $   3,238,759
     Foreign Currency                 $     231,515              --

                     SEE NOTES TO THE FINANCIAL STATEMENTS.

HORACE MANN MUTUAL FUNDS                                2003 FUNDS ANNUAL REPORT

STATEMENTS OF OPERATIONS

DECEMBER 31, 2003

                                                                                              SOCIALLY         SMALL CAP
                                         EQUITY           BALANCED           INCOME         RESPONSIBLE          GROWTH
                                          FUND              FUND              FUND              FUND              FUND
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends                            $   9,631,018     $   5,451,588     $       5,906     $   1,529,177     $      53,591
Interest                                    40,196                --         6,080,484             9,244             7,971
Other Income                                   278                --            31,085                43               278
--------------------------------------------------------------------------------------------------------------------------
                                         9,671,492         5,451,588         6,117,475         1,538,464            61,840
Foreign taxes withheld                     (12,902)               --           (15,760)               --              (232)
--------------------------------------------------------------------------------------------------------------------------
Total investment income                  9,658,590         5,451,588         6,101,715         1,538,464            61,608

EXPENSES:
Advisory fees                            1,902,446                --           475,811           446,684           504,618
Administrative and
   support fees                          1,901,631                --           475,879           255,244           175,517
Professional fees                          124,591            66,390            47,666            29,531            23,179
Fund pricing fees                           76,586             3,996            28,538            10,560            23,760
Custodian fees                             155,494             8,005            57,941            21,440            48,241
Transfer agent fees                         25,490                24                24                24                24
Shareholder reports                         32,682             5,449               759             4,358             4,358
Trustees' fees and expenses                 42,622            21,999             9,672             4,680             3,125
Insurance                                   46,601            24,879            11,945             5,871             3,996
Other Fees                                   3,268               503               193                93                62
--------------------------------------------------------------------------------------------------------------------------
Total expenses                           4,311,411           131,245         1,108,428           778,485           786,880
--------------------------------------------------------------------------------------------------------------------------

Less advisory and related
   fees waived                            (165,169)               --           (54,652)         (123,885)          (57,860)
Less expenses paid by
   Horace Mann Investors, Inc.                  --                --                --                --                --
Less earnings credits on
   cash balances                              (101)             (420)           (8,962)              (21)           (2,701)
Less expenses paid
   by commission credits                  (215,996)               --                --                --                --
--------------------------------------------------------------------------------------------------------------------------
Net expenses                             3,930,145           130,825         1,044,814           654,579           726,319
--------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT
   INCOME (LOSS)                         5,728,445         5,320,763         5,056,901           883,885          (664,711)
--------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED
   GAIN (LOSS):
Realized gain (loss) from:
Investments                             (6,199,928)       (4,155,136)        6,748,140        (2,111,058)        7,157,106
Foreign currency transactions                   64                --        (1,140,922)               --                --
Affiliated mutual fund
   capital gain distributions                   --         4,771,145                --                --                --
--------------------------------------------------------------------------------------------------------------------------

Net realized gain (loss) on
   investments and foreign
   currency transactions                (6,199,864)          616,009         5,607,218        (2,111,058)        7,157,106
Change in unrealized appreciation
   (depreciation) on:
Investments                            119,251,450        38,975,846        (1,800,399)       17,681,431        14,170,658
Translation of assets and
   liabilities in foreign
   currencies                                   --                --          (550,970)               --                --
NET REALIZED AND UNREALIZED
   GAIN (LOSS) FROM INVESTMENTS
   AND FOREIGN CURRENCY
   TRANSACTIONS                        113,051,586        39,591,855         3,255,849        15,570,373        21,327,764
--------------------------------------------------------------------------------------------------------------------------

NET INCREASE
   IN NET ASSETS
   FROM OPERATIONS                   $ 118,780,031     $  44,912,618     $   8,312,750     $  16,454,258     $  20,663,053
==========================================================================================================================

                                     INTERNATIONAL       SHORT-TERM
                                         EQUITY          INVESTMENT
                                          FUND              FUND
--------------------------------------------------------------------
INVESTMENT INCOME:
Dividends                            $     670,511     $          --
Interest                                     2,573            46,646
Other Income                                    --                11
--------------------------------------------------------------------
                                           673,084            46,657
Foreign taxes withheld                     (82,071)               --
--------------------------------------------------------------------
Total investment income                    591,013            46,657

EXPENSES:
Advisory fees                              246,995             4,704
Administrative and
   support fees                            116,247            14,989
Professional fees                           21,794            13,750
Fund pricing fees                           14,114             1,940
Custodian fees                              28,270             3,938
Transfer agent fees                             24                24
Shareholder reports                          2,723                --
Trustees' fees and expenses                  2,185               391
Insurance                                    2,744               353
Other Fees                                      44                 8
--------------------------------------------------------------------
Total expenses                             435,140            40,097
--------------------------------------------------------------------

Less advisory and related
   fees waived                             (13,909)          (14,989)
Less expenses paid by
   Horace Mann Investors, Inc.                  --           (18,807)
Less earnings credits on
   cash balances                              (375)           (3,634)
Less expenses paid
   by commission credits                        --                --
--------------------------------------------------------------------
Net expenses                               420,856             2,667
--------------------------------------------------------------------

NET INVESTMENT
   INCOME (LOSS)                           170,157            43,990
--------------------------------------------------------------------

REALIZED AND UNREALIZED
   GAIN (LOSS):
Realized gain (loss) from:
Investments                                680,515                91
Foreign currency transactions                2,587                --
Affiliated mutual fund
   capital gain distributions                   --                --
--------------------------------------------------------------------

Net realized gain (loss) on
   investments and foreign
   currency transactions                   683,102                91
Change in unrealized appreciation
   (depreciation) on:
Investments                              7,908,559            (5,484)
Translation of assets and
   liabilities in foreign
   currencies                                3,265                --
NET REALIZED AND UNREALIZED
   GAIN (LOSS) FROM INVESTMENTS
   AND FOREIGN CURRENCY
   TRANSACTIONS                          8,594,926            (5,393)
--------------------------------------------------------------------

NET INCREASE
   IN NET ASSETS
   FROM OPERATIONS                   $   8,765,083     $      38,597
====================================================================

                     SEE NOTES TO THE FINANCIAL STATEMENTS.
52

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

HORACE MANN MUTUAL FUNDS                                2003 FUNDS ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS
DECEMBER 31, 2003

                                                EQUITY FUND                   BALANCED FUND                     INCOME FUND
                                           2003            2002            2003            2002            2003            2002
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS:
Net investment income (loss)          $   5,728,445   $   6,113,476   $   5,320,763   $   7,378,701   $   5,056,901   $   6,597,395
Affiliated mutual fund capital
   gain distributions                            --              --       4,771,145       1,558,592              --              --
Net realized short-term gain (loss)
   on investments and foreign
   currency transactions                  6,376,545     (18,354,553)             --          39,602         125,082         780,265
Net realized long-term gain (loss)
   on investments and foreign
   currency transactions                (12,576,409)    (31,143,946)     (4,155,136)     (4,006,142)      5,482,136       1,736,219
Net unrealized appreciation
   (depreciation) on investments and
   translation of assets and
   liabilities in foreign currency      119,251,450     (68,967,953)     38,975,846     (28,992,809)     (2,351,369)      1,450,288
-----------------------------------------------------------------------------------------------------------------------------------

CHANGE IN NET ASSETS
   FROM OPERATIONS                      118,780,031    (112,352,976)     44,912,618     (24,022,056)      8,312,750      10,564,167
-----------------------------------------------------------------------------------------------------------------------------------

FROM DISTRIBUTION
   TO SHAREHOLDERS:
Net investment income                    (5,823,130)     (6,003,633)     (5,265,159)     (7,401,265)     (3,078,159)     (6,681,714)
Tax return of capital                            --              --              --         (22,784)             --              --
Net realized short-term gain (loss)
   from investments and foreign
   currency transactions                         --              --              --              --              --              --
Net realized long-term gain (loss)
   from investments and foreign
   currency transactions                         --              --              --              --      (7,003,640)     (1,867,474)
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL DISTRIBUTIONS TO SHAREHOLDERS      (5,823,130)     (6,003,633)     (5,265,159)     (7,424,049)    (10,081,799)     (8,549,188)
===================================================================================================================================

FROM FUND SHARE
   TRANSACTIONS:
Proceeds from shares sold                24,909,770      43,275,800      16,610,931      18,689,543      21,827,189      17,558,411
Net asset value of shares issued
   in reinvestment of dividends and
   capital gain distributions             5,782,070       5,963,066       5,265,159       7,424,049       5,124,224       6,923,202
-----------------------------------------------------------------------------------------------------------------------------------
                                         30,691,840      49,238,866      21,876,090      26,113,592      26,951,413      24,481,613
Cost of shares redeemed                 (61,697,185)    (81,338,785)    (31,824,332)    (46,280,840)    (14,970,027)    (37,605,939)
-----------------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
   FROM FUND SHARE TRANSACTIONS         (31,005,345)    (32,099,919)     (9,948,242)    (20,167,248)     11,981,386     (13,124,326)
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL INCREASE (DECREASE)
   IN NET ASSETS                         81,951,556    (150,456,528)     29,699,217     (51,613,353)     10,212,337     (11,109,347)
NET ASSETS:
BEGINNING OF PERIOD                     449,559,116     600,015,644     240,562,183     292,175,536     114,935,474     126,044,821
-----------------------------------------------------------------------------------------------------------------------------------
END OF PERIOD                         $ 531,510,672   $ 449,559,116   $ 270,261,400   $ 240,562,183   $ 125,147,811   $ 114,935,474
===================================================================================================================================
Undistributed net investment
   income (loss)                      $     196,511   $     289,946   $      51,915   $      (3,689)  $     880,190   $     339,611
-----------------------------------------------------------------------------------------------------------------------------------

                SEE NOTES TO THE FINANCIAL STATEMENTS.

HORACE MANN MUTUAL FUNDS                                2003 FUNDS ANNUAL REPORT

           SOCIALLY                       SMALL CAP                     INTERNATIONAL                    SHORT-TERM
       RESPONSIBLE FUND                  GROWTH FUND                     EQUITY FUND                   INVESTMENT FUND
     2003            2002            2003            2002            2003            2002            2003            2002
-----------------------------------------------------------------------------------------------------------------------------



$     883,885   $     893,609   $    (664,711)  $    (695,505)  $     170,157   $     (24,917)  $      43,990   $      65,709

           --              --              --              --              --              --              --              --



      422,335      (1,611,050)      6,884,106     (10,299,249)        563,793      (4,501,684)             91             479



   (2,533,393)     (1,414,100)        273,000         (33,212)        119,309      (2,473,573)             --              --



   17,681,431      (7,696,996)     14,170,658     (11,606,108)      7,911,824         (25,273)         (5,484)         (5,296)
-----------------------------------------------------------------------------------------------------------------------------

   16,454,258      (9,828,537)     20,663,053     (22,634,074)      8,765,083      (7,025,447)         38,597          60,892
-----------------------------------------------------------------------------------------------------------------------------




     (901,526)       (871,231)             --              --        (274,777)        (11,608)        (43,891)        (66,263)
           --              --              --              --              --             (99)             --              --

           --              --              --              --              --              --              --              --


           --              --              --              --              --              --             (93)             --
-----------------------------------------------------------------------------------------------------------------------------
     (901,526)       (871,231)             --              --        (274,777)        (11,707)        (43,984)        (66,263)
=============================================================================================================================




    8,095,089      10,055,764       9,018,510       8,987,162      28,817,803       7,195,568      50,672,336       5,964,362


      901,526         871,231              --              --         274,777          11,707          43,984          66,263
-----------------------------------------------------------------------------------------------------------------------------
    8,996,615      10,926,995       9,018,510       8,987,162      29,092,580       7,207,275      50,716,320       6,030,625
   (9,544,207)    (12,911,160)     (7,256,586)    (10,021,837)    (28,127,633)     (7,428,093)    (50,051,619)     (4,637,845)
-----------------------------------------------------------------------------------------------------------------------------



     (547,592)     (1,984,165)      1,761,924      (1,034,675)        964,947        (220,818)        664,701       1,392,780
-----------------------------------------------------------------------------------------------------------------------------


   15,005,140     (12,683,933)     22,424,977     (23,668,749)      9,455,253      (7,257,972)        659,314       1,387,409

   58,959,698      71,643,631      34,768,152      58,436,901      26,286,130      33,544,102       4,183,330       2,795,921
-----------------------------------------------------------------------------------------------------------------------------
$  73,964,838   $  58,959,698   $  57,193,129   $  34,768,152   $  35,741,383   $  26,286,130   $   4,842,644   $   4,183,330
=============================================================================================================================

$      26,306   $      43,947   $          --   $          --   $    (102,028)  $           4   $       1,032   $         933
-----------------------------------------------------------------------------------------------------------------------------

HORACE MANN MUTUAL FUNDS                                2003 FUNDS ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

DECEMBER 31, 2003


1. BUSINESS ORGANIZATION -- The Horace Mann Mutual Funds (the "Trust") is an open-end, diversified management investment company registered under the Investment Company Act of 1940, which offers units of beneficial ownership (shares) in seven separate investment portfolios: Equity Fund, Balanced Fund, Income Fund, Socially Responsible Fund, Small Cap Growth Fund, International Equity Fund and Short-Term Investment Fund. These funds collectively are referred to as the "Funds." Shares are presently offered to Horace Mann Life Insurance Company (HMLIC) Separate Account and the HMLIC 401(k) Separate Account. The Equity Fund shares also may be purchased under the dividend reinvestment plans by certain shareholders.

        FUND INVESTMENT OBJECTIVES:
        A. EQUITY FUND -- primary, long-term capital growth; secondary, conservation of principal and production of income.

        B. BALANCED FUND -- realization of high long-term total rate of return consistent with prudent investment risks.

        C. INCOME FUND -- long-term total rate of return in excess of the U.S. bond market over a full market cycle.

        D. SOCIALLY RESPONSIBLE FUND -- long-term growth of capital, current income and growth of income through investing primarily in equity securities of issuers that meet certain socially responsible criteria.

        E. SMALL CAP GROWTH FUND -- long-term capital appreciation through investing primarily in equity securities of small cap companies with earnings growth potential.

        F. INTERNATIONAL EQUITY FUND -- long-term growth of capital through diversified holdings of marketable foreign equity investments.

        G. SHORT-TERM INVESTMENT FUND -- primary, realize maximum current income to the extent consistent with liquidity; secondary, preservation of principal.

2. SIGNIFICANT ACCOUNTING POLICIES:

        A. SECURITY VALUATION -- A security listed or traded on U.S. or foreign stock exchanges is valued at its last sales price on the exchange where it is principally traded. In the absence of a current quotation, the security is valued at the mean between the last bid and asked prices on that exchange. Securities quoted on the National Association of Securities Dealers Automatic Quotation (NASDAQ) System are valued at the NASDAQ official closing price. Securities traded over-the-counter (other than on NASDAQ) are valued at the last current sale price. Debt securities that have a remaining maturity of 60 days or less are valued at cost, plus or minus any unamortized premium or discount. Foreign securities are converted to United States dollars using exchange rates at the close of the New York Stock Exchange. Securities not valued at cost or by the Board of Trustees or its delegate are valued using a quotation from an independent pricing service. In the event market quotations are not readily available, securities would be valued at fair value as determined in good faith by the Board of Trustees or its delegate. Investments in funds within the Balanced Fund are valued at their net asset value as reported by the underlying funds.

        B. SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as they become available. Interest income including level yield, premium and discount amortization is accrued daily. Securities gains and losses are determined on the basis of identified cost.

HORACE MANN MUTUAL FUNDS                                2003 FUNDS ANNUAL REPORT

DECEMBER 31, 2003



            The Income Fund may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Although the Income Fund would generally purchase securities on a when-issued, delayed-delivery or forward commitment basis with the intention of acquiring the securities, the Income Fund may dispose of such securities prior to settlement if its subadviser deems it appropriate to do so. The Income Fund may dispose of or negotiate a when-issued or forward commitment after entering into these transactions. Such transactions are generally considered to be derivative transactions. The Income Fund will normally realize a capital gain or loss in connection with these transactions. When the Income Fund purchases securities on a when-issued, delayed-delivery or forward commitment basis, the Income Fund's subadvisers will maintain in a segregated account cash or liquid securities having a value (determined daily) at least equal to the amount of the Income Fund's purchase commitments. In the case of a forward commitment to sell portfolio securities, the subadvisers will hold the portfolio securities themselves in a segregated account while the commitment is outstanding. These procedures are designed to ensure that the Income Fund will maintain sufficient assets at all times to cover its obligations under when-issued purchases, forward commitments and delayed-delivery transactions.

        C. FEDERAL INCOME TAXES -- It is the Funds' policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all taxable income to their shareholders. No provision has been made for federal income or excise taxes. Dividends and distributions payable to shareholders are recorded by the Funds on the record date. Net investment income for federal income tax purposes includes paydown gains and losses on mortgage backed securities and gains and losses realized on foreign currency transactions. These gains and losses are classified as net realized gains and losses for financial reporting purposes.

            The Equity Fund, Balanced Fund, Small Cap Growth Fund, International Equity Fund and Socially Responsible Fund intend to utilize provisions of the federal income tax laws which allow them to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At December 31, 2003, the Equity Fund and Balanced Fund had an accumulated capital loss carry forward for tax purposes of $61,825,975 and $6,771,084, respectively, which will expire on December 31, 2008. At December 31, 2003, the Small Cap Growth Fund and International Equity Fund had an accumulated capital loss carry forward for tax purposes of $15,764,336 and $8,383,580, respectively, which will expire on December 31, 2009. At December 31, 2003, the Equity Fund, Small Cap Growth Fund, International Equity Fund and Socially Responsible Fund had an accumulated capital loss carry forward for tax purposes of $42,546,430, $9,619,277, $7,076,246 and $3,022,103, respectively, which will expire on December 31, 2010. At December 31, 2003 the Equity Fund and Socially Responsible Fund had an accumulated capital loss carry forward for tax purposes of $5,637,907 and $2,218,433, respectively, which will expire on December 31, 2011.

            Net investment income and net realized gains or losses differ for financial reporting and tax purposes as a result of losses from wash sales, the mark to market of foreign currency contracts, the receipt of long-term capital gain dividends from Regulated Investment Companies and the utilization of capital loss carry forwards.

        D. DIVIDENDS AND DISTRIBUTIONS -- Dividends and distributions from net investment income and net realized gains are paid out annually and are recorded on the ex-dividend date.

            Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

HORACE MANN MUTUAL FUNDS                                2003 FUNDS ANNUAL REPORT

DECEMBER 31, 2003


            Due to inherent differences in the recognition of income, expenses and realized gains/losses under accounting principles generally accepted in the United States of America and federal income tax purposes, permanent differences arise between book and tax basis reporting for the year ending December 31, 2003.

            For tax purposes, the Income Fund had a reclassification for mortgage-backed security paydowns from accumulated undistributed net investment income to accumulated net gain in the amount of $297,242. The Equity Fund, Income Fund and International Equity Fund had a reclassification for foreign currency transactions from accumulated net gain to accumulated undistributed net investment income in the amount of $64, $1,140,922 and $2,587, respectively. The Small Cap Growth Fund generated a net operating loss that has been reclassified from accumulated undistributed net investment loss to paid in capital in the amount of $664,712. The Equity Fund paid an excise tax in the amount of $1,416 that has been reclassified from accumulated undistributed net investment income to paid in capital. The Equity Fund had a reclassification for capital gain dividends received from Real Estate Investment Trusts from accumulated undistributed net investment income to accumulated net gain in the amount of $230.

            The tax character of distributions paid during the year ended December 31, 2003 was as follows:

                                                 ORDINARY            LONG-TERM
                                                  INCOME            CAPITAL GAIN
               -----------------------------------------------------------------
               Equity Fund                       $  5,823,130       $         --
               Balanced Fund                        5,265,159                 --
               Income Fund                          4,357,377          5,724,422
               Socially Responsible Fund              901,526                 --
               Small Cap Growth Fund                       --                 --
               International Equity Fund              274,777                 --
               Short-Term Investment Fund              43,984                 --

            The tax character of undistributed net investment income and realized gains at December 31, 2003 was as follows:

                                                 ORDINARY            LONG-TERM
                                                  INCOME            CAPITAL GAIN
               -----------------------------------------------------------------
               Equity Fund                       $    196,511       $         --
               Balanced Fund                           55,604                 --
               Income Fund                                 --             59,994
               Socially Responsible Fund               32,287                 --
               Small Cap Growth Fund                       --                 --
               International Equity Fund              165,813                 --
               Short-Term Investment Fund               1,031                 --

        E. USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

HORACE MANN MUTUAL FUNDS                                2003 FUNDS ANNUAL REPORT

DECEMBER 31, 2003


3. OPERATING POLICIES:

        A. REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by State Street Bank and Trust Company and are designated as being held on each Fund's behalf by its custodian under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. Each Fund will only enter into repurchase agreements with banks and other financial institutions which are deemed by the investment adviser to be creditworthy.

        B. ASSET BACKED SECURITIES -- These securities are secured by installment loans or leases or by revolving lines of credit. They often include credit enhancements that help limit investors' exposure to the underlying credit. These securities are valued on the basis of the timing and certainty of the cash flows compared to investments with similar durations.

        C.  COLLATERALIZED MORTGAGE OBLIGATIONS -- Planned Amortization Class
            (PAC) -- These securities have a predetermined schedule for principal repayment coupled with an enhanced degree of cash-flow certainty. A PAC security is a specific class of mortgages which usually carry the most stable cash flows and the lowest amount of prepayment risk. These securities are valued on the basis of the timing and certainty of the cash flows compared to investments with similar durations.

        D. AMERICAN DEPOSITORY RECEIPTS (ADR) -- A certificate issued by an American bank to evidence ownership of original foreign shares. The certificate is transferable and can be traded. The original foreign stock certificate is deposited with a foreign branch or correspondent bank of the issuing American bank.

        E. COMMISSION CREDITS -- Bernstein Investment Research and Management Unit of Alliance Capital Management, L.P., Mellon Equity Associates, LLP and Wellington Management Company, LLP, subadvisers for the Equity Fund, seek the best price and execution on each transaction and negotiate commission rates solely on the execution requirements of each trade. Occasionally, they place, under a directed brokerage arrangement, common stock trades with a broker/dealer who credits to the Fund part of the commissions paid.

        F. EARNINGS CREDITS ON CASH BALANCES -- During the year ended December 31, 2003, the Funds' custody fees were reduced as a result of credits earned on overnight cash balances.

        G. FOREIGN CURRENCY TRANSACTIONS -- The books and records of the Funds are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis:

            o market value of investment securities, other assets and other liabilities at the daily rates of exchange and

            o purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions.

            Net realized and unrealized gain (loss) from foreign currency related transactions includes gains and losses between trade and settlement dates on securities transactions, gains and losses arising from the sales of foreign currency and gains and losses between the ex-dividend and payment dates on dividends, interest and foreign withholding taxes. The effect of changes in foreign exchange rates on realized and unrealized gains or losses is reflected as a component of such gains or losses.

        H. FORWARD CURRENCY CONTRACTS -- The Funds may enter into forward currency contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings and to lock in the U.S. dollar cost of assets and liabilities denominated in foreign currencies. A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the differences between the U.S. dollar cost of the original

HORACE MANN MUTUAL FUNDS                                2003 FUNDS ANNUAL REPORT

DECEMBER 31, 2003


            contract and the value of the foreign currency in U.S. dollars upon closing of such contract is included in net realized gain or loss from foreign currency transactions.

            At December 31, 2003 the Income Fund had the following open forward currency contracts:

                                                                                        CURRENT            UNREALIZED
              FOREIGN          LOCAL                DATE              EXPIRATION         VALUE            APPRECIATION
              CURRENCY         DOLLAR              ENTERED               DATE          U.S. DOLLAR        (DEPRECIATION)
              ---------------------------------------------------------------------------------------------------------
              INCOME FUND

              LONG CONTRACTS:
              Canadian Dollar
                               278,411             10/24/03            01/12/04        $    215,312        $      3,028

              Euro Currency
                               546,099             10/29/03            01/08/04             687,905              51,700
                             2,017,331             11/03/03            02/10/04           2,538,859             208,842
                               109,800             11/24/03            01/08/04             138,312               9,297
                             2,207,934             12/19/03            02/10/04           2,778,738              43,109
                                                                                                            -----------
                                                                                                            $   315,976
                                                                                                            ===========
              SHORT CONTRACTS:
              Canadian Dollar
                               660,239             10/06/03            01/12/04        $    510,604         $   (20,084)
                               131,840             10/27/03            01/12/04             101,960              (1,701)
                               368,996             10/27/03            01/12/04             285,368              (4,762)
                                79,161             11/18/03            01/12/04              61,220                (374)

              Euro Currency
                             1,920,400             10/06/03            01/08/04           2,419,073            (191,409)
                             1,403,625             11/03/03            02/10/04           1,766,496            (145,982)
                             1,048,245             11/03/03            02/10/04           1,319,241            (107,973)
                             1,659,309             11/03/03            02/10/04           2,088,280            (171,778)
                             2,282,523             11/03/03            02/10/04           2,872,609            (236,295)
                               923,872             11/20/03            01/08/04           1,163,776             (63,906)
                               954,416             11/20/03            01/08/04           1,202,251             (66,018)
                               671,513             11/20/03            01/08/04             845,886             (46,785)

              Swedish Krona
                             5,925,350             10/20/03            01/07/04             823,498             (56,364)
                             7,121,973             11/03/03            02/10/04             988,160             (82,722)
                                                                                                            -----------
                                                                                                            $(1,196,153)
                                                                                                            ===========

4. FUND SHARE TRANSACTIONS -- The Trust is an open-end, diversified management investment company registered under the Investment Company Act of 1940. Shares are presently offered to HMLIC Separate Account and the HMLIC 401(k) Separate Account. The Equity Fund shares also may be purchased under the dividend reinvestment plan by certain shareholders.

HORACE MANN MUTUAL FUNDS                                2003 FUNDS ANNUAL REPORT

DECEMBER 31, 2003


Transactions in shares for the years ended December 31, 2003 and December 31, 2002:

                                                               SHARES ISSUED
                                                              TO SHAREHOLDERS
                                                              IN REINVESTMENT
                                                                OF DIVIDENDS                         NET INCREASE
                                           SHARES SOLD       AND DISTRIBUTIONS    SHARES REDEEMED     (DECREASE)
     ------------------------------------------------------------------------------------------------------------
     EQUITY FUND
     12/31/2003                              1,505,749             298,815           (3,618,918)       (1,814,354)
     12/31/2002                              2,610,976             379,571           (4,764,696)       (1,774,149)

     BALANCED FUND
     12/31/2003                              1,062,600             311,732           (2,057,988)         (683,656)
     12/31/2002                              1,202,988             509,543           (3,034,176)       (1,321,645)

     INCOME FUND
     12/31/2003                              1,708,707             416,943           (1,166,288)           959,362
     12/31/2002                              1,390,498             560,583           (2,953,054)       (1,001,973)

     SOCIALLY RESPONSIBLE FUND
     12/31/2003                                681,740              66,337             (809,014)          (60,937)
     12/31/2002                                845,521              79,275           (1,121,287)         (196,491)

     SMALL CAP GROWTH FUND
     12/31/2003                                960,054                  --             (796,365)           163,689
     12/31/2002                                987,784                  --           (1,117,369)         (129,585)

     INTERNATIONAL EQUITY FUND
     12/31/2003                              2,955,907              25,752           (2,870,370)           111,289
     12/31/2002                                759,983               1,409             (784,925)          (23,533)

     SHORT-TERM INVESTMENT FUND
     12/31/2003                              4,984,459               4,355           (4,924,038)            64,776
     12/31/2002                                586,244               6,574             (455,482)           137,336

5. MANAGEMENT AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES:

        A. Horace Mann Educators Corporation (HMEC) is the parent company of Horace Mann Investors, Inc. (Investors) and Horace Mann Service Corporation (HMSC) and indirectly owns HMLIC. Collectively, these companies are referred to as Horace Mann.

            The Trust employs Wilshire Associates Incorporated (the "Adviser") to manage the investment and reinvestment of the assets of the Funds and to continuously review, supervise and administer the Fund's investment programs. The Adviser has entered into agreements with the following subadvisers: Equity Fund -- Bernstein Investment Research and Management Unit of Alliance Capital Management, L.P., Mellon Equity Associates, LLP and Wellington Management Company, LLP; Income Fund -- Western Asset Management Company, Western Asset Management Limited and BlackRock Financial Management, Inc; Socially Responsible Fund -- Bernstein Investment Research and Management Unit of Alliance Capital Management, L.P.; Small Cap Growth Fund -- BlackRock Financial Management, Inc., Mazama Capital Management and Lee Munder Investments Ltd.; International Equity Fund -- Oechsle International Advisors, LLC; Short-Term Investment Fund -- Western Asset Management Company.

HORACE MANN MUTUAL FUNDS                                2003 FUNDS ANNUAL REPORT

DECEMBER 31, 2003


            Each subadviser's fees are paid by the Adviser out of the advisory fees that it receives from each of the Funds. Fees paid to a subadviser of a Fund with multiple subadvisers depends upon the fee rate negotiated with the Adviser and upon the percentage of the Fund's assets allocated to that subadviser by the Adviser, which may vary from time to time. Thus, the basis for fees paid to any such subadviser is not constant, and the relative amounts of fees paid to the various subadvisers of a Fund will fluctuate. These internal fluctuations, however, will not affect the total advisory fees paid by a Fund, which will remain fixed on the terms described below. The Adviser may, however, determine in its discretion to waive a portion of its fee if internal fluctuations in the fee to be paid to the subadvisers results in excess profit to the Adviser. Because the Adviser will pay each subadviser's fees out of its own fees from the Funds, there will not be any "duplication" of advisory fees paid by the Funds.

            For the year ended December 31, 2003, services provided and expenses assumed pursuant to the Investment Advisory Agreement, the Adviser received a fee based on each Fund's average daily net assets, computed daily and payable monthly, at the following annual rates. For the same period, the Adviser waived fees in the amounts listed below.

                                                                      FEES
                 FUND                                RATE            WAIVED
                 ----                                ----            ------
                 Equity Fund                         0.400%         $165,169
                 Balanced Fund*                      0.400                --
                 Income Fund                         0.400            54,652
                 Socially Responsible Fund           0.700           123,885
                 Small Cap Growth Fund               1.150            57,860
                 International Equity Fund           0.850            13,909
                 Short-Term Investment Fund          0.125                --

            * Balanced Fund operates under a "fund of funds" structure, primarily investing in shares of the Equity Fund and the Income Fund. Under the "fund of funds" arrangement, the Adviser receives directly from the Balanced Fund a fee of 0.400% of the average daily net assets of the Balanced Fund that are not invested in another Fund.

        B. Pursuant to an Administration Agreement with the Funds, Investors provides for the management of the business affairs of each Fund, including, but not limited to, office space, clerical services, bookkeeping and other similar services. The Balanced Fund is not charged and Investors does not receive an administration fee due to the "fund of funds" structure. For the year ended December 31, 2003, Investors received a fee, accrued daily and paid monthly, based upon the combined assets for the Funds as follows:

                 NET ASSETS                            RATE
                 ----------                            ----
                 On initial $1 billion                0.250%
                 Over $1 billion                      0.200%

        C. Pursuant to a Support Services Agreement, HMLIC provides certain services to the Funds necessary to coordinate the Funds' activities with those of the Separate Account of HMLIC. The Balanced Fund is not charged and HMLIC does not receive a support fee due to the "fund of funds" structure. For the year ended December 31, 2003, HMLIC received a fee, accrued daily and paid monthly, based upon the combined assets for the Funds as follows:

                 NET ASSETS                               RATE
                 ----------                               ----
                 On initial $1 billion                   0.150%
                 Over $1 billion                         0.100%

HORACE MANN MUTUAL FUNDS                                2003 FUNDS ANNUAL REPORT


NOTES TO THE FINANCIAL STATEMENTS (CONCLUDED)

DECEMBER 31, 2003


        D. Transfer and dividend disbursing agent services are provided by HMSC on a per account basis. The transfer agent fees for the year ended December 31, 2003 were $25,490 for the Equity Fund, and $24 each for the Balanced, Income, Socially Responsible, Small Cap Growth, International Equity and Short-Term Investment Funds.

        E. The Trust pays each independent trustee a $3,000 annual retainer, $1,000 per board meeting attended, $2,000 committee retainer and $2,000 committee chairperson retainer. For the year ended December 31, 2003, the fees, excluding travel expenses, for independent trustees totaled $52,500. The Trust does not compensate officers or trustees who are officers, directors, employees or holders of 5% or more of the outstanding voting securities of HMEC.

        F. Affiliated Broker -- For the year ended December 31, 2003, brokerage commissions paid on investment transactions in the Equity Fund amounted to $705,316 and in the Socially Responsible Fund, $100,524, of which $119,318 of the Equity Fund and $70,445 of the Socially Responsible Fund were paid to Sanford C. Bernstein Co., an affiliate of the Funds' subadviser.

6. SECURITY TRANSACTIONS -- Security transactions, excluding short-term investments, for the year ended December 31, 2003 were:

                                                              PROCEEDS
       FUND                              PURCHASES           FROM SALES
       ----                              ---------           ----------
       Equity Fund                     $ 202,514,496       $ 231,704,704

       Balanced Fund                      23,216,919          26,715,115

       Income Fund                       561,420,895         547,857,995

       Socially Responsible Fund          22,553,830          23,871,667

       Small Cap Growth Fund              89,251,875          88,195,758

       International Equity Fund          20,662,585          19,397,552

       Short-Term Investment Fund                 --                  --

The following table shows unrealized appreciation (depreciation) on investments, excluding foreign currency, at December 31, 2003.

                                         COST FOR           AGGREGATE GROSS      AGGREGATE GROSS       NET UNREALIZED
                                      FEDERAL INCOME          UNREALIZED            UNREALIZED          APPRECIATION
       FUND                            TAX PURPOSES          APPRECIATION         (DEPRECIATION)       (DEPRECIATION)
       ----                            ------------          ------------         --------------       --------------
       Equity Fund                     $ 500,645,711         $ 81,302,008        $ (47,905,170)         $ 33,396,838

       Balanced Fund                     279,997,560                   --           (9,367,885)          (9,367,885)

       Income Fund                       139,932,962            4,758,751             (723,488)            4,035,263

       Socially Responsible Fund          65,669,318           11,758,486           (2,984,700)            8,773,786

       Small Cap Growth Fund              48,677,011           10,534,499           (2,414,480)            8,120,019

       International Equity Fund          31,693,129            5,625,302             (902,835)            4,722,467

       Short-Term Investment Fund          3,238,759                  658                 (106)                  552

HORACE MANN MUTUAL FUNDS                                2003 FUNDS ANNUAL REPORT


INDEPENDENT AUDITORS' REPORT

THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
      THE HORACE MANN MUTUAL FUNDS:

We have audited the accompanying statements of assets and liabilities, including the statements of investments, of the Horace Mann Mutual Funds (the Funds), consisting of the Equity Fund, Balanced Fund, Income Fund, Socially Responsible Fund, Small Cap Growth Fund, International Equity Fund, and Short-Term Investment Fund as of December 31, 2003, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned at December 31, 2003, by correspondence with the custodian and brokers and by the application of alternative auditing procedures where broker replies were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2003, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.


                                                    /s/ KPMG LLP
                                                    ----------------------
Chicago, Illinois
February 20, 2004

HORACE MANN MUTUAL FUNDS                                2003 FUNDS ANNUAL REPORT

MANAGEMENT OF THE FUNDS

A listing of the Trustees and Officers of the Trust, their ages, their principal occupations for the past five years and their affiliation with other companies affiliated with Horace Mann Life Insurance Company is presented below. The address of each Trustee and Officer is P.O. Box 4657, Springfield, Illinois 62708-4657.

------------------------------------------------------------------------------------------------------------------------------------
NON-INTERESTED TRUSTEES
                                                                                                     NUMBER OF
                                                                                                    PORTFOLIOS
                                             TERM OF                                                  IN FUND         OTHER
                            POSITION(S)   OFFICE(4) AND                                               COMPLEX     DIRECTORSHIPS
                             HELD WITH      LENGTH OF            PRINCIPAL OCCUPATION(S)             OVERSEEN        HELD BY
NAME AND AGE                   FUND        TIME SERVED             DURING PAST 5 YEARS              BY DIRECTOR     DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
A. Thomas Arisman, 57        Trustee        Since 2002     Formerly President, Horace Mann                  7       N/A
                                                           Mutual Funds (2000-2002); formerly
                                                           Senior Vice President, Horace Mann Life
                                                           Insurance Company and Horace Mann
                                                           Service Corporation (1989-2002);
                                                           formerly Director and President,
                                                           Horace Mann Investors, Inc. (1989-2002);
                                                           formerly Trustee, Horace Mann Mutual
                                                           Funds (1997, 1999-2000)

Roger A. Formisano, 55       Trustee        Since 2002     Professor of Executive Education,                7       Integrity
                                                           UW-Madison School of Business;                           Mutual
                                                           Principal, R.A. Formisano & Company,                     Insurance
                                                           LLC; Executive Vice President and                        Company
                                                           Chief Operating Officer, United
                                                           Wisconsin Services, Inc. (1992-1999)

Richard A. Holt, 62(1)       Trustee        Since 1998     Retired; formerly Senior Relationship            7       N/A
                                                           Manager, Scudder Insurance Asset
                                                           Management

Richard D. Lang, 72(2)       Trustee        Since 1997     Retired; formerly Executive Director,            7       N/A
                                                           Vermont National Education Association

Harriet A. Russell, 62       Trustee        Since 1996;    Member, Cincinnati Board of Education;           7       Greater
                                            Trustee of     President, Greater Cincinnati Credit                     Cincinnati
                                            Predecessor    Union; formerly teacher, Walnut                          Credit
                                            Funds from     Hills High School                                        Union Board
                                            1992 to 1996

George J. Zock, 53(3)        Trustee and    Since 1996;    Executive Vice President, Horace Mann            7       Horace Mann
                             Chairman       Trustee of     Life Insurance Company and Horace                        Life Insurance
                                            Predecessor    Mann Service Corporation;                                Company;
                                            Funds from     positions with Horace Mann Educators                     Horace Mann
                                            1995 to 1996   Corporation and its subsidiaries                         Service
                                                                                                                    Corporation;
                                                                                                                    Horace Mann
                                                                                                                    Investors, Inc.

(1) Mr. Holt employs the Bernstein Investment Research and Management Unit of Alliance Capital Management, L.P., subadviser to the Equity Fund and the Socially Responsible Fund, to manage assets that he controls.
(2) Mr. Lang is a shareholder of an affiliate of the administrator of the Trust.
(3) Mr. Zock is an employee and shareholder of an affiliate of the administrator of the Trust and, therefore, is considered an affiliate of the administrator.
(4) Pursuant to the Governance Procedures and Guidelines, each trustee serves until the next shareholder election (and until the election and qualification of a successor), or until death, resignation, removal (as provided in Trust's Declaration of Trust) or retirement which will take effect no later than May 1 following his or her 70th birthday. The Governance Procedures and Guidelines also provides that any independent trustee who was serving as such on January 1, 2002 and who would be required to retire prior to May 1, 2004 will instead retire no later than May 1, 2004.

HORACE MANN MUTUAL FUNDS                                2003 FUNDS ANNUAL REPORT


------------------------------------------------------------------------------------------------------------------------------------
OFFICERS

                                      POSITION(S)       TERM OF OFFICE
                                       HELD WITH          AND LENGTH                     PRINCIPAL OCCUPATION(S)
NAME AND AGE                              FUND          OF TIME SERVED                     DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
Christopher M. Fehr, 34          President             Since 2002      President and Director, Horace Mann Investors, Inc.;
                                                                       and positions with Horace Mann Educators
                                                                       Corporation and its subsidiaries; Compliance Officer
                                                                       for Advance Trading, Inc. (2000-2002); Compliance
                                                                       Analyst for State Farm Insurance Company
                                                                       (1994-2000)

Ann M. Caparros, 51              Secretary and Code    Since 1996      Director, Vice President, General Counsel, Chief
                                 of Ethics Officer                     Compliance Officer and Corporate Secretary,
                                                                       Horace Mann Life Insurance Company and
                                                                       Horace Mann Service Corporation; Secretary,
                                                                       Horace Mann Investors, Inc.; and positions with
                                                                       Horace Mann Educators Corporation and its
                                                                       subsidiaries

Elizabeth E. Arthur, 49          Anti-Money            Since 2002      Officer and Associate General Counsel, Horace
                                 Laundering                            Mann Service Corporation; and positions with
                                 Compliance Officer                    Horace Mann Educators Corporation and its
                                                                       subsidiaries; Associate General Counsel, The
                                                                       Franklin Life Insurance Company (1997-2001)

Linda L. Sacco, 60               Assistant Secretary   Since 1987      Assistant Corporate Secretary, Horace Mann Life
                                                                       Insurance Company, Horace Mann Service
                                                                       Corporation, Horace Mann Investors, Inc.; and
                                                                       positions with Horace Mann Educators
                                                                       Corporation and its subsidiaries

Bret A. Conklin, 40              Controller            Since 2002      Senior Vice President and Controller, Horace Mann
                                                                       Life Insurance Company, Horace Mann Service
                                                                       Corporation, Horace Mann Investors, Inc.; and
                                                                       positions with Horace Mann Educators Corporation
                                                                       and its subsidiaries; Vice President Accounting
                                                                       Services, Kemper Insurance (2000-2002);
                                                                       Vice President and Controller, Horace Mann
                                                                       Educators Corporation and Horace Mann Life
                                                                       Insurance Company (1998-2000)

Angela S. Christian, 41          Treasurer             Since 2003      Vice President and Treasurer, Horace Mann Life
                                                                       Insurance Company, Horace Mann Service
                                                                       Corporation, Horace Mann Investors, Inc.; and
                                                                       positions with Horace Mann Educators Corporation
                                                                       and its subsidiaries; Assistant Vice President
                                                                       and Assistant Treasurer, Horace Mann Life
                                                                       Insurance Company, Horace Mann Service
                                                                       Corporation, Horace Mann Investors, Inc.; and
                                                                       positions with Horace Mann Educators Corporation
                                                                       and its subsidiaries (1997-2003)

Diane M. Barnett, 50             Tax Officer           Since 1995      Assistant Vice President, Tax Compliance Officer,
                                                                       Horace Mann Life Insurance Company, Horace
                                                                       Mann Service Corporation, Horace Mann Investors,
                                                                       Inc.; and positions with Horace Mann Educators
                                                                       Corporation and its subsidiaries

The Statement of Additional Information for the Horace Mann Mutual Funds includes additional information about the Trustees and is available without charge by calling 1-800-999-1030.

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


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        Horace Mann
Educated Financial Solutions                                    IA-004388 (2/04)

ITEM 2.  CODE OF ETHICS.


As of the end of the period covered by this Form N-CSR, the Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer and principal accounting officer. Such code of ethics is incorporated by reference to Registrant's Form N-CSR as filed with the SEC on March 2, 2004.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant's Board of Trustees has determined that the Registrant has at least one "audit committee financial expert" (as defined in Item 3 of Form N-CSR) serving on its Audit Committee. Mr. Roger A. Formisano, the Registrant's audit committee financial expert, is "independent" for purposes of Item 3 to Form N-CSR.

An "audit committee financial expert" is not an "expert" for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an "audit committee financial expert." Further, the designation of a person as an "audit committee financial expert" does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the "audit committee financial expert" designation. Similarly, the designation of a person as an "audit committee financial expert" does not affect the duties, obligations, or liability of any other member of the audit committee or Board of Trustees.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees
----------

For the fiscal years ended December 31, 2002 and 2003, KPMG LLP, the Registrant's principal accountant ("KPMG"), billed the Registrant $76,400 and $81,200, respectively, for professional services rendered for the audit of the Registrant's annual financial statements or services that are normally provided in connection with statutory and regulatory filings.

Audit-Related Fees
------------------

For the fiscal years ended December 31, 2002 and 2003, KPMG did not bill the Registrant for assurance and related services that are reasonably related to the performance of the audit of the Registrant's financial statements and that are not reported above.

Tax Fees
--------

For the fiscal years ended December 31, 2002 and 2003, KPMG billed the Registrant $24,750 and $24,500, respectively, for professional services rendered for tax compliance, tax advice, tax planning and tax training. Such services consisted of quarterly diversification review, annual distribution review and tax return review. For engagements with KPMG entered into on or after May 6, 2003, the Audit Committee pre-approved all tax services that KPMG provided to the Registrant.

For engagements that Wilshire Associates, Incorporated, the Registrant's investment adviser ("Wilshire"), entered into with KPMG on or after May 6, 2003, KPMG provided no tax services to Wilshire that were for engagements directly related to the Registrant's operations and financial reporting.

All Other Fees
--------------

For the fiscal years ended December 31, 2002 and 2003, KPMG did not bill the Registrant for products and services other than the services reported above.

Audit Committee Pre-Approval Policies and Procedures
----------------------------------------------------

Pursuant to Registrant's Audit Committee Charter (the "Charter"), the Audit Committee is responsible for pre-approving any engagement of the principal accountant to provide non-prohibited services to the Registrant, including the fees and other compensation to be paid to the principal accountant, to the extent required by Rule 2-01(c)(7) of Regulation S-X. The Chairman of the Audit Committee may grant pre-approval for engagements of less than $5,000. All such delegated pre-approvals will be presented to the Audit Committee no later than the next Audit Committee meeting.

Pursuant to the Charter, the Audit Committee is also responsible for pre-approving any engagement of the principal accountant, including the fees and other compensation to be paid to the principal accountant, to provide non-audit services to the Registrant's investment adviser (or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant), if the engagement relates directly to the operations and financial reporting of the Registrant, to the extent required by Rule 2-01(c)(7) of Regulation S-X. The Chairman of the Audit Committee may grant pre-approval for engagements of less than $5,000. All such delegated pre-approvals will be presented to the Audit Committee no later than the next Audit Committee meeting.

Non-Audit Fees
--------------

For the fiscal years ended December 31, 2002 and 2003, KPMG billed the Registrant $24,70 and $24,500, respectively, in non-audit fees. For the same periods, KPMG billed Wilshire $78,279 and $97,599, respectively, in non-audit fees.

The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Wilshire that were not pre-approved pursuant to Rule 2-01 (c) (7) (ii) of Regulation S-X is compatible with maintaining KPMG's independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
           MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

         Not applicable.

ITEM 9. CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10.  EXHIBITS.

         (a)(1) Code of Ethics is incorporated by reference to Registrant's Form N-CSR as filed with the SEC on March 2, 2004.

         (a)(2) Section 302 Certifications are attached hereto.

         (a)(3) Not applicable.

         (b)    Section 906 Certifications are attached hereto.



                                   SIGNATURES




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):     Horace Mann Mutual Funds

                  By: /s/ Christopher M. Fehr

                  Christopher M. Fehr, President  (Chief Executive Officer)

Date:             June 4, 2004

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:               /s/ Christopher M. Fehr

                  Christopher M. Fehr, President   (Chief Executive Officer)

Date:             June 4, 2004

By:               /s/ Bret A. Conklin

                  Bret A. Conklin, Controller      (Chief Financial Officer)

Date:             June 4, 2004